United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                         DOUGLAS G. HERRING, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2007

                   Date of reporting period: March 31, 2007

ITEM 1. SCHEDULES OF INVESTMENTS.


The American Beacon International Equity Index Fund invests all of its investable assets in the Master International Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master International Index Series for the fiscal quarter ended March 31, 2007 is provided below.

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
AUSTRALIA - 5.0%        AIRLINES - 0.1%                            120,532  Qantas Airways Ltd.                     $      511,993
                                                                                                                    --------------
                        BEVERAGES - 0.1%                            41,945  Coca-Cola Amatil Ltd.                          298,652
                                                                   122,702  Foster's Group Ltd.                            680,056
                                                                     2,941  Lion Nathan Ltd.                                21,035
                                                                                                                    --------------
                                                                                                                           999,743
                                                                                                                    --------------
                        BIOTECHNOLOGY - 0.1%                        14,264  CSL Ltd.                                       950,633
                                                                                                                    --------------
                        CAPITAL MARKETS - 0.1%                      17,659  Macquarie Bank Ltd.                          1,182,325
                                                                       841  Perpetual Trustees Australia Ltd.               52,803
                                                                                                                    --------------
                                                                                                                         1,235,128
                                                                                                                    --------------
                        CHEMICALS - 0.0%                            16,093  Orica Ltd.                                     330,079
                                                                                                                    --------------
                        COMMERCIAL BANKS - 1.2%                    129,644  Australia & New Zealand Banking Group
                                                                            Ltd.                                         3,115,383
                                                                    90,234  Commonwealth Bank of Australia Ltd.          3,669,402
                                                                   114,010  National Australia Bank Ltd.                 3,726,721
                                                                   139,476  Westpac Banking Corp.                        2,973,601
                                                                                                                    --------------
                                                                                                                        13,485,107
                                                                                                                    --------------
                        COMMERCIAL SERVICES & SUPPLIES - 0.1%      122,430  Brambles Ltd. (c)                            1,348,182
                                                                     4,656  Downer EDI Ltd.                                 25,692
                                                                                                                    --------------
                                                                                                                         1,373,874
                                                                                                                    --------------
                        CONSTRUCTION & ENGINEERING - 0.0%            9,213  Leighton Holdings Ltd.                         249,866
                                                                                                                    --------------
                        CONSTRUCTION MATERIALS - 0.1%               29,788  Boral Ltd.                                     198,596
                                                                    17,226  James Hardie Industries NV                     116,518
                                                                    77,052  Rinker Group Ltd.                            1,125,288
                                                                                                                    --------------
                                                                                                                         1,440,402
                                                                                                                    --------------
                        CONTAINERS & PACKAGING - 0.0%               41,063  Amcor Ltd.                                     250,842
                                                                                                                    --------------
                        DISTRIBUTORS - 0.0%                         59,199  Pacific Brands Ltd.                            147,047
                                                                                                                    --------------
                        DIVERSIFIED CONSUMER SERVICES - 0.0%        34,550  ABC Learning Centres Ltd.                      203,508
                                                                                                                    --------------
                        DIVERSIFIED FINANCIAL SERVICES - 0.2%        8,881  Australian Stock Exchange Ltd.                 316,167
                                                                    16,381  Babcock & Brown Ltd.                           364,084
                                                                    49,792  Challenger Financial Services Group
                                                                            Ltd.                                           192,168
                                                                    67,367  Suncorp-Metway Ltd.                          1,133,739
                                                                                                                    --------------
                                                                                                                         2,006,158
                                                                                                                    --------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.1%                            361,288  Telstra Corp. Ltd.                           1,224,742
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        ENERGY EQUIPMENT & SERVICES - 0.0%           9,755  WorleyParsons Ltd.                      $      219,340
                                                                                                                    --------------
                        FOOD & STAPLES RETAILING - 0.3%             89,579  Coles Myer Ltd.                              1,177,775
                                                                    81,445  Woolworths Ltd.                              1,791,745
                                                                                                                    --------------
                                                                                                                         2,969,520
                                                                                                                    --------------
                        FOOD PRODUCTS - 0.0%                        61,294  Futuris Corp. Ltd.                             107,121
                                                                    26,777  Goodman Fielder Ltd.                            52,863
                                                                                                                    --------------
                                                                                                                           159,984
                                                                                                                    --------------
                        HEALTH CARE EQUIPMENT &
                        SUPPLIES - 0.0%                              6,833  Ansell Ltd.                                     64,132
                                                                     1,873  Cochlear Ltd.                                   98,080
                                                                                                                    --------------
                                                                                                                           162,212
                                                                                                                    --------------
                        HEALTH CARE PROVIDERS &
                        SERVICES - 0.0%                             78,213  Mayne Group Ltd.                               229,714
                                                                     7,776  Sonic Healthcare Ltd.                           92,801
                                                                                                                    --------------
                                                                                                                           322,515
                                                                                                                    --------------
                        HOTELS, RESTAURANTS & LEISURE - 0.1%        18,708  Aristocrat Leisure Ltd.                        248,241
                                                                    28,589  Tabcorp Holdings Ltd.                          381,436
                                                                    57,896  Tattersall's Ltd.                              241,245
                                                                                                                    --------------
                                                                                                                           870,922
                                                                                                                    --------------
                        IT SERVICES - 0.0%                          21,658  Computershare Ltd.                             190,130
                                                                                                                    --------------
                        INDUSTRIAL CONGLOMERATES - 0.1%             65,377  CSR Ltd.                                       180,377
                                                                    23,045  Wesfarmers Ltd.                                703,876
                                                                                                                    --------------
                                                                                                                           884,253
                                                                                                                    --------------
                        INSURANCE - 0.4%                           125,402  AMP Ltd.                                     1,054,199
                                                                    41,638  AXA Asia Pacific Holdings Ltd.                 243,237
                                                                   120,229  Insurance Australia Group Ltd.                 570,045
                                                                    65,596  QBE Insurance Group Ltd.                     1,673,947
                                                                                                                    --------------
                                                                                                                         3,541,428
                                                                                                                    --------------
                        MEDIA - 0.1%                                   223  APN News & Media Ltd.                            1,061
                                                                    81,419  John Fairfax Holdings Ltd.                     328,063
                                                                    37,192  Macquarie Communications
                                                                            Infrastructure Group                           196,802
                                                                    21,435  Publishing and Broadcasting Ltd.               344,260
                                                                                                                    --------------
                                                                                                                           870,186
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        METALS & MINING - 0.9%                      62,328  Alumina Ltd.                            $      368,641
                                                                   252,324  BHP Billiton Ltd.                            6,102,209
                                                                    49,777  BlueScope Steel Ltd.                           422,883
                                                                    28,055  Iluka Resources Ltd.                           133,699
                                                                    20,028  Newcrest Mining Ltd.                           385,509
                                                                    23,580  OneSteel Ltd.                                   98,446
                                                                    23,123  Rio Tinto Ltd.                               1,474,443
                                                                    44,604  Zinifex Ltd.                                   569,487
                                                                                                                    --------------
                                                                                                                         9,555,317
                                                                                                                    --------------
                        MULTI-UTILITIES - 0.0%                      28,965  AGL Energy Ltd.                                378,016
                                                                    24,508  Alinta Ltd.                                    287,924
                                                                                                                    --------------
                                                                                                                           665,940
                                                                                                                    --------------
                        MULTILINE RETAIL - 0.0%                      4,512  Harvey Norman Holdings Ltd.                     17,231
                                                                                                                    --------------
                        OIL, GAS & CONSUMABLE FUELS - 0.2%          10,809  Caltex Australia Ltd.                          208,669
                                                                    43,497  Origin Energy Ltd.                             317,093
                                                                    35,867  Paladin Resources Ltd. (c)                     282,365
                                                                    60,286  Santos Ltd.                                    495,091
                                                                    40,015  Woodside Petroleum Ltd.                      1,278,535
                                                                                                                    --------------
                                                                                                                         2,581,753
                                                                                                                    --------------
                        PAPER & FOREST PRODUCTS - 0.0%               5,919  PaperlinX Ltd.                                  19,970
                                                                                                                    --------------
                        REAL ESTATE INVESTMENT TRUSTS
                        (REITS) - 0.4%                             114,334  CFS Retail Property Trust                      205,367
                                                                    43,668  Centro Properties Group                        307,740
                                                                   166,094  Commonwealth Property Office Fund              184,110
                                                                   104,702  DB RREEF Trust                                 146,132
                                                                    83,673  ING Industrial Fund                            159,772
                                                                    44,782  Investa Property Group                          88,047
                                                                    42,062  Macquarie Office Trust                          51,559
                                                                    96,340  Macquire Goodman Group                         544,862
                                                                    70,450  Mirvac Group                                   298,686
                                                                    89,705  Multiplex Group                                324,434
                                                                   113,446  Stockland                                      748,082
                                                                   116,130  Westfield Group                              1,932,775
                                                                                                                    --------------
                                                                                                                         4,991,566
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        REAL ESTATE MANAGEMENT & DEVELOPMENT
                        - 0.1%                                     158,909  General Property Trust                  $      635,153
                                                                    17,800  Lend Lease Corp., Ltd.                         287,896
                                                                                                                    --------------
                                                                                                                           923,049
                                                                                                                    --------------
                        ROAD & RAIL - 0.1%                          38,724  Toll Holdings Ltd.                             642,298
                                                                                                                    --------------
                        TEXTILES, APPAREL & LUXURY GOODS -
                        0.0%                                         2,647  Billabong International Ltd.                    35,766
                                                                                                                    --------------
                        TRANSPORTATION INFRASTRUCTURE - 0.2%        15,309  Macquarie Airports Group                        49,422
                                                                   178,390  Macquarie Infrastructure Group                 554,248
                                                                   208,770  Sydney Roads Group                             228,037
                                                                    72,790  Transurban Group                               457,021
                                                                                                                    --------------
                                                                                                                         1,288,728
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN AUSTRALIA            55,321,230
                                                                                                                    --------------
AUSTRIA - 0.6%          BUILDING PRODUCTS - 0.0%                     3,557  Wienerberger AG                                222,137
                                                                                                                    --------------
                        COMMERCIAL BANKS - 0.1%                     13,292  Erste Bank der Oesterreichischen
                                                                            Sparkassen AG                                1,035,178
                                                                     2,739  Raiffeisen International Bank
                                                                            Holding AG                                     385,573
                                                                                                                    --------------
                                                                                                                         1,420,751
                                                                                                                    --------------
                        CONSTRUCTION MATERIALS - 0.0%                  475  RHI AG (c)                                      23,458
                                                                                                                    --------------
                        CONTAINERS & PACKAGING - 0.0%                  509  Mayr-Melnhof Karton AG                         113,564
                                                                                                                    --------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.1%                             25,400  Telekom Austria AG                             634,839
                                                                                                                    --------------
                        ELECTRIC UTILITIES - 0.0%                    3,317  Verbund - Oesterreichische
                                                                            Elektrizitaetswirtschafts AG                   148,704
                                                                                                                    --------------
                        HOTELS, RESTAURANTS & LEISURE - 0.0%         1,842  BetandWin.com Interactive
                                                                            Entertainment AG (c)                            86,614
                                                                                                                    --------------
                        INSURANCE - 0.0%                               670  Wiener Staedtische Allgemeine
                                                                            Versicherung AG                                 47,525
                                                                                                                    --------------
                        MACHINERY - 0.0%                             1,053  Andritz AG                                     264,154
                                                                                                                    --------------
                        METALS & MINING - 0.1%                       4,496  Boehler-Uddeholm AG                            432,429
                                                                     6,656  Voestalpine AG                                 482,802
                                                                                                                    --------------
                                                                                                                           915,231
                                                                                                                    --------------
                        OIL, GAS & CONSUMABLE FUELS - 0.1%          16,340  OMV AG                                       1,029,176
                                                                                                                    --------------
                        REAL ESTATE MANAGEMENT & DEVELOPMENT
                        - 0.2%                                      37,119  IMMOFINANZ Immobilien Anlagen AG (c)           595,023
                                                                    24,586  Immoeast Immobilien Anlagen AG (c)             367,842
                                                                    26,023  Meinl European Land Ltd. (c)                   723,759
                                                                                                                    --------------
                                                                                                                         1,686,624
                                                                                                                    --------------
                        TRANSPORTATION INFRASTRUCTURE - 0.0%         1,050  Flughafen Wien AG                              102,827
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN AUSTRIA               6,695,604
                                                                                                                    --------------
BELGIUM - 1.2%          BEVERAGES - 0.1%                            14,338  InBev NV                                     1,035,238
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        CHEMICALS - 0.1%                             4,255  Solvay SA                               $      653,890
                                                                     2,982  Umicore SA                                     530,202
                                                                                                                    --------------
                                                                                                                         1,184,092
                                                                                                                    --------------
                        COMMERCIAL BANKS - 0.3%                     41,887  Dexia SA                                     1,250,024
                                                                    15,887  KBC Bancassurance Holding                    1,976,033
                                                                                                                    --------------
                                                                                                                         3,226,057
                                                                                                                    --------------
                        DISTRIBUTORS - 0.0%                            204  D'ieteren SA                                    84,479
                                                                                                                    --------------
                        DIVERSIFIED FINANCIAL SERVICES - 0.4%       93,244  Fortis SA                                    4,258,689
                                                                     4,818  Groupe Bruxelles Lambert SA                    563,738
                                                                       211  Groupe Bruxelles Lambert SA Strip
                                                                            VVPR (c)                                             3
                                                                                                                    --------------
                                                                                                                         4,822,430
                                                                                                                    --------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.1%                             16,020  Belgacom SA                                    711,558
                                                                                                                    --------------
                        ELECTRICAL EQUIPMENT - 0.0%                    927  Bekaert SA                                     126,025
                                                                                                                    --------------
                        ELECTRONIC EQUIPMENT & INSTRUMENTS -
                        0.0%                                           493  Barco NV                                        45,534
                                                                                                                    --------------
                        FOOD & STAPLES RETAILING - 0.1%                921  Colruyt SA                                     210,765
                                                                     6,069  Delhaize Group                                 557,859
                                                                       950  Delhaize Group (a)                              87,115
                                                                                                                    --------------
                                                                                                                           855,739
                                                                                                                    --------------
                        HEALTH CARE EQUIPMENT & SUPPLIES -           1,461  Omega Pharma SA
                        0.0%                                                                                               112,533
                                                                                                                    --------------
                        LEISURE EQUIPMENT & PRODUCTS - 0.0%          9,271  AGFA-Gevaert NV                                209,176
                                                                                                                    --------------
                        MARINE - 0.0%                                1,598  Compagnie Maritime Belge SA (CMB)              106,094
                                                                                                                    --------------
                        OIL, GAS & CONSUMABLE FUELS - 0.0%           1,612  Euronav SA                                      54,244
                                                                                                                    --------------
                        PHARMACEUTICALS - 0.1%                       9,183  UCB SA                                         534,476
                                                                                                                    --------------
                        REAL ESTATE INVESTMENT TRUSTS (REITS)
                        - 0.0%                                           8  Cofinimmo SA                                     1,666
                                                                                                                    --------------
                        WIRELESS TELECOMMUNICATION SERVICES -
                        0.0%                                         1,464  Mobistar SA                                    123,794
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN BELGIUM              13,233,135
                                                                                                                    --------------
BERMUDA - 0.0%          ENERGY EQUIPMENT & SERVICES - 0.0%          17,113  SeaDrill Ltd. (c)                              281,543
                                                                                                                    --------------
                        TEXTILES, APPAREL & LUXURY GOODS -
                        0.0%                                        19,785  Yue Yuen Industrial Holdings Ltd.               67,102
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN BERMUDA                 348,645
                                                                                                                    --------------
CAYMAN ISLANDS - 0.0%   COMMUNICATIONS EQUIPMENT - 0.0%            137,301  Foxconn International Holdings Ltd.
                                                                            (c)                                            419,099
                                                                                                                    --------------
                        REAL ESTATE MANAGEMENT & DEVELOPMENT
                        - 0.0%                                      36,000  Shui On Land Ltd. (c)                           29,810
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN THE CAYMAN
                                                                            ISLANDS                                        448,909
                                                                                                                    --------------
DENMARK - 0.8%          BEVERAGES - 0.0%                             2,562  Carlsberg A/S                                  278,810
                                                                                                                    --------------
                        CHEMICALS - 0.0%                             3,517  Novozymes A/S Class B                          314,640
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        COMMERCIAL BANKS - 0.2%                     42,451  Danske Bank A/S                         $    1,974,996
                                                                     3,100  Jyske Bank (c)                                 249,545
                                                                     4,339  Sydbank A/S                                    233,374
                                                                                                                    --------------
                                                                                                                         2,457,915
                                                                                                                    --------------
                        CONSTRUCTION & ENGINEERING - 0.0%            2,067  FLS Industries A/S Class B                     140,079
                                                                                                                    --------------
                        ELECTRICAL EQUIPMENT - 0.1%                 16,655  Vestas Wind Systems A/S (c)                    933,116
                                                                                                                    --------------
                        FOOD PRODUCTS - 0.1%                         5,963  Danisco A/S                                    469,856
                                                                     2,685  East Asiatic Co., Ltd. A/S                     129,009
                                                                                                                    --------------
                                                                                                                           598,865
                                                                                                                    --------------
                        HEALTH CARE EQUIPMENT & SUPPLIES -                  Coloplast A/S Class B
                        0.0%                                           621                                                  52,717
                                                                    23,000  GN Store Nord                                  325,759
                                                                     1,430  William Demant Holding (c)                     126,906
                                                                                                                    --------------
                                                                                                                           505,382
                                                                                                                    --------------
                        HOUSEHOLD DURABLES - 0.0%                      436  Bang & Olufsen A/S Class B                      54,014
                                                                                                                    --------------
                        INSURANCE - 0.0%                             1,651  Topdanmark A/S (c)                             319,677
                                                                     1,391  TrygVesta A/S                                  115,091
                                                                                                                    --------------
                                                                                                                           434,768
                                                                                                                    --------------
                        MACHINERY - 0.0%                               720  NKT Holding A/S                                 57,830
                                                                                                                    --------------
                        MARINE - 0.1%                                   77  AP Moller - Maersk A/S                         803,442
                                                                                                                    --------------
                        OIL, GAS & CONSUMABLE FUELS - 0.0%             900  D/S Torm A/S                                    62,364
                                                                                                                    --------------
                        PHARMACEUTICALS - 0.2%                       3,119  H Lundbeck A/S                                  72,974
                                                                    18,026  Novo-Nordisk A/S B                           1,644,970
                                                                                                                    --------------
                                                                                                                         1,717,944
                                                                                                                    --------------
                        ROAD & RAIL - 0.1%                           2,955  DSV A/S                                        518,128
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN DENMARK               8,877,297
                                                                                                                    --------------
FINLAND - 1.5%          AUTO COMPONENTS - 0.0%                       9,415  Nokian Renkaat Oyj                             257,828
                                                                                                                    --------------
                        BUILDING PRODUCTS - 0.0%                       828  Asko Oyj                                        29,267
                                                                                                                    --------------
                        COMMUNICATIONS EQUIPMENT - 0.7%              1,270  Nokia Oyj (a)                                   29,108
                                                                   316,779  Nokia Oyj                                    7,291,177
                                                                                                                    --------------
                                                                                                                         7,320,285
                                                                                                                    --------------
                        CONSTRUCTION & ENGINEERING - 0.1%           13,931  YIT Oyj                                        480,129
                                                                                                                    --------------
                        DIVERSIFIED FINANCIAL SERVICES - 0.0%          325  OKO Bank                                         5,540
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.1%                             16,191  Elisa Corp.                             $      469,126
                                                                                                                    --------------
                        ELECTRIC UTILITIES - 0.1%                   36,445  Fortum Oyj                                   1,062,791
                                                                                                                    --------------
                        FOOD & STAPLES RETAILING - 0.0%              2,835  Kesko Oyj Class B                              151,220
                                                                                                                    --------------
                        IT SERVICES - 0.0%                          11,715  TietoEnator Oyj                                341,157
                                                                                                                    --------------
                        INSURANCE - 0.1%                            39,801  Sampo Oyj                                    1,207,976
                                                                                                                    --------------
                        LEISURE EQUIPMENT & PRODUCTS - 0.0%          5,404  Amer Sports Corp.                              118,462
                                                                                                                    --------------
                        MACHINERY - 0.1%                             2,051  Cargotec Corp. Class B                         123,867
                                                                     6,756  KCI Konecranes Oyj                             226,527
                                                                     4,102  Kone Oyj Class B                               234,364
                                                                    12,656  Metso Oyj                                      668,650
                                                                     4,830  Wartsila Oyj                                   298,669
                                                                                                                    --------------
                                                                                                                         1,552,077
                                                                                                                    --------------
                        MEDIA - 0.0%                                   820  SanomaWSOY Oyj (Class B)                        24,329
                                                                                                                    --------------
                        METALS & MINING - 0.1%                      10,968  Outokumpu Oyj                                  376,984
                                                                     6,996  Rautaruukki Oyj                                326,067
                                                                                                                    --------------
                                                                                                                           703,051
                                                                                                                    --------------
                        OIL, GAS & CONSUMABLE FUELS - 0.0%          10,409  Neste Oil Oyj                                  358,744
                                                                                                                    --------------
                        PAPER & FOREST PRODUCTS - 0.2%              57,145  Stora Enso Oyj Class R                         992,379
                                                                    43,954  UPM-Kymmene Oyj                              1,119,709
                                                                                                                    --------------
                                                                                                                         2,112,088
                                                                                                                    --------------
                        PHARMACEUTICALS - 0.0%                       2,670  Orion Oyj                                       64,343
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN FINLAND              16,258,413
                                                                                                                    --------------
FRANCE - 9.2%           AEROSPACE & DEFENSE - 0.1%                  29,654  European Aeronautic Defense and
                                                                            Space Co.                                      919,817
                                                                     7,747  Safran SA                                      189,072
                                                                     6,060  Thales SA                                      351,818
                                                                     2,001  Zodiac SA                                      144,023
                                                                                                                    --------------
                                                                                                                         1,604,730
                                                                                                                    --------------
                        AIRLINES - 0.0%                              9,788  Air France-KLM                                 446,520
                                                                                                                    --------------
                        AUTO COMPONENTS - 0.2%                      12,863  Compagnie Generale des Etablissements
                                                                            Michelin                                     1,420,516
                                                                     7,921  Valeo SA                                       464,622
                                                                                                                    --------------
                                                                                                                         1,885,138
                                                                                                                    --------------
                        AUTOMOBILES - 0.3%                          14,701  Peugeot SA                                   1,036,114
                                                                    13,512  Renault SA                                   1,580,272
                                                                                                                    --------------
                                                                                                                         2,616,386
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        BEVERAGES - 0.1%                             7,807  Pernod-Ricard SA                        $    1,583,322
                                                                                                                    --------------
                        BUILDING PRODUCTS - 0.2%                    26,256  Cie de Saint-Gobain                          2,566,360
                                                                                                                    --------------
                        CHEMICALS - 0.2%                             9,546  Air Liquide                                  2,327,235
                                                                                                                    --------------
                        COMMERCIAL BANKS - 1.3%                     66,163  BNP Paribas SA                               6,910,705
                                                                    48,775  Credit Agricole SA                           1,901,899
                                                                    29,794  Societe Generale                             5,148,946
                                                                                                                    --------------
                                                                                                                        13,961,550
                                                                                                                    --------------
                        COMMERCIAL SERVICES & SUPPLIES - 0.0%        1,788  Societe BIC SA (c)                             125,037
                                                                                                                    --------------
                        COMMUNICATIONS EQUIPMENT - 0.2%            175,306  Alcatel SA                                   2,063,140
                                                                                                                    --------------
                        CONSTRUCTION & ENGINEERING - 0.2%           17,198  Vinci SA (c)                                 2,665,427
                                                                                                                    --------------
                        CONSTRUCTION MATERIALS - 0.2%                1,157  Imerys SA                                      107,417
                                                                    12,682  Lafarge SA                                   1,993,808
                                                                                                                    --------------
                                                                                                                         2,101,225
                                                                                                                    --------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.3%                            130,418  France Telecom SA                            3,444,294
                                                                                                                    --------------
                        ELECTRICAL EQUIPMENT - 0.3%                  8,223  Alstom (c)                                   1,067,159
                                                                    19,329  Schneider Electric SA                        2,453,726
                                                                     1,114  Schneider Electric SA (c)                      136,908
                                                                                                                    --------------
                                                                                                                         3,657,793
                                                                                                                    --------------
                        ENERGY EQUIPMENT & SERVICES - 0.1%           8,533  Technip SA                                     626,020
                                                                                                                    --------------
                        FOOD & STAPLES RETAILING - 0.4%             49,112  Carrefour SA                                 3,591,929
                                                                     4,770  Casino Guichard Perrachon SA                   481,594
                                                                                                                    --------------
                                                                                                                         4,073,523
                                                                                                                    --------------
                        FOOD PRODUCTS - 0.3%                        18,807  Groupe Danone                                3,072,571
                                                                                                                    --------------
                        GAS UTILITIES - 0.1%                        13,030  Gaz de France SA                               604,686
                                                                                                                    --------------
                        HEALTH CARE EQUIPMENT &
                        SUPPLIES - 0.1%                              7,754  Cie Generale d'Optique Essilor
                                                                            International SA                               890,800
                                                                                                                    --------------
                        HOTELS, RESTAURANTS & LEISURE - 0.2%        17,658  Accor SA                                     1,687,510
                                                                     5,938  Sodexho Alliance SA                            434,766
                                                                                                                    --------------
                                                                                                                         2,122,276
                                                                                                                    --------------
                        HOUSEHOLD DURABLES - 0.1%                   26,483  Thomson                                        509,785
                                                                                                                    --------------
                        IT SERVICES - 0.1%                           6,866  Atos Origin (c)                                459,788
                                                                    12,299  Cap Gemini SA                                  936,320
                                                                                                                    --------------
                                                                                                                         1,396,108
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        INSURANCE - 0.5%                           132,347  AXA SA                                  $    5,611,475
                                                                     2,383  CNP Assurances                                 277,522
                                                                     8,310  Scor Regroupe                                  224,460
                                                                                                                    --------------
                                                                                                                         6,113,457
                                                                                                                    --------------
                        MACHINERY - 0.1%                             3,691  Vallourec (c)                                  944,605
                                                                                                                    --------------
                        MEDIA - 0.5%                                11,071  Lagardere S.C.A.                               852,446
                                                                     1,739  M6-Metropole Television                         63,698
                                                                     7,450  PagesJaunes Groupe SA                          162,616
                                                                    15,074  Publicis Groupe                                728,137
                                                                    15,765  Societe Television Francaise 1                 527,753
                                                                    88,600  Vivendi SA                                   3,600,385
                                                                                                                    --------------
                                                                                                                         5,935,035
                                                                                                                    --------------
                        MULTI-UTILITIES - 0.5%                      77,824  Suez SA                                      4,104,372
                                                                    21,250  Veolia Environnement SA                      1,580,004
                                                                                                                    --------------
                                                                                                                         5,684,376
                                                                                                                    --------------
                        MULTILINE RETAIL - 0.1%                      5,229  Pinault-Printemps-Redoute                      836,190
                                                                                                                    --------------
                        OFFICE ELECTRONICS - 0.0%                    1,763  Neopost SA                                     251,995
                                                                                                                    --------------
                        OIL, GAS & CONSUMABLE FUELS - 1.1%         170,535  Total SA                                    11,948,544
                                                                                                                    --------------
                        PERSONAL PRODUCTS - 0.2%                    21,571  L'Oreal SA                                   2,355,091
                                                                                                                    --------------
                        PHARMACEUTICALS - 0.6%                      80,742  Sanofi-Aventis                               7,021,606
                                                                                                                    --------------
                        REAL ESTATE INVESTMENT TRUSTS
                        (REITS) - 0.1%                                 492  Gecina SA                                       91,494
                                                                     1,410  Klepierre                                      272,812
                                                                     4,183  Unibail                                      1,267,769
                                                                                                                    --------------
                                                                                                                         1,632,075
                                                                                                                    --------------
                        SEMICONDUCTORS & SEMICONDUCTOR
                        EQUIPMENT - 0.1%                            60,607  STMicroelectronics NV                        1,166,656
                                                                                                                    --------------
                        SOFTWARE - 0.0%                              9,170  Business Objects SA (c)                        333,804
                                                                     2,804  Dassault Systemes SA                           150,765
                                                                                                                    --------------
                                                                                                                           484,569
                                                                                                                    --------------
                        TEXTILES, APPAREL & LUXURY
                        GOODS - 0.3%                                 4,243  Hermes International                           587,090
                                                                    20,534  LVMH Moet Hennessy Louis Vuitton SA          2,278,081
                                                                                                                    --------------
                                                                                                                         2,865,171
                                                                                                                    --------------
                        TRANSPORTATION INFRASTRUCTURE - 0.0%           388  Societe Des Autoroutes Paris-Rhin-
                                                                            Rhone                                           35,349
                                                                                                                    --------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.1%                             18,355  Bouygues                                     1,418,449
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN FRANCE              103,037,094
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
GERMANY - 7.0%          AIR FREIGHT & LOGISTICS - 0.2%              65,269  Deutsche Post AG                        $    1,975,708
                                                                                                                    --------------
                        AIRLINES - 0.0%                             18,119  Deutsche Lufthansa AG                          492,071
                                                                                                                    --------------
                        AUTO COMPONENTS - 0.1%                      11,653  Continental AG                               1,506,224
                                                                                                                    --------------
                        AUTOMOBILES - 0.7%                          70,708  DaimlerChrysler AG                           5,799,531
                                                                    14,591  Volkswagen AG                                2,192,772
                                                                                                                    --------------
                                                                                                                         7,992,303
                                                                                                                    --------------
                        CAPITAL MARKETS - 0.5%                      40,945  Deutsche Bank AG Registered Shares           5,515,561
                                                                     3,332  MLP AG                                          83,501
                                                                                                                    --------------
                                                                                                                         5,599,062
                                                                                                                    --------------
                        CHEMICALS - 0.8%                            38,622  BASF AG                                      4,348,258
                                                                    55,207  Bayer AG                                     3,528,103
                                                                    10,093  Linde AG                                     1,087,378
                                                                                                                    --------------
                                                                                                                         8,963,739
                                                                                                                    --------------
                        COMMERCIAL BANKS - 0.2%                     52,439  Commerzbank AG                               2,320,068
                                                                     5,074  Deutsche Postbank AG                           442,405
                                                                                                                    --------------
                                                                                                                         2,762,473
                                                                                                                    --------------
                        COMPUTERS & PERIPHERALS - 0.0%               1,694  Wincor Nixdorf AG                              157,861
                                                                                                                    --------------
                        CONSTRUCTION & ENGINEERING - 0.1%            2,333  Bilfinger Berger AG                            212,298
                                                                     4,000  Hochtief AG                                    405,562
                                                                                                                    --------------
                                                                                                                           617,860
                                                                                                                    --------------
                        DIVERSIFIED FINANCIAL SERVICES - 0.2%        8,817  Deutsche Boerse AG                           2,019,952
                                                                                                                    --------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.3%                            223,122  Deutsche Telekom AG                          3,689,938
                                                                                                                    --------------
                        ELECTRIC UTILITIES - 0.6%                   49,507  E.ON AG                                      6,731,084
                                                                                                                    --------------
                        ELECTRICAL EQUIPMENT - 0.0%                  4,033  Solarworld AG                                  313,173
                                                                                                                    --------------
                        FOOD & STAPLES RETAILING - 0.1%             14,817  Metro AG                                     1,049,238
                                                                                                                    --------------
                        FOOD PRODUCTS - 0.0%                           131  Suedzucker AG                                    2,502
                                                                                                                    --------------
                        HEALTH CARE PROVIDERS &
                        SERVICES - 0.1%                              4,864  Celesio AG                                     305,645
                                                                     5,147  Fresenius Medical Care AG                      748,890
                                                                                                                    --------------
                                                                                                                         1,054,535
                                                                                                                    --------------
                        HOTELS, RESTAURANTS & LEISURE - 0.1%        24,718  TUI AG                                         611,189
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        INDUSTRIAL CONGLOMERATES - 0.7%              1,629  Rheinmetall AG                          $      151,021
                                                                    66,201  Siemens AG                                   7,076,509
                                                                       860  Siemens AG (a)                                  92,192
                                                                                                                    --------------
                                                                                                                         7,319,722
                                                                                                                    --------------
                        INSURANCE - 0.9%                            33,539  Allianz AG Registered Shares                 6,886,653
                                                                    17,041  Muenchener Rueckversicherungs AG
                                                                            Registered Shares                            2,882,167
                                                                                                                    --------------
                                                                                                                         9,768,820
                                                                                                                    --------------
                        LIFE SCIENCES TOOLS & SERVICES - 0.0%        6,232  Qiagen NV (c)                                  105,894
                                                                                                                    --------------
                        MACHINERY - 0.1%                             2,427  Heidelberger Druckmaschn AG                    111,204
                                                                     9,239  MAN AG                                       1,074,977
                                                                                                                    --------------
                                                                                                                         1,186,181
                                                                                                                    --------------
                        MEDIA - 0.0%                                 6,550  Premiere AG (c)                                142,621
                                                                                                                    --------------
                        METALS & MINING - 0.1%                       2,575  Salzgitter AG (c)                              376,039
                                                                    31,267  ThyssenKrupp AG                              1,547,081
                                                                                                                    --------------
                                                                                                                         1,923,120
                                                                                                                    --------------
                        MULTI-UTILITIES - 0.4%                      36,391  RWE AG                                       3,849,642
                                                                                                                    --------------
                        MULTILINE RETAIL - 0.0%                      2,800  KarstadtQuelle AG (c)                          103,234
                                                                                                                    --------------
                        PERSONAL PRODUCTS - 0.0%                     5,194  Beiersdorf AG                                  354,204
                                                                                                                    --------------
                        PHARMACEUTICALS - 0.1%                       7,374  Altana AG                                      478,932
                                                                     6,040  Merck KGaA                                     778,772
                                                                                                                    --------------
                                                                                                                         1,257,704
                                                                                                                    --------------
                        REAL ESTATE MANAGEMENT &
                        DEVELOPMENT - 0.0%                           4,416  IVG Immobilien AG                              211,482
                                                                                                                    --------------
                        SEMICONDUCTORS & SEMICONDUCTOR
                        EQUIPMENT - 0.1%                            60,366  Infineon Technologies AG (c)                   939,451
                                                                                                                    --------------
                        SOFTWARE - 0.3%                             69,753  SAP AG                                       3,109,389
                                                                                                                    --------------
                        SPECIALTY RETAIL - 0.0%                      1,073  Douglas Holding AG                              62,996
                                                                                                                    --------------
                        TEXTILES, APPAREL & LUXURY
                        GOODS - 0.2%                                19,872  Adidas-Salomon AG                            1,086,524
                                                                     1,413  Puma AG Rudolf Dassler Sport                   516,641
                                                                                                                    --------------
                                                                                                                         1,603,165
                                                                                                                    --------------
                        THRIFTS & MORTGAGE FINANCE - 0.1%           12,944  Hypo Real Estate Holding AG                    825,481
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN GERMANY              78,302,018
                                                                                                                    --------------
GREECE - 0.6%           BEVERAGES - 0.0%                             5,631  Coca-Cola Hellenic Bottling Co. SA             236,947
                                                                                                                    --------------
                        COMMERCIAL BANKS - 0.4%                     35,613  Alpha Bank AE                                1,127,490
                                                                    21,508  EFG Eurobank Ergasias SA                       879,179

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                                                                    33,103  National Bank of Greece SA              $    1,755,553
                                                                    21,294  Piraeus Bank SA                                739,582
                                                                                                                    --------------
                                                                                                                         4,501,804
                                                                                                                    --------------
                        COMMUNICATIONS EQUIPMENT - 0.0%             13,438  Intracom SA (c)                                 71,804
                                                                                                                    --------------
                        CONSTRUCTION & ENGINEERING - 0.0%            3,355  Hellenic Technodomiki Tev SA                    49,299
                                                                     9,486  Technical Olympic SA                            19,895
                                                                                                                    --------------
                                                                                                                            69,194
                                                                                                                    --------------
                        CONSTRUCTION MATERIALS - 0.0%                2,652  Titan Cement Co. SA                            143,124
                                                                                                                    --------------
                        DIVERSIFIED FINANCIAL SERVICES - 0.0%        4,962  Hellenic Exchanges SA                          113,877
                                                                                                                    --------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.1%                             23,107  Hellenic Telecommunications
                                                                            Organization SA (c)                            632,164
                                                                                                                    --------------
                        ELECTRIC UTILITIES - 0.0%                    5,799  Public Power Corp.                             141,917
                                                                                                                    --------------
                        HOTELS, RESTAURANTS & LEISURE - 0.1%        15,257  OPAP SA                                        585,342
                                                                                                                    --------------
                        METALS & MINING - 0.0%                       4,010  Viohalco, Hellenic Copper and Aluminum
                                                                            Industry SA                                     61,817
                                                                                                                    --------------
                        OIL, GAS & CONSUMABLE FUELS - 0.0%             447  Hellenic Petroleum SA                            6,377
                                                                                                                    --------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.0%                              9,444  Cosmote Mobile Telecommunications SA           282,844
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN GREECE                6,847,211
                                                                                                                    --------------
HONG KONG - 1.5%        AIRLINES - 0.0%                             24,263  Cathay Pacific Airways Ltd.                     61,733
                                                                                                                    --------------
                        COMMERCIAL BANKS - 0.2%                    344,400  BOC Hong Kong Holdings Ltd.                    834,829
                                                                   140,139  Bank of East Asia Ltd.                         815,168
                                                                    70,553  Hang Seng Bank Ltd.                          1,002,289
                                                                     3,500  Wing Hang Bank Ltd.                             43,092
                                                                                                                    --------------
                                                                                                                         2,695,378
                                                                                                                    --------------
                        DISTRIBUTORS - 0.1%                        175,990  Li & Fung Ltd.                                 552,960
                                                                                                                    --------------
                        DIVERSIFIED FINANCIAL SERVICES - 0.1%       99,348  Hong Kong Exchanges and Clearing Ltd.          968,241
                                                                                                                    --------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.0%                            103,195  PCCW Ltd.                                       61,942
                                                                                                                    --------------
                        ELECTRIC UTILITIES - 0.1%                  141,187  CLP Holdings Ltd.                            1,030,872
                                                                     1,500  Cheung Kong Infrastructure
                                                                            Holdings Ltd.                                    5,222
                                                                    83,500  HongKong Electric Holdings Ltd.                428,534
                                                                                                                    --------------
                                                                                                                         1,464,628
                                                                                                                    --------------
                        ELECTRICAL EQUIPMENT - 0.0%                 87,328  Johnson Electric Holdings Ltd.                  58,006
                                                                                                                    --------------
                        ELECTRONIC EQUIPMENT &
                        INSTRUMENTS - 0.0%                          24,147  Kingboard Chemical Holdings Ltd.               101,520
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        GAS UTILITIES - 0.1%                       225,240  The Hong Kong and China Gas Co. Ltd.    $      503,320
                                                                                                                    --------------
                        HOTELS, RESTAURANTS & LEISURE - 0.0%        56,990  Shangri-La Asia Ltd.                           141,062
                                                                                                                    --------------
                        HOUSEHOLD DURABLES - 0.0%                   83,560  Techtronic Industries Co.                      100,740
                                                                                                                    --------------
                        INDUSTRIAL CONGLOMERATES - 0.2%            182,176  Hutchison Whampoa Ltd.                       1,752,163
                                                                    56,773  Melco International Development Ltd.           102,160
                                                                                                                    --------------
                                                                                                                         1,854,323
                                                                                                                    --------------
                        MARINE - 0.0%                                7,557  Orient Overseas International Ltd.              70,217
                                                                                                                    --------------
                        MEDIA - 0.0%                                 4,000  Television Broadcasts Ltd.                      25,008
                                                                                                                    --------------
                        REAL ESTATE INVESTMENT TRUSTS
                        (REITS) - 0.1%                             222,414  The Link REIT                                  535,149
                                                                                                                    --------------
                        REAL ESTATE MANAGEMENT &
                        DEVELOPMENT - 0.5%                         129,835  Cheung Kong Holdings Ltd.                    1,643,397
                                                                   230,000  Hang Lung Properties Ltd.                      643,182
                                                                    92,491  Henderson Land Development Co., Ltd.           540,374
                                                                     5,791  Hysan Development Co. Ltd.                      15,750
                                                                    16,500  Kerry Properties Ltd.                           84,786
                                                                   185,484  New World Development Ltd.                     420,654
                                                                    20,000  Shun Tak Holdings Ltd.                          26,569
                                                                    52,421  Sino Land Co.                                  112,846
                                                                   120,324  Sun Hung Kai Properties Ltd.                 1,392,115
                                                                    72,577  Swire Pacific Ltd. Class A                     814,616
                                                                    64,107  Wharf Holdings Ltd.                            237,935
                                                                                                                    --------------
                                                                                                                         5,932,224
                                                                                                                    --------------
                        ROAD & RAIL - 0.0%                          55,500  MTR Corp.                                      138,936
                                                                                                                    --------------
                        SEMICONDUCTORS & SEMICONDUCTOR
                        EQUIPMENT - 0.0%                             5,004  ASM Pacific Technology Ltd.                     29,524
                                                                   674,000  Solomon Systech International Ltd.             106,101
                                                                                                                    --------------
                                                                                                                           135,625
                                                                                                                    --------------
                        SPECIALTY RETAIL - 0.1%                     94,000  Esprit Holdings Ltd.                         1,102,592
                                                                   120,394  Giordano International Ltd.                     58,552
                                                                                                                    --------------
                                                                                                                         1,161,144
                                                                                                                    --------------
                        TEXTILES, APPAREL & LUXURY
                        GOODS - 0.0%                                59,353  Texwinca Holdings Ltd.                          40,032
                                                                                                                    --------------
                        TRANSPORTATION INFRASTRUCTURE - 0.0%        18,349  Hopewell Holdings Ltd.                          71,391
                                                                                                                    --------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.0%                            176,647  Hutchison Telecommunications
                                                                            International Ltd. (c)                         358,110
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN HONG KONG            17,031,689
                                                                                                                    --------------
IRELAND - 0.8%          AIRLINES - 0.0%                             55,360  Ryanair Holdings Plc (c)                       431,142
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        BEVERAGES - 0.1%                            32,185  C&C Group Plc                           $      488,844
                                                                                                                    --------------
                        BUILDING PRODUCTS - 0.0%                     5,627  Kingspan Group Plc                             149,208
                                                                                                                    --------------
                        COMMERCIAL BANKS - 0.4%                     73,878  Allied Irish Banks Plc                       2,190,908
                                                                    75,253  Bank of Ireland                              1,622,486
                                                                    23,536  Depfa Bank Plc                                 420,359
                                                                                                                    --------------
                                                                                                                         4,233,753
                                                                                                                    --------------
                        CONSTRUCTION MATERIALS - 0.2%               46,833  CRH Plc                                      2,000,095
                                                                                                                    --------------
                        FOOD & STAPLES RETAILING - 0.0%                648  Total Produce (c)                                  718
                                                                                                                    --------------
                        FOOD PRODUCTS - 0.0%                        20,458  Greencore Group Plc                            125,712
                                                                     3,054  Iaws Group Plc                                  71,149
                                                                     5,997  Kerry Group Plc                                166,630
                                                                                                                    --------------
                                                                                                                           363,491
                                                                                                                    --------------
                        HOTELS, RESTAURANTS & LEISURE - 0.0%           264  Paddy Power Plc                                  6,983
                                                                                                                    --------------
                        HOUSEHOLD DURABLES - 0.0%                   54,122  Waterford Wedgewood Plc Restricted
                                                                            Shares                                           4,555
                                                                                                                    --------------
                        INDUSTRIAL CONGLOMERATES - 0.0%              2,954  DCC Plc                                        104,177
                                                                                                                    --------------
                        INSURANCE - 0.1%                            21,693  Irish Life & Permanent Plc                     595,508
                                                                                                                    --------------
                        MEDIA - 0.0%                                60,610  Independent News & Media Plc                   275,283
                                                                                                                    --------------
                        PHARMACEUTICALS - 0.0%                      28,095  Elan Corp. Plc (c)                             360,293
                                                                                                                    --------------
                        TRADING COMPANIES &
                        DISTRIBUTORS - 0.0%                          9,938  Grafton Group Plc                              150,678
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN IRELAND               9,164,728
                                                                                                                    --------------
ITALY - 3.7%            AEROSPACE & DEFENSE - 0.1%                  27,008  Finmeccanica SpA                               812,849
                                                                                                                    --------------
                        AUTOMOBILES - 0.1%                          48,452  Fiat SpA                                     1,222,255
                                                                                                                    --------------
                        CAPITAL MARKETS - 0.1%                      43,925  Mediobanca SpA                                 978,673
                                                                                                                    --------------
                        COMMERCIAL BANKS - 1.4%                    556,083  Banca Intesa SpA                             4,223,791
                                                                    56,941  Banca Intesa SpA (RNC)                         426,721
                                                                    68,432  Banca Monte dei Paschi di Siena SpA            428,734
                                                                    41,847  Banca Popolare di Milano Scrl                  648,061
                                                                    35,533  Banco Popolare di Verona e Novara Scrl       1,104,547
                                                                   143,273  Capitalia SpA                                1,297,053
                                                                   599,308  UniCredito Italiano SpA                      5,704,150
                                                                    57,994  Unione Di Banche Italiane SPCA               1,715,982
                                                                                                                    --------------
                                                                                                                        15,549,039
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        CONSTRUCTION MATERIALS - 0.0%                5,058  Italcementi SpA                         $      151,485
                                                                                                                    --------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.3%                            891,944  Telecom Italia SpA                           2,545,041
                                                                   433,653  Telecom Italia SpA (RNC)                     1,073,430
                                                                                                                    --------------
                                                                                                                         3,618,471
                                                                                                                    --------------
                        ELECTRIC UTILITIES - 0.4%                  354,117  Enel SpA                                     3,789,093
                                                                   127,041  Terna SpA                                      472,464
                                                                                                                    --------------
                                                                                                                         4,261,557
                                                                                                                    --------------
                        GAS UTILITIES - 0.0%                        63,411  Snam Rete Gas SpA                              402,614
                                                                                                                    --------------
                        HOTELS, RESTAURANTS & LEISURE - 0.0%         4,375  Autogrill SpA                                   83,808
                                                                     6,442  Lottomatica SpA                                256,789
                                                                                                                    --------------
                                                                                                                           340,597
                                                                                                                    --------------
                        INDUSTRIAL CONGLOMERATES - 0.0%            331,247  Pirelli & C SpA                                365,943
                                                                                                                    --------------
                        INSURANCE - 0.4%                            32,543  Alleanza Assicurazioni SpA                     415,379
                                                                    78,622  Assicurazioni Generali SpA                   3,344,053
                                                                     6,294  Fondiaria-Sai SpA                              288,976
                                                                    24,740  Mediolanum SpA                                 200,606
                                                                    35,217  Unipol SpA (Preference Shares) (c)             128,667
                                                                                                                    --------------
                                                                                                                         4,377,681
                                                                                                                    --------------
                        INTERNET SOFTWARE & SERVICES - 0.0%         27,235  Tiscali SpA (c)                                102,997
                                                                                                                    --------------
                        MEDIA - 0.1%                                 4,823  Arnoldo Mondadori Editore SpA                   50,383
                                                                    12,331  Gruppo Editoriale L'Espresso SpA                65,725
                                                                    73,995  Mediaset SpA                                   805,099
                                                                   158,897  Seat Pagine Gialle SpA                          97,959
                                                                                                                    --------------
                                                                                                                         1,019,166
                                                                                                                    --------------
                        OIL, GAS & CONSUMABLE FUELS - 0.6%           4,487  ENI SpA (a)(i)                                 290,892
                                                                   197,158  ENI SpA                                      6,415,753
                                                                                                                    --------------
                                                                                                                         6,706,645
                                                                                                                    --------------
                        TEXTILES, APPAREL & LUXURY
                        GOODS - 0.1%                                 4,772  Benetton Group SpA                              77,261
                                                                     9,077  Bulgari SpA                                    131,076
                                                                     6,979  Luxottica Group SpA                            222,630
                                                                                                                    --------------
                                                                                                                           430,967
                                                                                                                    --------------
                        TRANSPORTATION INFRASTRUCTURE - 0.1%        20,529  Autostrade SpA                                 658,165
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN ITALY                40,999,104
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
JAPAN - 20.7%           AIR FREIGHT & LOGISTICS - 0.1%              31,000  Yamato Transport Co., Ltd.              $      499,830
                                                                                                                    --------------
                        AIRLINES - 0.0%                             15,000  All Nippon Airways Co., Ltd.                    58,936
                                                                   114,000  Japan Airlines Corp.                           237,016
                                                                                                                    --------------
                                                                                                                           295,952
                                                                                                                    --------------
                        AUTO COMPONENTS - 0.4%                      17,200  Aisin Seiki Co., Ltd.                          602,817
                                                                    55,000  Bridgestone Corp.                            1,099,160
                                                                    34,600  Denso Corp.                                  1,286,049
                                                                    19,000  NGK Spark Plug Co., Ltd.                       355,524
                                                                     1,000  NHK Spring Co., Ltd.                            10,039
                                                                     6,400  NOK Corp.                                      108,893
                                                                    11,900  Stanley Electric Co., Ltd.                     241,858
                                                                    23,100  Sumitomo Rubber Industries, Ltd.               253,073
                                                                     1,200  Toyoda Gosei Co., Ltd.                          28,360
                                                                    12,500  Toyota Industries Corp.                        591,904
                                                                                                                    --------------
                                                                                                                         4,577,677
                                                                                                                    --------------
                        AUTOMOBILES - 1.9%                         121,400  Honda Motor Co., Ltd.                        4,234,165
                                                                   180,700  Nissan Motor Co., Ltd.                       1,936,729
                                                                   223,600  Toyota Motor Corp.                          14,326,035
                                                                    10,000  Yamaha Motor Co., Ltd.                         280,041
                                                                                                                    --------------
                                                                                                                        20,776,970
                                                                                                                    --------------
                        BEVERAGES - 0.2%                            32,700  Asahi Breweries Ltd.                           524,465
                                                                       200  Coca-Cola West Holdings Co., Ltd.                4,336
                                                                     6,200  ITO EN, Ltd.                                   202,037
                                                                    52,000  Kirin Brewery Co., Ltd.                        751,052
                                                                    25,000  Sapporo Holdings Ltd.                          175,874
                                                                    12,000  Takara Holdings, Inc.                           84,725
                                                                                                                    --------------
                                                                                                                         1,742,489
                                                                                                                    --------------
                        BUILDING PRODUCTS - 0.2%                    68,100  Asahi Glass Co., Ltd.                          958,740
                                                                     2,000  Central Glass Co., Ltd.                         13,527
                                                                    16,300  Daikin Industries Ltd.                         567,125
                                                                    14,800  JS Group Corp.                                 320,893
                                                                    69,000  Nippon Sheet Glass Co., Ltd.                   361,864
                                                                    27,000  Sanwa Shutter Corp.                            168,177
                                                                    21,000  Toto Ltd.                                      210,463
                                                                                                                    --------------
                                                                                                                         2,600,789
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        CAPITAL MARKETS - 0.6%                     114,000  Daiwa Securities Group, Inc.            $    1,376,629
                                                                     1,000  Jafco Co., Ltd.                                 55,329
                                                                    10,300  Matsui Securities Co., Ltd. (c)                 90,291
                                                                    10,000  Mitsubishi UFJ Securities Co. (c)              114,223
                                                                    77,500  Nikko Cordial Corp.                          1,106,861
                                                                   131,300  Nomura Holdings, Inc.                        2,735,417
                                                                       229  SBI E*trade Securities Co. Ltd.                289,554
                                                                     1,026  SBI Holdings, Inc.                             389,190
                                                                    43,300  Shinko Securities Co., Ltd. (c)                219,366
                                                                                                                    --------------
                                                                                                                         6,376,860
                                                                                                                    --------------
                        CHEMICALS - 0.9%                            78,000  Asahi Kasei Corp.                              567,923
                                                                     3,000  Daicel Chemical Industries Ltd.                 20,494
                                                                    28,000  Dainippon Ink and Chemicals, Inc.              111,202
                                                                     8,000  Denki Kagaku Kogyo Kabushiki Kaisha             37,475
                                                                     2,800  Hitachi Chemical Co., Ltd.                      65,818
                                                                    13,000  JSR Corp.                                      300,068
                                                                    13,000  Kaneka Corp.                                   123,999
                                                                     2,000  Kansai Paint Co., Ltd.                          17,091
                                                                    22,500  Kuraray Co., Ltd.                              243,063
                                                                    75,500  Mitsubishi Chemical Holdings Corp.             642,621
                                                                    20,000  Mitsubishi Gas Chemical Co., Inc.              191,785
                                                                    46,000  Mitsubishi Rayon Co., Ltd.                     306,432
                                                                    35,000  Mitsui Chemicals, Inc.                         305,923
                                                                    16,000  Nippon Kayaku Co., Ltd.                        132,111
                                                                     6,000  Nippon Sanso Corp.                              54,175
                                                                    22,000  Nissan Chemical Industries Ltd.                284,148
                                                                    15,710  Nitto Denko Corp.                              737,239
                                                                    32,100  Shin-Etsu Chemical Co., Ltd.                 1,958,579
                                                                   140,000  Showa Denko KK                                 526,307
                                                                    13,000  Sumitomo Bakelite Co., Ltd.                     93,992
                                                                   117,000  Sumitomo Chemical Co., Ltd.                    883,656
                                                                   104,000  Teijin Ltd.                                    586,897

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                                                                    25,000  Tokuyama Corp.                          $      437,033
                                                                   128,700  Toray Industries, Inc.                         930,519
                                                                    35,000  Tosoh Corp.                                    180,287
                                                                    99,000  Ube Industries Ltd.                            314,206
                                                                    15,000  Zeon Corp.                                     154,913
                                                                                                                    --------------
                                                                                                                        10,207,956
                                                                                                                    --------------
                        COMMERCIAL BANKS - 2.0%                     11,000  The 77 Bank Ltd.                                71,784
                                                                    62,000  The Bank of Fukuoka Ltd.                       500,356
                                                                     9,000  The Bank of Kyoto Ltd.                         103,335
                                                                   111,000  The Bank of Yokohama Ltd.                      827,979
                                                                    52,000  The Chiba Bank Ltd.                            458,927
                                                                    13,000  The Gunma Bank Ltd.                             92,116
                                                                    72,100  Hokuhoku Financial Group, Inc.                 248,410
                                                                    32,000  The Joyo Bank Ltd.                             199,864
                                                                       653  Mitsubishi UFJ Financial Group, Inc.         7,370,078
                                                                    44,000  Mitsui Trust Holdings, Inc.                    433,876
                                                                       718  Mizuho Financial Group, Inc.                 4,624,593
                                                                    27,000  The Nishi-Nippon City Bank Ltd.                119,832
                                                                       319  Resona Holdings, Inc.                          858,138
                                                                        12  Sapporo Hokuyo Holdings, Inc.                  120,163
                                                                   150,000  Shinsei Bank Ltd.                              719,196
                                                                    32,000  The Shizuoka Bank Ltd.                         340,801
                                                                       498  Sumitomo Mitsui Financial Group, Inc.        4,521,894
                                                                    85,000  The Sumitomo Trust & Banking Co., Ltd.         886,499
                                                                     8,000  Suruga Bank Ltd.                               104,277
                                                                                                                    --------------
                                                                                                                        22,602,118
                                                                                                                    --------------
                        COMMERCIAL SERVICES & SUPPLIES - 0.3%        7,300  Arrk Corp.                                      88,091
                                                                    40,000  Dai Nippon Printing Co., Ltd.                  629,328
                                                                       209  The Goodwill Group, Inc.                       164,589
                                                                     4,500  Kokuyo Co., Ltd.                                59,534
                                                                     4,500  Meitec Corp.                                   145,112

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                                                                    10,200  Park24 Co. Ltd.                         $      137,195
                                                                    19,000  Secom Co., Ltd.                                881,959
                                                                    48,000  Toppan Printing Co., Ltd.                      501,018
                                                                                                                    --------------
                                                                                                                         2,606,826
                                                                                                                    --------------
                        COMMUNICATIONS EQUIPMENT - 0.0%              7,000  Uniden Corp.                                    54,294
                                                                                                                    --------------
                        COMPUTERS & PERIPHERALS - 0.4%             127,000  Fujitsu Ltd.                                   846,020
                                                                    12,400  Mitsumi Electric Co., Ltd.                     410,387
                                                                   183,000  NEC Corp.                                      981,466
                                                                     7,300  Seiko Epson Corp.                              214,961
                                                                   245,000  Toshiba Corp.                                1,636,244
                                                                                                                    --------------
                                                                                                                         4,089,078
                                                                                                                    --------------
                        CONSTRUCTION & ENGINEERING - 0.2%            8,457  COMSYS Holdings Corp.                           90,785
                                                                    12,000  Chiyoda Corp.                                  263,238
                                                                    22,000  JGC Corp.                                      361,066
                                                                   101,800  Kajima Corp.                                   520,058
                                                                     8,000  Kinden Corp.                                    71,758
                                                                    38,000  Nishimatsu Construction Co., Ltd.              122,862
                                                                    68,000  Obayashi Corp.                                 438,561
                                                                    13,000  Okumura Corp.                                   71,266
                                                                    26,000  Shimizu Corp.                                  159,521
                                                                   116,000  Taisei Corp.                                   430,177
                                                                     3,000  Toda Corp.                                      14,358
                                                                                                                    --------------
                                                                                                                         2,543,650
                                                                                                                    --------------
                        CONSTRUCTION MATERIALS - 0.0%               65,000  Sumitomo Osaka Cement Co., Ltd.                195,265
                                                                    78,000  Taiheiyo Cement Corp.                          344,857
                                                                                                                    --------------
                                                                                                                           540,122
                                                                                                                    --------------
                        CONSUMER FINANCE - 0.3%                      3,100  Acom Co., Ltd.                                 131,797
                                                                     8,500  Aeon Credit Service Co., Ltd.                  143,254
                                                                     6,600  Aiful Corp.                                    204,430
                                                                    16,700  Credit Saison Co., Ltd.                        549,864
                                                                       200  Hitachi Capital Corp.                            3,997
                                                                     6,580  ORIX Corp.                                   1,714,240

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                                                                     3,400  Promise Co., Ltd.                       $      128,106
                                                                        10  Shohkoh Fund & Co., Ltd.                         1,784
                                                                     8,010  Takefuji Corp.                                 321,515
                                                                                                                    --------------
                                                                                                                         3,198,987
                                                                                                                    --------------
                        CONTAINERS & PACKAGING - 0.0%                6,500  Toyo Seikan Kaisha Ltd.                        131,004
                                                                                                                    --------------
                        DISTRIBUTORS - 0.0%                          1,000  Canon Marketing Japan Inc.                      20,961
                                                                                                                    --------------
                        DIVERSIFIED CONSUMER SERVICES - 0.0%         2,300  Benesse Corp.                                   85,489
                                                                                                                    --------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.2%                                368  Nippon Telegraph & Telephone Corp.           1,945,553
                                                                                                                    --------------
                        ELECTRIC UTILITIES - 0.9%                   55,400  Chubu Electric Power Co., Inc.               1,904,022
                                                                     9,600  Hokkaido Electric Power Co., Inc.              254,990
                                                                    63,900  The Kansai Electric Power Co., Inc.          1,838,264
                                                                    25,000  Kyushu Electric Power Co., Inc.                710,709
                                                                    37,100  Tohoku Electric Power Co., Inc.                941,353
                                                                    98,400  The Tokyo Electric Power Co., Inc.           3,365,173
                                                                                                                    --------------
                                                                                                                         9,014,511
                                                                                                                    --------------
                        ELECTRICAL EQUIPMENT - 0.3%                 16,800  Fuji Electric Holdings Co., Ltd.                77,984
                                                                    40,000  Fujikura Ltd.                                  282,077
                                                                    41,000  Furukawa Electric Co., Ltd.                    250,509
                                                                    14,873  Matsushita Electric Works Ltd.                 170,514
                                                                   138,000  Mitsubishi Electric Corp.                    1,421,690
                                                                    47,900  Sumitomo Electric Industries Ltd.              728,418
                                                                     2,900  Ushio, Inc.                                     55,987
                                                                                                                    --------------
                                                                                                                         2,987,179
                                                                                                                    --------------
                        ELECTRONIC EQUIPMENT &
                        INSTRUMENTS - 0.9%                          16,900  Alps Electric Co., Ltd.                        197,912
                                                                    39,800  Citizens Holding Co. Ltd.                      373,547
                                                                    13,000  Dainippon Screen Manufacturing
                                                                            Co., Ltd.                                       98,294
                                                                     1,300  Hirose Electric Co., Ltd.                      156,322
                                                                   280,000  Hitachi Ltd.                                 2,171,758
                                                                    36,200  Hoya Corp.                                   1,201,137
                                                                     8,700  Ibiden Co., Ltd.                               451,095
                                                                     2,400  Keyence Corp.                                  541,548
                                                                    11,300  Kyocera Corp.                                1,065,368
                                                                     1,100  Mabuchi Motor Co., Ltd.                         68,050
                                                                    14,000  Murata Manufacturing Co., Ltd.               1,021,724

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                                                                     6,700  Nidec Corp.                             $      432,111
                                                                    19,500  Nippon Electric Glass Co.                      341,713
                                                                    31,000  Oki Electric Industry Co., Ltd. (c)             59,717
                                                                    12,800  Omron Corp.                                    344,331
                                                                    11,600  TDK Corp.                                    1,006,042
                                                                    17,000  Taiyo Yuden Co., Ltd.                          354,167
                                                                     7,000  Yaskawa Electric Corp.                          82,688
                                                                     9,200  Yokogawa Electric Corp.                        140,998
                                                                                                                    --------------
                                                                                                                        10,108,522
                                                                                                                    --------------
                        FOOD & STAPLES RETAILING - 0.3%             43,000  Aeon Co., Ltd.                                 857,519
                                                                       200  Circle K Sunkus Co., Ltd.                        3,734
                                                                     3,600  FamilyMart Co., Ltd.                           100,204
                                                                     7,900  Lawson, Inc.                                   303,691
                                                                     3,000  Matsumotokiyoshi Co., Ltd.                      68,737
                                                                    65,500  Seven & I Holdings Co. Ltd.                  1,995,460
                                                                     4,000  UNY Co., Ltd.                                   54,888
                                                                                                                    --------------
                                                                                                                         3,384,233
                                                                                                                    --------------
                        FOOD PRODUCTS - 0.2%                        59,000  Ajinomoto Co., Inc.                            678,921
                                                                       100  House Foods Corp.                                1,706
                                                                    16,600  Katokichi Co., Ltd.                            104,384
                                                                    17,000  Kikkoman Corp.                                 217,838
                                                                    25,000  Meiji Dairies Corp.                            196,241
                                                                    26,000  Nichirei Corp.                                 152,020
                                                                     5,000  Nippon Meat Packers, Inc.                       61,142
                                                                    11,000  Nisshin Seifun Group, Inc.                     111,923
                                                                     8,000  Nissin Food Products Co., Ltd.                 293,279
                                                                    12,500  QP Corp.                                       113,395
                                                                    10,000  Toyo Suisan Kaisha, Ltd.                       196,877
                                                                     4,300  Yakult Honsha Co., Ltd.                        109,835
                                                                     6,000  Yamazaki Baking Co., Ltd.                       54,735
                                                                                                                    --------------
                                                                                                                         2,292,296
                                                                                                                    --------------
                        GAS UTILITIES - 0.2%                       163,000  Osaka Gas Co., Ltd.                            632,137
                                                                   202,000  Tokyo Gas Co., Ltd.                          1,126,222
                                                                                                                    --------------
                                                                                                                         1,758,359
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        HEALTH CARE EQUIPMENT &
                        SUPPLIES - 0.2%                             14,000  Olympus Corp.                           $      478,785
                                                                    16,600  Terumo Corp.                                   646,589
                                                                                                                    --------------
                                                                                                                         1,125,374
                                                                                                                    --------------
                        HEALTH CARE PROVIDERS &
                        SERVICES - 0.0%                                500  Alfresa Holdings Corp.                          31,823
                                                                     8,000  Mediceo Paltac Holdings Co. Ltd.               152,410
                                                                     2,500  Suzuken Co., Ltd.                               88,680
                                                                                                                    --------------
                                                                                                                           272,913
                                                                                                                    --------------
                        HOTELS, RESTAURANTS & LEISURE - 0.0%         1,800  Oriental Land Co., Ltd.                        107,077
                                                                        39  ROUND ONE Corp.                                 78,768
                                                                                                                    --------------
                                                                                                                           185,845
                                                                                                                    --------------
                        HOUSEHOLD DURABLES - 1.1%                   26,200  Casio Computer Co., Ltd.                       573,625
                                                                     3,700  Daito Trust Construction Co., Ltd.             174,262
                                                                    34,000  Daiwa House Industry Co., Ltd.                 557,722
                                                                    48,500  HASEKO Corp. (c)                               176,977
                                                                     5,500  Makita Corp.                                   203,963
                                                                   146,000  Matsushita Electric Industrial Co.,
                                                                            Ltd.                                         2,942,549
                                                                    25,600  Pioneer Corp.                                  334,555
                                                                   213,000  Sanyo Electric Co., Ltd.                       363,315
                                                                    20,000  Sekisui Chemical Co., Ltd.                     159,369
                                                                    53,000  Sekisui House Ltd.                             824,864
                                                                    83,000  Sharp Corp.                                  1,598,863
                                                                    79,500  Sony Corp.                                   4,041,115
                                                                                                                    --------------
                                                                                                                        11,951,179
                                                                                                                    --------------
                        HOUSEHOLD PRODUCTS - 0.1%                   43,000  Kao Corp.                                    1,258,910
                                                                     2,200  Uni-Charm Corp.                                139,274
                                                                                                                    --------------
                                                                                                                         1,398,184
                                                                                                                    --------------
                        IT SERVICES - 0.1%                           6,400  CSK Holdings Corp.                             268,296
                                                                       700  Itochu Techno-Science Corp.                     33,562
                                                                        43  NET One Systems Co., Ltd.                       51,086
                                                                        73  NTT Data Corp.                                 371,071
                                                                    12,500  Nomura Research Institute Ltd.                 368,084

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                                                                       100  Obic Co., Ltd.                          $       19,781
                                                                       400  Otsuka Shokai Co., Ltd.                         38,289
                                                                     4,700  TIS, Inc.                                      111,677
                                                                                                                    --------------
                                                                                                                         1,261,846
                                                                                                                    --------------
                        INDEPENDENT POWER PRODUCERS & ENERGY
                        TRADERS - 0.1%                              11,400  Electric Power Development Co.                 573,676
                                                                                                                    --------------
                        INDUSTRIAL CONGLOMERATES - 0.0%             74,000  Hankyu Hanshin Holdings, Inc.                  447,743
                                                                                                                    --------------
                        INSURANCE - 0.5%                            51,700  Millea Holdings, Inc.                        1,912,865
                                                                   104,000  Mitsui Sumitomo Insurance Co., Ltd.          1,305,295
                                                                    53,800  Sompo Japan Insurance, Inc.                    670,674
                                                                    18,150  T&D Holdings, Inc.                           1,252,202
                                                                                                                    --------------
                                                                                                                         5,141,036
                                                                                                                    --------------
                        INTERNET & CATALOG RETAIL - 0.0%               760  Rakuten, Inc.                                  361,168
                                                                                                                    --------------
                        INTERNET SOFTWARE & SERVICES - 0.0%             45  Access Co. Ltd. (c)                            201,629
                                                                       179  eAccess Ltd.                                   118,938
                                                                       156  Index Corp.                                     80,754
                                                                       930  Yahoo! Japan Corp. (c)                         320,812
                                                                                                                    --------------
                                                                                                                           722,133
                                                                                                                    --------------
                        LEISURE EQUIPMENT & PRODUCTS - 0.3%         41,300  Fuji Photo Film Co., Ltd.                    1,689,291
                                                                    11,100  Namco Bandai Holdings, Inc.                    173,226
                                                                    21,000  Nikon Corp.                                    442,846
                                                                     6,700  Sankyo Co., Ltd. (Gunma)                       294,518
                                                                    13,232  Sega Sammy Holdings, Inc.                      308,792
                                                                     3,200  Shimano, Inc.                                   98,846
                                                                     8,300  Yamaha Corp.                                   185,243
                                                                                                                    --------------
                                                                                                                         3,192,762
                                                                                                                    --------------
                        MACHINERY - 1.0%                            18,000  Amada Co., Ltd.                                205,754
                                                                     9,100  Amano Corp.                                    111,124
                                                                     9,500  Daifuku Co., Ltd.                              137,695
                                                                    57,000  Ebara Corp.                                    270,392
                                                                    13,400  Fanuc Ltd.                                   1,247,437
                                                                     5,000  Hino Motors Ltd.                                26,646
                                                                     8,400  Hitachi Construction Machinery Co.,
                                                                            Ltd.                                           227,393
                                                                   130,000  Ishikawajima-Harima Heavy Industries
                                                                            Co., Ltd.                                      540,563
                                                                     7,900  JTEKT Corp.                                    138,438

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                                                                    44,000  The Japan Steel Works, Ltd.             $      529,090
                                                                   150,000  Kawasaki Heavy Industries Ltd.                 635,183
                                                                    76,000  Komatsu Ltd.                                 1,599,457
                                                                    73,000  Kubota Corp.                                   639,927
                                                                    10,800  Kurita Water Industries Ltd.                   261,202
                                                                    31,000  Minebea Co., Ltd.                              192,040
                                                                   270,200  Mitsubishi Heavy Industries Ltd.             1,747,220
                                                                    92,000  Mitsui Engineering & Shipbuilding
                                                                            Co., Ltd.                                      389,579
                                                                    26,000  NGK Insulators Ltd.                            536,151
                                                                    20,000  NSK Ltd.                                       190,767
                                                                    18,000  NTN Corp.                                      155,804
                                                                    15,000  OKUMA Corp.                                    175,407
                                                                       900  OSG Corp.                                       13,641
                                                                     3,200  SMC Corp.                                      429,328
                                                                    35,000  Sumitomo Heavy Industries Ltd.                 348,693
                                                                     5,000  THK Co., Ltd.                                  117,744
                                                                                                                    --------------
                                                                                                                        10,866,675
                                                                                                                    --------------
                        MARINE - 0.3%                               52,000  Kawasaki Kisen Kaisha Ltd.                     493,347
                                                                    95,000  Mitsui OSK Lines Ltd.                        1,054,481
                                                                   104,000  Nippon Yusen Kabushiki Kaisha                  834,012
                                                                                                                    --------------
                                                                                                                         2,381,840
                                                                                                                    --------------
                        MEDIA - 0.0%                                   600  Asatsu-DK, Inc.                                 18,941
                                                                        94  Dentsu, Inc.                                   263,238
                                                                        58  Fuji Television Network, Inc.                  134,369
                                                                       600  Hakuhodo DY Holdings, Inc.                      41,955
                                                                     4,600  Toho Co., Ltd.                                  89,783
                                                                     3,700  Tokyo Broadcasting System, Inc.                136,897
                                                                                                                    --------------
                                                                                                                           685,183
                                                                                                                    --------------
                        METALS & MINING - 1.0%                      26,000  DAIDO STEEL CO., LTD.                          168,788
                                                                     9,000  Dowa Mining Co., Ltd.                           91,497
                                                                    42,100  JFE Holdings, Inc.                           2,490,131
                                                                   250,000  Kobe Steel Ltd.                              1,007,722
                                                                   120,000  Mitsubishi Materials Corp.                     569,246
                                                                    66,000  Mitsui Mining & Smelting Co., Ltd.             362,373

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                                                                    42,800  Nippon Light Metal Co., Ltd.            $      121,310
                                                                   487,000  Nippon Steel Corp.                           3,421,894
                                                                    44,000  Nisshin Steel Co., Ltd.                        189,681
                                                                   338,000  Sumitomo Metal Industries Ltd.               1,746,792
                                                                    49,000  Sumitomo Metal Mining Co., Ltd.                945,986
                                                                     1,600  Sumitomo Titanium Corp.                        177,733
                                                                       800  Toho Titanium Co. Ltd.                          39,172
                                                                     3,400  Tokyo Steel Manufacturing Co., Ltd.             50,088
                                                                                                                    --------------
                                                                                                                        11,382,413
                                                                                                                    --------------
                        MULTILINE RETAIL - 0.1%                      9,000  Daimaru, Inc.                                  116,624
                                                                     6,000  Hankyu Department Stores                        55,703
                                                                     9,700  Isetan Co., Ltd.                               169,157
                                                                    38,700  Marui Co., Ltd.                                474,554
                                                                    38,000  Mitsukoshi Ltd.                                174,457
                                                                     1,700  Ryohin Keikaku Co., Ltd.                       107,476
                                                                    36,000  Takashimaya Co., Ltd.                          443,279
                                                                                                                    --------------
                                                                                                                         1,541,250
                                                                                                                    --------------
                        OFFICE ELECTRONICS - 0.6%                   80,000  Canon, Inc.                                  4,297,352
                                                                    47,000  Konica Minolta Holdings, Inc.                  617,413
                                                                    57,000  Ricoh Co., Ltd.                              1,284,241
                                                                                                                    --------------
                                                                                                                         6,199,006
                                                                                                                    --------------
                        OIL, GAS & CONSUMABLE FUELS - 0.2%              50  Inpex Holdings, Inc.                           432,790
                                                                    58,500  Nippon Mining Holdings, Inc.                   504,875
                                                                   121,000  Nippon Oil Corp.                               981,636
                                                                    13,400  Showa Shell Sekiyu KK                          164,089
                                                                    11,000  TonenGeneral Sekiyu KK                         122,845
                                                                                                                    --------------
                                                                                                                         2,206,235
                                                                                                                    --------------
                        PAPER & FOREST PRODUCTS - 0.0%                  37  Nippon Paper Group, Inc.                       131,560
                                                                    49,000  OJI Paper Co., Ltd.                            259,886
                                                                                                                    --------------
                                                                                                                           391,446
                                                                                                                    --------------
                        PERSONAL PRODUCTS - 0.0%                     5,500  Aderans Co., Ltd.                              133,486
                                                                    22,000  Shiseido Co., Ltd.                             447,132
                                                                                                                    --------------
                                                                                                                           580,618
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        PHARMACEUTICALS - 1.0%                      44,700  Astellas Pharma, Inc.                   $    1,926,986
                                                                    28,200  Chugai Pharmaceutical Co., Ltd.                713,136
                                                                    57,300  Daiichi Sankyo Co. Ltd.                      1,755,372
                                                                    22,200  Eisai Co., Ltd.                              1,064,409
                                                                    10,000  Kaken Pharmaceutical Co., Ltd.                  81,382
                                                                    37,000  Kyowa Hakko Kogyo Co., Ltd.                    342,244
                                                                     5,000  Santen Pharmaceutical Co., Ltd.                128,564
                                                                    21,000  Shionogi & Co., Ltd.                           377,800
                                                                     6,000  Taisho Pharmaceutical Co., Ltd.                109,980
                                                                    71,400  Takeda Pharmaceutical Co., Ltd.              4,683,656
                                                                    13,000  Tanabe Seiyaku Co., Ltd.                       176,841
                                                                                                                    --------------
                                                                                                                        11,360,370
                                                                                                                    --------------
                        REAL ESTATE INVESTMENT TRUSTS
                        (REITS) - 0.2%                                  70  Japan Prime Realty Investment Corp.            307,705
                                                                        42  Japan Real Estate Investment Corp.             556,008
                                                                        41  Japan Retail Fund Investment Corp.             403,598
                                                                        50  Nippon Building Fund, Inc.                     827,393
                                                                        21  Nomura Real Estate Office Fund, Inc.           269,094
                                                                                                                    --------------
                                                                                                                         2,363,798
                                                                                                                    --------------
                        REAL ESTATE MANAGEMENT &
                        DEVELOPMENT - 0.7%                             208  KK DaVinci Advisors (c)                        222,403
                                                                     7,300  Leopalace21 Corp.                              241,599
                                                                    87,000  Mitsubishi Estate Co., Ltd.                  2,857,179
                                                                    70,000  Mitsui Fudosan Co., Ltd.                     2,055,329
                                                                        39  NTT Urban Development Co.                       91,344
                                                                    31,000  Sumitomo Realty & Development Co.,
                                                                            Ltd.                                         1,175,917
                                                                    30,000  Tokyo Tatemono Co., Ltd.                       452,648
                                                                    24,000  Tokyu Land Corp.                               273,523
                                                                                                                    --------------
                                                                                                                         7,369,942
                                                                                                                    --------------
                        ROAD & RAIL - 0.6%                             132  Central Japan Railway Co.                    1,501,018
                                                                       281  East Japan Railway Co.                       2,189,053
                                                                    17,000  Keihin Electric Express Railway Co.,
                                                                            Ltd.                                           130,414
                                                                    24,000  Keio Electric Railway Co., Ltd.                166,802
                                                                    33,000  Keisei Electric Railway Co., Ltd.              213,111
                                                                    86,000  Kintetsu Corp.                                 270,757
                                                                    70,000  Nippon Express Co., Ltd.                       438,985

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                                                                    32,000  Odakyu Electric Railway Co., Ltd.       $      233,809
                                                                    13,000  Seino Holdings Corp.                           122,785
                                                                    38,000  Tobu Railway Co., Ltd.                         182,519
                                                                   105,000  Tokyu Corp.                                    817,974
                                                                       134  West Japan Railway Co.                         618,601
                                                                                                                    --------------
                                                                                                                         6,885,828
                                                                                                                    --------------
                        SEMICONDUCTORS & SEMICONDUCTOR
                        EQUIPMENT - 0.3%                            15,100  Advantest Corp.                                670,171
                                                                    10,400  Elpida Memory, Inc. (c)                        403,327
                                                                     1,300  NEC Electronics Corp.                           31,441
                                                                     7,000  Rohm Co., Ltd.                                 635,014
                                                                    26,000  Sanken Electric Co., Ltd.                      272,709
                                                                     1,400  Shinko Electric Industries                      31,602
                                                                    10,800  Sumco Corp.                                    449,084
                                                                    14,000  Tokyo Electron Ltd.                            978,955
                                                                     3,800  Tokyo Seimitsu Co. Ltd.                        128,988
                                                                                                                    --------------
                                                                                                                         3,601,291
                                                                                                                    --------------
                        SOFTWARE - 0.2%                              4,000  Fuji Soft, Inc.                                119,145
                                                                     3,900  Konami Corp.                                   104,252
                                                                     8,100  Nintendo Co., Ltd.                           2,354,252
                                                                       900  Oracle Corp. Japan                              43,305
                                                                     5,000  Trend Micro, Inc.                              136,626
                                                                                                                    --------------
                                                                                                                         2,757,580
                                                                                                                    --------------
                        SPECIALTY RETAIL - 0.1%                      2,600  Aoyama Trading Co., Ltd.                        82,519
                                                                     3,900  Autobacs Seven Co., Ltd.                       139,664
                                                                       200  EDION Corp.                                      2,792
                                                                     3,200  Fast Retailing Co., Ltd.                       248,473
                                                                       950  Nitori Co., Ltd.                                47,242
                                                                     5,800  Shimachu Co., Ltd.                             171,775
                                                                       600  Shimamura Co., Ltd.                             65,988
                                                                       680  USS Co., Ltd.                                   44,375
                                                                     8,500  Yamada Denki Co., Ltd.                         792,006
                                                                                                                    --------------
                                                                                                                         1,594,834
                                                                                                                    --------------
                        TEXTILES, APPAREL & LUXURY
                        GOODS - 0.1%                                13,000  Asics Corp.                                    145,511
                                                                    22,000  Gunze Ltd.                                     127,885

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                                                                    20,000  Nisshinbo Industries, Inc.              $      250,679
                                                                     7,000  Onward Kashiyama Co., Ltd.                      97,361
                                                                    11,000  Tokyo Style Co., Ltd.                          120,418
                                                                    12,000  Toyobo Co., Ltd.                                35,743
                                                                    11,000  Wacoal Holdings Corp.                          139,367
                                                                                                                    --------------
                                                                                                                           916,964
                                                                                                                    --------------
                        TOBACCO - 0.2%                                 376  Japan Tobacco, Inc.                          1,847,454
                                                                                                                    --------------
                        TRADING COMPANIES &
                        DISTRIBUTORS - 0.7%                          1,400  Hitachi High-Technologies Corp.                 38,255
                                                                   104,000  Itochu Corp.                                 1,030,821
                                                                   140,000  Marubeni Corp.                                 850,645
                                                                   110,500  Mitsubishi Corp.                             2,564,643
                                                                   128,000  Mitsui & Co., Ltd.                           2,389,681
                                                                    87,200  Sojitz Corp. (c)                               363,333
                                                                    75,000  Sumitomo Corp.                               1,349,287
                                                                    12,000  Toyota Tsusho Corp.                            306,517
                                                                                                                    --------------
                                                                                                                         8,893,182
                                                                                                                    --------------
                        TRANSPORTATION INFRASTRUCTURE - 0.0%         6,000  Kamigumi Co., Ltd.                              51,629
                                                                     7,000  Mitsubishi Logistics Corp.                     119,102
                                                                                                                    --------------
                                                                                                                           170,731
                                                                                                                    --------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.5%                                180  KDDI Corp.                                   1,437,373
                                                                     1,388  NTT DoCoMo, Inc.                             2,567,753
                                                                    60,500  Softbank Corp. (c)                           1,555,626
                                                                                                                    --------------
                                                                                                                         5,560,752
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN JAPAN               230,632,956
                                                                                                                    --------------
LUXEMBOURG - 0.0%       PERSONAL PRODUCTS - 0.0%                     1,083  Oriflame Cosmetics SA                           41,721
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN LUXEMBOURG               41,721
                                                                                                                    --------------
NETHERLANDS - 3.7%      AIR FREIGHT & LOGISTICS - 0.2%              38,212  TNT NV                                       1,752,385
                                                                                                                    --------------
                        BEVERAGES - 0.1%                            17,589  Heineken NV                                    920,110
                                                                                                                    --------------
                        CHEMICALS - 0.2%                            23,686  Akzo Nobel NV                                1,798,781
                                                                    14,834  Koninklijke DSM NV                             664,626
                                                                                                                    --------------
                                                                                                                         2,463,407
                                                                                                                    --------------
                        COMMERCIAL BANKS - 0.5%                    141,173  ABN AMRO Holding NV                          6,076,215
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        COMMERCIAL SERVICES & SUPPLIES - 0.1%       14,967  Corporate Express NV                    $      201,535
                                                                     2,335  Randstad Holdings NV                           181,101
                                                                    17,177  Vedior NV                                      381,359
                                                                                                                    --------------
                                                                                                                           763,995
                                                                                                                    --------------
                        DIVERSIFIED FINANCIAL SERVICES - 0.6%      145,244  ING Groep NV CVA                             6,140,842
                                                                                                                    --------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.2%                            164,547  Koninklijke KPN NV                           2,562,976
                                                                                                                    --------------
                        ENERGY EQUIPMENT & SERVICES - 0.1%           2,342  Fugro NV                                       118,885
                                                                    16,524  SBM Offshore NV                                595,764
                                                                                                                    --------------
                                                                                                                           714,649
                                                                                                                    --------------
                        FOOD & STAPLES RETAILING - 0.1%            123,027  Koninklijke Ahold NV (c)                     1,438,018
                                                                                                                    --------------
                        FOOD PRODUCTS - 0.4%                        12,350  Royal Numico NV                                636,976
                                                                   131,092  Unilever NV                                  3,817,585
                                                                                                                    --------------
                                                                                                                         4,454,561
                                                                                                                    --------------
                        HOUSEHOLD DURABLES - 0.3%                   92,317  Koninklijke Philips Electronics NV           3,525,752
                                                                                                                    --------------
                        IT SERVICES - 0.0%                           3,472  Getronics NV                                    31,585
                                                                                                                    --------------
                        INSURANCE - 0.2%                           115,552  Aegon NV                                     2,303,044
                                                                                                                    --------------
                        MEDIA - 0.2%                                64,683  Reed Elsevier NV                             1,144,021
                                                                    19,360  Wolters Kluwer NV                              580,860
                                                                                                                    --------------
                                                                                                                         1,724,881
                                                                                                                    --------------
                        METALS & MINING - 0.3%                      61,535  Arcelor Mittal                               3,268,982
                                                                                                                    --------------
                        OFFICE ELECTRONICS - 0.0%                      283  OCE NV                                           5,187
                                                                                                                    --------------
                        REAL ESTATE INVESTMENT TRUSTS
                        (REITS) - 0.1%                               1,851  Corio NV                                       168,165
                                                                     5,056  Rodamco Europe NV                              702,757
                                                                     1,869  Wereldhave NV                                  287,744
                                                                                                                    --------------
                                                                                                                         1,158,666
                                                                                                                    --------------
                        SEMICONDUCTORS & SEMICONDUCTOR
                        EQUIPMENT - 0.1%                            43,222  ASML Holding NV (c)                          1,067,573
                                                                                                                    --------------
                        TRADING COMPANIES &
                        DISTRIBUTORS - 0.0%                         70,041  Hagemeyer NV (c)                               333,088
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN THE NETHERLANDS      40,705,916
                                                                                                                    --------------
NEW ZEALAND - 0.1%      CONSTRUCTION MATERIALS - 0.0%               24,036  Fletcher Building Ltd.                         188,872
                                                                                                                    --------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.1%                            200,475  Telecom Corp. of New Zealand Ltd.              677,382
                                                                                                                    --------------
                        ELECTRIC UTILITIES - 0.0%                   20,226  Contact Energy Ltd.                            133,071
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        HEALTH CARE EQUIPMENT &
                        SUPPLIES - 0.0%                             41,926  Fisher & Paykel Healthcare Corp.        $      108,718
                                                                                                                    --------------
                        HOTELS, RESTAURANTS & LEISURE - 0.0%         1,792  Sky City Ltd.                                    5,978
                                                                                                                    --------------
                        HOUSEHOLD DURABLES - 0.0%                   27,665  Fisher & Paykel Appliances Holdings
                                                                            Ltd.                                            72,529
                                                                                                                    --------------
                        INSURANCE - 0.0%                             5,372  Tower Ltd. (c)                                   8,634
                                                                                                                    --------------
                        MEDIA - 0.0%                                   241  Sky Network Television Ltd.                        937
                                                                                                                    --------------
                        MULTILINE RETAIL - 0.0%                     14,918  Warehouse Group Ltd.                            71,933
                                                                                                                    --------------
                        REAL ESTATE INVESTMENT TRUSTS
                        (REITS) - 0.0%                                 999  Kiwi Income Property Trust                       1,178
                                                                                                                    --------------
                        TRANSPORTATION INFRASTRUCTURE - 0.0%        58,991  Auckland International Airport Ltd.            101,558
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN NEW ZEALAND           1,370,790
                                                                                                                    --------------
NORWAY - 0.9%           CHEMICALS - 0.0%                            14,150  Yara International ASA                         390,514
                                                                                                                    --------------
                        COMMERCIAL BANKS - 0.1%                     54,099  DnB NOR ASA                                    763,650
                                                                                                                    --------------
                        COMMERCIAL SERVICES & SUPPLIES - 0.0%       19,529  Tomra Systems ASA                              140,565
                                                                                                                    --------------
                        COMMUNICATIONS EQUIPMENT - 0.0%             12,041  Tandberg ASA                                   251,585
                                                                                                                    --------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.1%                             28,395  Telenor ASA                                    504,526
                                                                     8,600  Telenor ASA (a)                                457,262
                                                                                                                    --------------
                                                                                                                           961,788
                                                                                                                    --------------
                        ENERGY EQUIPMENT & SERVICES - 0.2%          13,190  Acergy SA                                      281,559
                                                                    20,340  Aker Kvaerner ASA                              458,447
                                                                    16,804  Ocean RIG ASA (c)                              114,730
                                                                    13,236  Petroleum Geo-Services ASA (c)                 345,691
                                                                     8,243  ProSafe ASA                                    126,121
                                                                     8,780  TGS Nopec Geophysical Co. ASA (c)              202,950
                                                                                                                    --------------
                                                                                                                         1,529,498
                                                                                                                    --------------
                        FOOD PRODUCTS - 0.0%                       318,381  Marine Harvest (c)                             373,993
                                                                                                                    --------------
                        INDUSTRIAL CONGLOMERATES - 0.1%             15,155  Orkla ASA                                    1,068,377
                                                                                                                    --------------
                        INSURANCE - 0.1%                            24,638  Storebrand ASA                                 394,805
                                                                                                                    --------------
                        MARINE - 0.0%                                  342  Ship Finance International Ltd.                  9,402
                                                                       400  Stolt-Nielsen SA                                11,911
                                                                                                                    --------------
                                                                                                                            21,313
                                                                                                                    --------------
                        MEDIA - 0.0%                                 3,218  Schibsted ASA                                  141,886
                                                                                                                    --------------
                        OIL, GAS & CONSUMABLE FUELS - 0.3%         145,644  DET Norske Oljeselskap                         261,897
                                                                     3,194  Frontline Ltd.                                 113,503

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                                                                    53,683  Norsk Hydro ASA                         $    1,779,630
                                                                    52,107  Statoil ASA                                  1,418,770
                                                                                                                    --------------
                                                                                                                         3,573,800
                                                                                                                    --------------
                        PAPER & FOREST PRODUCTS - 0.0%              12,397  Norske Skogindustrier ASA                      212,113
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN NORWAY                9,823,887
                                                                                                                    --------------
PORTUGAL - 0.3%         COMMERCIAL BANKS - 0.1%                     23,822  Banco BPI SA                                   206,846
                                                                   184,301  Banco Comercial Portugues SA
                                                                            Registered Shares                              667,195
                                                                     9,400  Banco Espirito Santo SA Registered
                                                                            Shares                                         179,439
                                                                                                                    --------------
                                                                                                                         1,053,480
                                                                                                                    --------------
                        CONSTRUCTION MATERIALS - 0.0%               13,841  Cimpor Cimentos de Portugal SA                 116,114
                                                                                                                    --------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.1%                             53,999  Portugal Telecom SGPS SA Registered
                                                                            Shares                                         723,507
                                                                                                                    --------------
                        ELECTRIC UTILITIES - 0.1%                  174,938  Energias de Portugal SA                        939,434
                                                                                                                    --------------
                        FOOD & STAPLES RETAILING - 0.0%              3,659  Jeronimo Martins SA                             95,313
                                                                                                                    --------------
                        INDUSTRIAL CONGLOMERATES - 0.0%            123,392  Sonae SGPS SA                                  278,567
                                                                                                                    --------------
                        MEDIA - 0.0%                                 3,893  PT Multimedia Servicos de
                                                                            Telecomunicacoes e                              57,725
                                                                                                                    --------------
                        PAPER & FOREST PRODUCTS - 0.0%               2,587  Sonae Industria SGPS SA (c)                     31,897
                                                                                                                    --------------
                        TRANSPORTATION INFRASTRUCTURE - 0.0%        14,398  Brisa-Auto Estradas de Portugal SA
                                                                            Private Shares                                 188,873
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN PORTUGAL              3,484,910
                                                                                                                    --------------
SINGAPORE - 0.9%        AEROSPACE & DEFENSE - 0.0%                  52,213  Singapore Technologies
                                                                            Engineering Ltd.                               114,258
                                                                                                                    --------------
                        AIR FREIGHT & LOGISTICS - 0.0%             127,954  Singapore Post Ltd.                             93,616
                                                                                                                    --------------
                        AIRLINES - 0.0%                             32,582  Singapore Airlines Ltd.                        356,498
                                                                                                                    --------------
                        COMMERCIAL BANKS - 0.4%                     97,605  DBS Group Holdings Ltd.                      1,376,757
                                                                   224,914  Oversea-Chinese Banking Corp.                1,334,229
                                                                   101,572  United Overseas Bank Ltd.                    1,405,933
                                                                                                                    --------------
                                                                                                                         4,116,919
                                                                                                                    --------------
                        COMPUTERS & PERIPHERALS - 0.0%               5,357  Creative Technology Ltd.                        34,427
                                                                                                                    --------------
                        DISTRIBUTORS - 0.0%                          3,529  Jardine Cycle & Carriage Ltd.                   27,680
                                                                                                                    --------------
                        DIVERSIFIED FINANCIAL SERVICES - 0.0%       98,000  Singapore Exchange Ltd.                        423,096
                                                                                                                    --------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.1%                            516,132  Singapore Telecommunications Ltd.            1,115,851
                                                                                                                    --------------
                        ELECTRONIC EQUIPMENT &
                        INSTRUMENTS - 0.0%                           7,000  Venture Corp. Ltd.                              67,363
                                                                                                                    --------------
                        FOOD & STAPLES RETAILING - 0.0%              7,000  Olam International Ltd.                         14,119
                                                                                                                    --------------
                        HEALTH CARE PROVIDERS &
                        SERVICES - 0.0%                             79,800  Parkway Holdings Ltd.                          172,523
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        INDUSTRIAL CONGLOMERATES - 0.1%             27,096  Fraser and Neave Ltd.                   $       91,085
                                                                     1,766  Haw Par Corp. Ltd.                               8,381
                                                                    60,914  Keppel Corp. Ltd.                              762,855
                                                                    26,590  SembCorp Industries Ltd.                        89,384
                                                                                                                    --------------
                                                                                                                           951,705
                                                                                                                    --------------
                        MACHINERY - 0.0%                            74,427  SembCorp Marine Ltd.                           172,681
                                                                                                                    --------------
                        MARINE - 0.0%                               92,002  Cosco Corp. (Singapore) Ltd.                   174,041
                                                                     1,200  Neptune Orient Lines Ltd.                        2,563
                                                                                                                    --------------
                                                                                                                           176,604
                                                                                                                    --------------
                        MEDIA - 0.0%                               119,316  Singapore Press Holdings Ltd.                  346,037
                                                                                                                    --------------
                        OIL, GAS & CONSUMABLE FUELS - 0.0%             194  Singapore Petroleum Co. Ltd.                       619
                                                                                                                    --------------
                        REAL ESTATE INVESTMENT TRUSTS
                        (REITS) - 0.0%                               1,152  Ascendas Real Estate Investment Trust            1,815
                                                                    11,000  Capita Commercial Trust                         20,156
                                                                    23,000  CapitaMall Trust                                57,002
                                                                   141,000  Suntec Real Estate Investment Trust            184,016
                                                                                                                    --------------
                                                                                                                           262,989
                                                                                                                    --------------
                        REAL ESTATE MANAGEMENT &
                        DEVELOPMENT - 0.2%                         139,833  CapitaLand Ltd.                                737,346
                                                                    53,535  City Developments Ltd.                         515,184
                                                                    48,182  Keppel Land Ltd.                               301,703
                                                                     7,457  UOL Group Ltd.                                  25,067
                                                                    78,100  Wing Tai Holdings Ltd.                         163,700
                                                                                                                    --------------
                                                                                                                         1,743,000
                                                                                                                    --------------
                        ROAD & RAIL - 0.0%                          95,816  ComfortDelgro Corp. Ltd.                       125,679
                                                                                                                    --------------
                        SEMICONDUCTORS & SEMICONDUCTOR
                        EQUIPMENT - 0.1%                           160,122  Chartered Semiconductor Manufacturing
                                                                            Ltd. (c)                                       162,604
                                                                   177,000  STATS ChipPAC Ltd. (c)                         212,332
                                                                                                                    --------------
                                                                                                                           374,936
                                                                                                                    --------------
                        TRADING COMPANIES &
                        DISTRIBUTORS - 0.0%                          1,100  Noble Group Ltd.                                 1,088
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN SINGAPORE            10,691,688
                                                                                                                    --------------
SPAIN - 3.8%            AIRLINES - 0.0%                             61,006  Iberia Lineas Aereas de Espana                 325,163
                                                                                                                    --------------
                        BIOTECHNOLOGY - 0.0%                        20,789  Zeltia SA (c)                                  188,842
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        COMMERCIAL BANKS - 1.5%                    282,219  Banco Bilbao Vizcaya Argentaria SA      $    6,929,274
                                                                    75,161  Banco Popular Espanol SA                     1,550,229
                                                                   462,172  Banco Santander Central Hispano SA           8,248,331
                                                                                                                    --------------
                                                                                                                        16,727,834
                                                                                                                    --------------
                        CONSTRUCTION & ENGINEERING - 0.3%           21,752  ACS Actividades de Construccion y
                                                                            Servicios, SA                                1,320,654
                                                                     1,685  Acciona SA                                     364,983
                                                                     5,060  Fomento de Construcciones y
                                                                            Contratas SA                                   520,134
                                                                     5,547  Grupo Ferrovial SA                             561,302
                                                                     5,893  Sacyr Vallehermoso SA                          330,157
                                                                                                                    --------------
                                                                                                                         3,097,230
                                                                                                                    --------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.7%                              1,124  Telefonica SA (a)                               74,634
                                                                   349,602  Telefonica SA                                7,705,731
                                                                                                                    --------------
                                                                                                                         7,780,365
                                                                                                                    --------------
                        ELECTRIC UTILITIES - 0.6%                   54,948  Endesa SA                                    2,971,313
                                                                    57,731  Iberdrola SA                                 2,729,264
                                                                    12,245  Union Fenosa SA                                660,349
                                                                                                                    --------------
                                                                                                                         6,360,926
                                                                                                                    --------------
                        ELECTRICAL EQUIPMENT - 0.1%                 13,752  Gamesa Corp. Tecnologica SA                    497,842
                                                                                                                    --------------
                        FOOD PRODUCTS - 0.0%                         1,411  Azucarera Ebro Agricolas, SA                    33,306
                                                                                                                    --------------
                        GAS UTILITIES - 0.1%                        17,057  Gas Natural SDG SA                             800,910
                                                                                                                    --------------
                        HOTELS, RESTAURANTS & LEISURE - 0.0%         7,075  NH Hoteles SA                                  161,708
                                                                       884  NH Hoteles SA-New Shares (c)                    20,205
                                                                                                                    --------------
                                                                                                                           181,913
                                                                                                                    --------------
                        IT SERVICES - 0.0%                          10,794  Indra Sistemas SA                              272,089
                                                                                                                    --------------
                        INSURANCE - 0.0%                            42,475  Corp. Mapfre SA                                217,882
                                                                                                                    --------------
                        MEDIA - 0.0%                                 8,345  Antena 3 de Television SA                      186,611
                                                                       240  Promotora de Informaciones SA                    5,354
                                                                     1,102  Sogecable SA (c)                                45,723
                                                                                                                    --------------
                                                                                                                           237,688
                                                                                                                    --------------
                        METALS & MINING - 0.0%                      19,807  Acerinox SA                                    504,045
                                                                                                                    --------------
                        OIL, GAS & CONSUMABLE FUELS - 0.2%          66,394  Repsol YPF SA                                2,238,588
                                                                                                                    --------------
                        SPECIALTY RETAIL - 0.1%                     15,482  Inditex SA                                     962,312
                                                                                                                    --------------
                        TOBACCO - 0.1%                              23,647  Altadis SA                                   1,518,470
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        TRANSPORTATION INFRASTRUCTURE - 0.1%        14,214  Abertis Infraestructuras SA             $      456,654
                                                                    21,865  Cintra Concesiones de
                                                                            Infraestructuras de Transporte SA              409,500
                                                                                                                    --------------
                                                                                                                           866,154
                                                                                                                    --------------
                        WATER UTILITIES - 0.0%                          32  Aguas De Barcelona (c)                           1,139
                                                                     3,213  Sociedad General de Aguas de
                                                                            Barcelona SA Class A                           114,384
                                                                                                                    --------------
                                                                                                                           115,523
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN SPAIN                42,927,082
                                                                                                                    --------------
SWEDEN - 2.3%           AIRLINES - 0.0%                              4,009  SAS AB (c)                                      73,632
                                                                                                                    --------------
                        BUILDING PRODUCTS - 0.1%                    29,177  Assa Abloy AB B                                670,635
                                                                                                                    --------------
                        CAPITAL MARKETS - 0.0%                       6,838  D Carnegie AB                                  142,238
                                                                                                                    --------------
                        COMMERCIAL BANKS - 0.4%                    143,951  Nordea Bank AB                               2,298,582
                                                                    37,553  Skandinaviska Enskilda Banken AB
                                                                            Class A                                      1,201,967
                                                                    36,012  Svenska Handelsbanken Class A                1,070,128
                                                                                                                    --------------
                                                                                                                         4,570,677
                                                                                                                    --------------
                        COMMERCIAL SERVICES & SUPPLIES -
                        0.1%                                        31,048  Securitas AB                                   473,537
                                                                    23,048  Securitas Systems AB (c)                        80,207
                                                                                                                    --------------
                                                                                                                           553,744
                                                                                                                    --------------
                        COMMUNICATIONS EQUIPMENT - 0.4%          1,091,376  Telefonaktiebolaget LM Ericsson              4,016,779
                                                                     1,307  Telefonaktiebolaget LM Ericsson (a)             48,477
                                                                                                                    --------------
                                                                                                                         4,065,256
                                                                                                                    --------------
                        CONSTRUCTION & ENGINEERING - 0.1%           28,005  Skanska AB Class B                             623,643
                                                                                                                    --------------
                        DIVERSIFIED CONSUMER SERVICES - 0.0%        23,048  Securitas Direct AB (c)                         64,033
                                                                                                                    --------------
                        DIVERSIFIED FINANCIAL SERVICES -                    OMHEX AB
                        0.0%                                         1,210                                                  25,169
                                                                                                                    --------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.1%                             33,166  Tele2 AB                                       543,837
                                                                   122,701  TeliaSonera AB                               1,058,706
                                                                                                                    --------------
                                                                                                                         1,602,543
                                                                                                                    --------------
                        FOOD & STAPLES RETAILING - 0.0%                 20  Axfood AB                                          791
                                                                                                                    --------------
                        HEALTH CARE EQUIPMENT & SUPPLIES -
                        0.0%                                         7,749  Elekta AB                                      139,548
                                                                     8,520  Getinge AB Class B                             194,002
                                                                                                                    --------------
                                                                                                                           333,550
                                                                                                                    --------------
                        HOUSEHOLD DURABLES - 0.1%                   29,148  Electrolux AB                                  738,843
                                                                    17,771  Husqvarna AB (c)                               293,308
                                                                                                                    --------------
                                                                                                                         1,032,151
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        MACHINERY - 0.6%                             7,167  Alfa Laval AB                           $      371,549
                                                                    28,579  Atlas Copco AB                                 949,523
                                                                    11,416  Atlas Copco AB Class B                         363,760
                                                                    39,700  SKF AB Class B                                 825,804
                                                                    82,175  Sandvik AB                                   1,459,257
                                                                         1  Scana AB Class A                                    80
                                                                     7,505  Scania AB Class B                              588,982
                                                                     6,544  Trelleborg AB Class B                          170,095
                                                                     6,080  Volvo AB Class A                               523,297
                                                                    14,329  Volvo AB Class B                             1,206,601
                                                                                                                    --------------
                                                                                                                         6,458,948
                                                                                                                    --------------
                        MEDIA - 0.0%                                19,801  Eniro AB                                       250,249
                                                                     2,688  Modern Times Group AB (c)                      157,250
                                                                                                                    --------------
                                                                                                                           407,499
                                                                                                                    --------------
                        METALS & MINING - 0.1%                      27,065  Boliden AB                                     596,897
                                                                     2,520  Hoganas AB                                      63,877
                                                                    14,002  SSAB Svenskt Stal AB Series A                  432,123
                                                                       441  SSAB Svenskt Stal AB Series B                   12,663
                                                                                                                    --------------
                                                                                                                         1,105,560
                                                                                                                    --------------
                        OIL, GAS & CONSUMABLE FUELS - 0.0%          10,102  Lundin Petroleum AB (c)                        119,714
                                                                                                                    --------------
                        PAPER & FOREST PRODUCTS - 0.1%               6,721  Billerud AB                                    100,823
                                                                     1,145  Holmen AB Class B                               47,143
                                                                    16,330  Svenska Cellulosa AB                           874,638
                                                                                                                    --------------
                                                                                                                         1,022,604
                                                                                                                    --------------
                        REAL ESTATE MANAGEMENT &
                        DEVELOPMENT - 0.0%                           3,337  Castellum AB                                    48,267
                                                                     1,818  Fabege AB                                       45,692
                                                                     4,619  Kungsleden AB                                   83,016
                                                                     6,033  Wihlborgs Fastigheter AB                       129,597
                                                                                                                    --------------
                                                                                                                           306,572
                                                                                                                    --------------
                        SOFTWARE - 0.0%                             37,000  Telelogic AB (c)                                70,208
                                                                                                                    --------------
                        SPECIALTY RETAIL - 0.2%                     35,880  Hennes & Mauritz AB B Shares                 2,065,613
                                                                     1,353  Nobia AB                                        55,416
                                                                                                                    --------------
                                                                                                                         2,121,029
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        TOBACCO - 0.0%                              29,950  Swedish Match AB                        $      535,067
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN SWEDEN               25,905,263
                                                                                                                    --------------
SWITZERLAND - 6.6%      AUTO COMPONENTS - 0.0%                         111  Rieter Holding AG                               55,310
                                                                                                                    --------------
                        BUILDING PRODUCTS - 0.0%                       238  Geberit AG Registered Shares                   366,259
                                                                                                                    --------------
                        CAPITAL MARKETS - 1.5%                      91,330  Credit Suisse Group                          6,553,904
                                                                                                                    --------------
                                                                   163,696  UBS AG                                       9,726,249
                                                                                                                    --------------
                                                                                                                        16,280,153
                                                                                                                    --------------
                        CHEMICALS - 0.3%                             5,765  Ciba Specialty Chemicals AG
                                                                            Registered Shares                              379,779
                                                                    16,739  Clariant AG                                    287,214
                                                                       621  Givaudan                                       574,418
                                                                     4,087  Lonza Group AG Registered Shares               392,842
                                                                     8,970  Syngenta AG                                  1,716,270
                                                                                                                    --------------
                                                                                                                         3,350,523
                                                                                                                    --------------
                        COMMERCIAL SERVICES & SUPPLIES -                    Adecco SA Registered Shares
                        0.1%                                        12,229                                                 776,420
                                                                       239  SGS SA                                         285,388
                                                                                                                    --------------
                                                                                                                         1,061,808
                                                                                                                    --------------
                        COMPUTERS & PERIPHERALS - 0.0%              10,490  Logitech International SA (c)                  291,353
                                                                                                                    --------------
                        CONSTRUCTION MATERIALS - 0.2%               17,517  Holcim Ltd.                                  1,754,367
                                                                                                                    --------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.1%                              1,707  Swisscom AG                                    617,043
                                                                                                                    --------------
                        ELECTRICAL EQUIPMENT - 0.3%                162,318  ABB Ltd.                                     2,778,434
                                                                                                                    --------------
                        ELECTRONIC EQUIPMENT & INSTRUMENTS
                        - 0.0%                                       1,880  Kudelski SA                                     66,217
                                                                                                                    --------------
                        FOOD PRODUCTS - 1.1%                        32,691  Nestle SA Registered Shares                 12,731,774
                                                                                                                    --------------
                        HEALTH CARE EQUIPMENT & SUPPLIES -                  Nobel Biocare Holding AG
                        0.2%                                         2,202                                                 802,770
                                                                     2,495  Phonak Holding AG Registered Shares            190,952
                                                                       864  Straumann Holding AG Registered
                                                                            Shares                                         247,792
                                                                     4,044  Synthes, Inc.                                  499,198
                                                                                                                    --------------
                                                                                                                         1,740,712
                                                                                                                    --------------
                        HOTELS, RESTAURANTS & LEISURE - 0.0%            81  Kuoni Reisen Holding AG Registered
                                                                            Shares                                          48,594
                                                                                                                    --------------
                        INSURANCE - 0.5%                            28,685  Swiss Reinsurance Registered Shares          2,620,281
                                                                    11,697  Zurich Financial Services AG                 3,376,310
                                                                                                                    --------------
                                                                                                                         5,996,591
                                                                                                                    --------------
                        MACHINERY - 0.1%                             2,110  Schindler Holding AG                           128,494
                                                                       364  Sulzer AG                                      511,334
                                                                                                                    --------------
                                                                                                                           639,828
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        MARINE - 0.0%                                2,793  Kuehne & Nagel International AG         $      229,733
                                                                                                                    --------------
                        PHARMACEUTICALS - 1.9%                     190,272  Novartis AG Registered Shares               10,913,845
                                                                    57,011  Roche Holding AG                            10,087,121
                                                                                                                    --------------
                                                                                                                        21,000,966
                                                                                                                    --------------
                        REAL ESTATE MANAGEMENT &
                        DEVELOPMENT - 0.0%                           1,750  PSP Swiss Property AG                          106,571
                                                                                                                    --------------
                        SEMICONDUCTORS & SEMICONDUCTOR
                        EQUIPMENT - 0.0%                             1,096  Micronas Semiconductor Holding AG
                                                                            Registered Shares                               22,684
                                                                       660  Unaxis Holding AG (c)                          400,839
                                                                                                                    --------------
                                                                                                                           423,523
                                                                                                                    --------------
                        TEXTILES, APPAREL & LUXURY
                        GOODS - 0.3%                                42,150  Compagnie Financiere Richemont AG            2,356,987
                                                                     3,114  The Swatch Group Ltd. Bearer Shares            823,250
                                                                     1,780  The Swatch Group Ltd. Registered
                                                                            Shares                                          95,141
                                                                                                                    --------------
                                                                                                                         3,275,378
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN SWITZERLAND          72,815,137
                                                                                                                    --------------
UNITED KINGDOM - 22.0%  AEROSPACE & DEFENSE - 0.4%                 258,861  BAE Systems Plc                              2,343,233
                                                                    75,689  Cobham Plc                                     312,783
                                                                    21,337  Meggitt Plc                                    125,334
                                                                   152,110  Rolls-Royce Group Plc                        1,479,433
                                                                 8,735,019  Rolls-Royce Group Plc B Shares                  17,619
                                                                                                                    --------------
                                                                                                                         4,278,402
                                                                                                                    --------------
                        AIRLINES - 0.0%                             43,715  British Airways Plc (c)                        418,078
                                                                                                                    --------------
                        AUTO COMPONENTS - 0.0%                      45,525  GKN Plc                                        341,771
                                                                     1,025  TI Automotive Ltd. A (c)                             0
                                                                                                                    --------------
                                                                                                                           341,771
                                                                                                                    --------------
                        BEVERAGES - 0.6%                           218,477  Diageo Plc                                   4,426,119
                                                                    64,934  SABMiller Plc                                1,424,748
                                                                    75,370  Scottish & Newcastle Plc                       892,124
                                                                                                                    --------------
                                                                                                                         6,742,991
                                                                                                                    --------------
                        CAPITAL MARKETS - 0.4%                      43,923  3i Group Plc                                   981,887
                                                                    68,943  Amvescap Plc                                   759,747
                                                                     4,359  Close Brothers Group Plc                        86,894
                                                                     7,338  Collins Stewart Plc (c)                         36,750
                                                                    50,756  ICAP Plc                                       529,863
                                                                    17,275  Investec Plc                                   223,684

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                                                                   153,005  Man Group Plc                           $    1,671,051
                                                                     4,452  Schroders Plc                                  111,088
                                                                     7,338  Tullett Prebon Plc                              69,745
                                                                                                                    --------------
                                                                                                                         4,470,709
                                                                                                                    --------------
                        CHEMICALS - 0.1%                            81,071  Imperial Chemical Industries Plc               797,676
                                                                    21,605  Johnson Matthey Plc                            670,041
                                                                                                                    --------------
                                                                                                                         1,467,717
                                                                                                                    --------------
                        COMMERCIAL BANKS - 4.0%                    520,259  Barclays Plc                                 7,381,521
                                                                   291,703  HBOS Plc                                     6,010,056
                                                                   909,634  HSBC Holdings Plc                           15,922,220
                                                                   458,333  Lloyds TSB Group Plc                         5,050,800
                                                                   247,164  Royal Bank of Scotland Group Plc             9,649,790
                                                                                                                    --------------
                                                                                                                        44,014,387
                                                                                                                    --------------
                        COMMERCIAL SERVICES & SUPPLIES - 0.3%        7,380  Aggreko Plc                                     73,775
                                                                    32,898  Biffa Plc                                      222,699
                                                                    39,349  Capita Group Plc                               528,479
                                                                     1,679  Davis Service Group Plc                         19,246
                                                                     4,493  De La Rue Plc                                   63,217
                                                                    89,810  Experian Group Ltd.                          1,034,767
                                                                    58,945  Group 4 Securicor Plc                          233,149
                                                                    73,887  Hays Plc                                       227,912
                                                                     5,229  Intertek Group Plc                              93,278
                                                                    13,543  Michael Page International Plc                 142,714
                                                                   177,456  Rentokil Initial Plc                           569,206
                                                                    23,624  Serco Group Plc                                213,847
                                                                                                                    --------------
                                                                                                                         3,422,289
                                                                                                                    --------------
                        COMMUNICATIONS EQUIPMENT - 0.0%                  1  Telent Plc (c)                                       9
                                                                                                                    --------------
                        CONSTRUCTION & ENGINEERING - 0.0%           42,844  Amec Plc                                       446,845
                                                                    22,845  Balfour Beatty Plc                             214,437
                                                                                                                    --------------
                                                                                                                           661,282
                                                                                                                    --------------
                        CONSTRUCTION MATERIALS - 0.1%               61,269  Hanson Plc                                     985,643
                                                                                                                    --------------
                        CONSUMER FINANCE - 0.0%                     11,526  Cattles Plc                                     92,880
                                                                    12,919  Provident Financial Plc                        204,398
                                                                                                                    --------------
                                                                                                                           297,278
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                        CONTAINERS & PACKAGING - 0.1%               58,544  Rexam Plc                               $      633,631
                                                                                                                    --------------
                        DISTRIBUTORS - 0.0%                         23,701  Inchcape Plc                                   266,081
                                                                                                                    --------------
                        DIVERSIFIED FINANCIAL SERVICES - 0.0%       19,629  London Stock Exchange Group Plc                483,608
                                                                                                                    --------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.4%                            663,646  BT Group Plc                                 3,966,831
                                                                   222,849  Cable & Wireless Plc                           730,595
                                                                                                                    --------------
                                                                                                                         4,697,426
                                                                                                                    --------------
                        ELECTRIC UTILITIES - 0.4%                   72,556  Scottish & Southern Energy Plc               2,200,224
                                                                       788  Scottish Power Plc (a)                          49,479
                                                                   109,546  Scottish Power Plc                           1,724,557
                                                                                                                    --------------
                                                                                                                         3,974,260
                                                                                                                    --------------
                        ELECTRONIC EQUIPMENT &
                        INSTRUMENTS - 0.0%                          17,536  Electrocomponents Plc                           99,901
                                                                     4,873  Premier Farnell Plc                             19,586
                                                                                                                    --------------
                                                                                                                           119,487
                                                                                                                    --------------
                        FOOD & STAPLES RETAILING - 0.7%             74,368  Boots Group Plc                              1,502,229
                                                                   127,662  J Sainsbury Plc                              1,380,449
                                                                   615,674  Tesco Plc                                    5,382,316
                                                                                                                    --------------
                                                                                                                         8,264,994
                                                                                                                    --------------
                        FOOD PRODUCTS - 0.5%                       176,365  Cadbury Schweppes Plc                        2,262,825
                                                                    50,496  Tate & Lyle Plc                                571,368
                                                                    96,678  Unilever Plc                                 2,912,687
                                                                                                                    --------------
                                                                                                                         5,746,880
                                                                                                                    --------------
                        HEALTH CARE EQUIPMENT &
                        SUPPLIES - 0.1%                              3,701  SSL International Plc                           29,150
                                                                    87,803  Smith & Nephew Plc                           1,116,176
                                                                                                                    --------------
                                                                                                                         1,145,326
                                                                                                                    --------------
                        HOTELS, RESTAURANTS & LEISURE - 0.6%        16,178  Carnival Plc                                   779,659
                                                                   164,765  Compass Group Plc                            1,102,389
                                                                    37,055  Enterprise Inns Plc                            487,460
                                                                    59,798  First Choice Holidays Plc                      338,311
                                                                    34,418  Intercontinental Hotels Group Plc              850,680
                                                                    75,004  Ladbrokes Plc                                  594,075
                                                                    44,729  Mitchells & Butlers Plc                        692,716
                                                                   132,999  PartyGaming Plc                                135,441

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                                                                    15,865  Punch Taverns Plc                       $      389,312
                                                                    59,700  Rank Group Plc                                 239,952
                                                                    19,215  Whitbread Plc                                  713,515
                                                                    26,415  William Hill Plc                               330,597
                                                                                                                    --------------
                                                                                                                         6,654,107
                                                                                                                    --------------
                        HOUSEHOLD DURABLES - 0.2%                   27,767  Barratt Developments Plc                       603,785
                                                                     4,673  Bellway Plc                                    146,212
                                                                     2,981  Berkeley Group Holdings Plc                     92,451
                                                                     3,793  Bovis Homes Group Plc                           85,986
                                                                    17,702  Persimmon Plc                                  489,777
                                                                    60,342  Taylor Woodrow Plc                             581,251
                                                                    38,069  Wimpey George Plc                              476,078
                                                                                                                    --------------
                                                                                                                         2,475,540
                                                                                                                    --------------
                        HOUSEHOLD PRODUCTS - 0.2%                   45,526  Reckitt Benckiser Plc                        2,370,502
                                                                                                                    --------------
                        IT SERVICES - 0.1%                         143,094  LogicaCMG Plc                                  501,225
                                                                                                                    --------------
                        INDEPENDENT POWER PRODUCERS & ENERGY
                        TRADERS - 0.1%                             131,873  International Power Plc                      1,028,940
                                                                                                                    --------------
                        INDUSTRIAL CONGLOMERATES - 0.2%             17,160  Cookson Group Plc                              209,870
                                                                    51,467  Smiths Group Plc                             1,041,149
                                                                    92,890  Tomkins Plc                                    488,058
                                                                                                                    --------------
                                                                                                                         1,739,077
                                                                                                                    --------------
                        INSURANCE - 1.1%                           199,368  Aviva Plc                                    2,936,556
                                                                   162,470  Friends Provident Plc                          615,453
                                                                   552,657  Legal & General Group Plc                    1,729,194
                                                                   442,903  Old Mutual Plc                               1,430,238
                                                                   202,763  Prudential Plc                               2,862,870
                                                                    44,300  Resolution Plc                                 540,924
                                                                   196,386  Royal & Sun Alliance Insurance Group           626,061
                                                                   145,009  Standard Life Plc                              901,723
                                                                                                                    --------------
                                                                                                                        11,643,019
                                                                                                                    --------------
                        INTERNET & CATALOG RETAIL - 0.1%            86,582  Home Retail Group                              756,487
                                                                                                                    --------------
                        MACHINERY - 0.1%                             5,997  Charter Plc (c)                                104,735
                                                                    10,160  FKI Plc                                         23,242

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                                                                    31,655  IMI Plc                                 $      361,294
                                                                    40,306  Invensys Plc (c)                               230,413
                                                                                                                    --------------
                                                                                                                           719,684
                                                                                                                    --------------
                        MEDIA - 0.8%                                74,833  Aegis Group Plc                                220,890
                                                                   103,595  British Sky Broadcasting Plc                 1,149,764
                                                                    15,651  Daily Mail & General Trust                     250,086
                                                                    83,292  EMI Group Plc                                  372,886
                                                                    26,349  Emap Plc                                       392,251
                                                                   282,651  ITV Plc                                        606,273
                                                                    55,767  Pearson Plc                                    956,940
                                                                   110,851  Reed Elsevier Plc                            1,325,186
                                                                   109,123  Reuters Group Plc                            1,000,675
                                                                    11,256  Trinity Mirror Plc                             117,838
                                                                    16,440  United Business Media Plc                      256,553
                                                                   101,654  WPP Group Plc                                1,540,303
                                                                    73,150  Yell Group Plc                                 860,808
                                                                                                                    --------------
                                                                                                                         9,050,453
                                                                                                                    --------------
                        METALS & MINING - 1.6%                     109,976  Anglo American Plc                           5,793,450
                                                                   194,676  BHP Billiton Plc                             4,340,435
                                                                    60,404  Corus Group Plc                                721,515
                                                                    79,718  Rio Tinto Plc Registered Shares              4,552,446
                                                                    45,824  Xstrata Plc                                  2,355,359
                                                                                                                    --------------
                                                                                                                        17,763,205
                                                                                                                    --------------
                        MULTI-UTILITIES - 0.6%                     279,042  Centrica Plc                                 2,122,316
                                                                   207,021  National Grid Plc                            3,248,898
                                                                    71,976  United Utilities Plc                         1,070,072
                                                                                                                    --------------
                                                                                                                         6,441,286
                                                                                                                    --------------
                        MULTILINE RETAIL - 0.3%                    126,075  Marks & Spencer Group Plc                    1,678,370
                                                                    22,180  Next Plc                                       981,617
                                                                                                                    --------------
                                                                                                                         2,659,987
                                                                                                                    --------------
                        OIL, GAS & CONSUMABLE FUELS - 3.4%         279,743  BG Group Plc                                 4,035,099
                                                                 1,506,227  BP Plc                                      16,361,401

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                                                                     3,749  BP Plc (a)(i)                           $      242,748
                                                                   289,503  Royal Dutch Shell Plc                        9,633,579
                                                                   214,603  Royal Dutch Shell Plc Class B                7,141,186
                                                                                                                    --------------
                                                                                                                        37,414,013
                                                                                                                    --------------
                        PHARMACEUTICALS - 1.7%                     119,640  AstraZeneca Plc                              6,436,739
                                                                       800  GlaxoSmithKline Plc (a)                         44,208
                                                                   449,912  GlaxoSmithKline Plc                         12,368,441
                                                                                                                    --------------
                                                                                                                        18,849,388
                                                                                                                    --------------
                        REAL ESTATE INVESTMENT TRUSTS
                        (REITS) - 0.5%                              45,442  British Land Co. Plc                         1,366,381
                                                                     7,735  Brixton Plc                                     77,400
                                                                     4,590  Great Portland Estates Plc                      70,092
                                                                    28,161  Hammerson Plc                                  960,368
                                                                    40,258  Land Securities Group Plc                    1,695,341
                                                                    17,832  Liberty International Plc                      437,580
                                                                    31,172  Slough Estates Plc                             480,919
                                                                                                                    --------------
                                                                                                                         5,088,081
                                                                                                                    --------------
                        ROAD & RAIL - 0.1%                           9,456  Arriva Plc                                     138,443
                                                                    52,046  Firstgroup Plc                                 680,571
                                                                     8,934  National Express Group Plc                     221,869
                                                                    30,764  Stagecoach Group Plc                           108,970
                                                                                                                    --------------
                                                                                                                         1,149,853
                                                                                                                    --------------
                        SEMICONDUCTORS & SEMICONDUCTOR
                        EQUIPMENT - 0.0%                           115,101  ARM Holdings Plc                               303,511
                                                                    20,291  CSR Plc (c)                                    259,941
                                                                                                                    --------------
                                                                                                                           563,452
                                                                                                                    --------------
                        SOFTWARE - 0.1%                             70,946  Misys Plc                                      333,321
                                                                   139,760  Sage Group Plc                                 710,255
                                                                                                                    --------------
                                                                                                                         1,043,576
                                                                                                                    --------------
                                                                    10,048  The Carphone Warehouse PLC                      54,722
                        SPECIALTY RETAIL - 0.2%                    193,068  DSG International Plc                          645,878
                                                                    24,803  Galiform Plc                                    76,019
                                                                    45,858  HMV Group Plc                                   99,717
                                                                    50,995  Kesa Electricals Plc                           340,187

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     COMMON STOCKS                                VALUE
-------                 --------                               -----------  -------------                           --------------
                                                                   216,344  Kingfisher Plc                          $    1,184,598
                                                                    83,182  Signet Group Plc                               205,430
                                                                                                                    --------------
                                                                                                                         2,606,551
                                                                                                                    --------------
                        TEXTILES, APPAREL & LUXURY
                        GOODS - 0.0%                                34,804  Burberry Group Plc                             447,232
                                                                                                                    --------------
                        TOBACCO - 0.6%                             118,549  British American Tobacco Plc                 3,706,916
                                                                    49,599  Gallaher Group Plc                           1,105,844
                                                                    56,630  Imperial Tobacco Group Plc                   2,535,239
                                                                                                                    --------------
                                                                                                                         7,347,999
                                                                                                                    --------------
                        TRADING COMPANIES &
                        DISTRIBUTORS - 0.2%                         36,700  Bunzl Plc                                      519,261
                                                                     5,907  Travis Perkins Plc                             233,876
                                                                    57,503  Wolseley Plc                                 1,347,700
                                                                                                                    --------------
                                                                                                                         2,100,837
                                                                                                                    --------------
                        TRANSPORTATION INFRASTRUCTURE - 0.0%        42,037  BBA Aviation Plc                               232,450
                                                                                                                    --------------
                        WATER UTILITIES - 0.1%                      21,393  Kelda Group Plc                                394,880
                                                                    25,348  Severn Trent Plc                               715,293
                                                                                                                    --------------
                                                                                                                         1,110,173
                                                                                                                    --------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 1.0%                          4,096,703  Vodafone Group Plc                          10,923,574
                                                                     3,655  Vodafone Group Plc (a)                          98,173
                                                                                                                    --------------
                                                                                                                        11,021,747
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS IN THE UNITED
                                                                            KINGDOM                                    245,211,113
                                                                                                                    --------------
                                                                            TOTAL COMMON STOCKS
                                                                            (COST - $782,338,071) - 93.2%            1,040,175,540
                                                                                                                    --------------
                                                                            EXCHANGE-TRADED FUNDS
UNITED STATES - 2.0%                                               284,277  iShares MSCI EAFE Index Fund (i)            21,704,549
                                                                                                                    --------------
                                                                            TOTAL EXCHANGE-TRADED FUNDS
                                                                            (COST - $17,644,632) - 2.0%                 21,704,549
                                                                                                                    --------------
                                                                            PREFERRED STOCKS
GERMANY - 0.3%          AUTOMOBILES - 0.2%                             764  Porsche AG                                   1,167,274
                                                                     7,641  Volkswagen AG, 4.35%                           786,260
                                                                                                                    --------------
                                                                                                                         1,953,534
                                                                                                                    --------------
                        HOUSEHOLD PRODUCTS - 0.1%                    5,470  Henkel KGaA, 1.75%                             808,674
                                                                                                                    --------------

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                 INDUSTRY                                   HELD     PREFERRED STOCKS                             VALUE
-------                 --------                               -----------  ----------------                        --------------
                        MEDIA - 0.0%                                 5,011  ProSieben SAT.1 Media AG, 2.24%         $      176,920
                                                                                                                    --------------
                        MULTI-UTILITIES - 0.0%                       1,869  RWE AG, 3.50%                                  185,629
                                                                                                                    --------------
                                                                            TOTAL PREFERRED STOCKS (COST -
                                                                            $1,788,111) - 0.3%                           3,124,757
                                                                                                                    --------------
                                                                            RIGHTS
AUSTRALIA - 0.0%        DIVERSIFIED FINANCIAL SERVICES - 0.0%        6,945  Suncorp-Metway Ltd. (g)                         29,782
                                                                                                                    --------------
                                                                            TOTAL RIGHTS IN AUSTRALIA                       29,782
                                                                                                                    --------------
JAPAN - 0.0%            METALS & MINING - 0.0%                       7,000  Dowa Mining Co., Ltd. (h)                            0
                                                                                                                    --------------
                                                                            TOTAL RIGHTS IN JAPAN                                0
                                                                                                                    --------------
SWEDEN - 0.0%           REAL ESTATE MANAGEMENT &
                        DEVELOPMENT - 0.0%                           1,818  Fabege AB (f)                                    1,401
                                                                                                                    --------------
                                                                            TOTAL RIGHTS IN SWEDEN                           1,401
                                                                                                                    --------------
UNITED KINGDOM - 0.0%   AEROSPACE & DEFENSE - 0.0%                  10,668  Meggitt Plc (e)                                 20,836
                                                                                                                    --------------
                                                                            TOTAL RIGHTS IN THE UNITED KINGDOM              20,836
                                                                                                                    --------------
                                                                            TOTAL RIGHTS (COST - $0) - 0.0%                 52,019
                                                                                                                    --------------

                                                               BENEFICIAL
                                                                 INTEREST   SHORT-TERM SECURITIES
                                                               -----------  ----------------------
                                                               $24,396,050  BlackRock Liquidity Series, LLC
                                                                            Cash Sweep Series, 5.26% (b)(d)             24,396,050
                                                                                                                    --------------
                                                                            TOTAL SHORT-TERM SECURITIES
                                                                            (COST - $24,396,050)- 2.2%                  24,396,050
                                                                                                                    --------------
                                                                            TOTAL INVESTMENTS
                                                                            (COST - $826,166,864*)- 97.7%            1,089,452,915
                                                                            OTHER ASSETS LESS LIABILITIES - 2.3%        26,139,904
                                                                                                                    --------------
                                                                            NET ASSETS - 100.0%                     $1,115,592,819
                                                                                                                    ==============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $835,260,685
                                ============
Gross unrealized appreciation   $259,668,018
Gross unrealized depreciation     (5,475,788)
                                ------------
Net unrealized appreciation     $254,192,230
                                ============

(a)  Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                         NET      INTEREST
AFFILIATE                                             ACTIVITY     INCOME
---------                                           -----------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series   $(1,355,247)  $421,709

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

(c)  Non-income producing security.

(d)  Represents the current yield as of March 31, 2007.

(e)  The rights may be exercised until April 16, 2007.

(f)  The rights may be exercised until April 27, 2007.

(g)  The rights may be exercised until April 3, 2007.

(h)  The rights may be exercised until January 29, 2010.

(i) All or a portion of security held as collateral in connection with open financial futures contracts.

- For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

-    Financial futures contracts purchased as of March 31, 2007 were as follows:

NUMBER OF                                        EXPIRATION                  UNREALIZED
CONTRACTS            ISSUE           EXCHANGE       DATE       FACE VALUE   APPRECIATION
---------   ----------------------   ---------   ----------   -----------   ------------
   198      DJ Euro Stoxx 50         Eurex       June 2007    $10,640,310     $230,527
    72      FTSE 100 Index Future    LIFFE       June 2007    $ 8,858,032      104,953
    10      Hang Seng Index Future   Hong Kong   April 2007   $ 1,264,143        7,886
   184      OMX Stock Index Future   Stockholm   April 2007   $ 3,078,276       69,945
    77      SPI 200 Index Future     Sydney      June 2007    $ 9,261,215      136,854
   104      TOPIX Index Future       Tokyo       June 2007    $15,064,404       84,612
                                                                              --------
TOTAL UNREALIZED APPRECIATION                                                 $634,777
                                                                              ========

- Forward foreign exchange contracts purchased as of March 31, 2007 were as follows:

FOREIGN CURRENCY      SETTLEMENT    UNREALIZED
PURCHASED                DATE      APPRECIATION
----------------      ----------   ------------
AUD       4,432,000    May 2007      $ 82,499
CHF       5,811,200    May 2007        53,341
EUR      20,636,900    May 2007       434,084
GBP       8,153,400    May 2007        39,084
JPY   1,952,744,700    May 2007       211,001
SEK      12,341,400    May 2007         2,584
                                     --------
TOTAL UNREALIZED APPRECIATION ON
   FORWARD FOREIGN EXCHANGE
   CONTRACTS - NET (USD
   COMMITMENT - $69,655,606)         $822,593
                                     ========

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007                   (IN U.S. DOLLARS)

     - Forward foreign exchange contracts sold as of March 31, 2007 were as follows:

FOREIGN CURRENCY      SETTLEMENT    UNREALIZED
SOLD                    DATE       DEPRECIATION
----------------      ----------   ------------
AUD       3,257,000    May 2007     $ (71,445)
CHF       3,662,000    May 2007       (46,217)
EUR      13,295,000    May 2007      (313,129)
GBP       6,365,000    May 2007      (115,414)
JPY   1,203,200,000    May 2007      (148,052)
SEK       8,130,000    May 2007        (5,336)
                                    ---------
TOTAL UNREALIZED APPRECIATION ON
   FORWARD FOREIGN EXCHANGE
   CONTRACTS - NET (USD
   COMMITMENT - $46,708,298)        $(699,593)
                                    =========

-    Currency Abbreviations:

AUD   Australian Dollar
CHF   Swiss Franc
EUR   Euro
GBP   British Pound
JPY   Japanese Yen
SEK   Swedish Krona
USD   U.S. Dollar

The American Beacon Money Market Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio. The Schedule of Investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended March 31, 2007 is provided below.

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT      VALUE
                                                                              ----------   -----------
                                                                               (DOLLARS IN THOUSANDS)
FUNDING AGREEMENTS - 0.96%
   Metropolitan Life Insurance Co., 5.41%, Due 3/1/2008 ++ ................   $  150,000   $   150,000
                                                                                           -----------
MEDIUM-TERM NOTES - 33.31%
   Abbey National Treasury Services, PLC, 5.36%, Due 6/29/2007 ++ .........      686,615       686,698
   ABN Amro Bank NV, 5.42%, Due 5/11/2007 ++ ..............................       23,170        23,172
   American Honda Finance Corp.,
      5.376%, Due 6/25/2007 ++ # ..........................................       30,000        30,005
      5.32%, Due 7/10/2007 ++ # ...........................................       33,040        33,041
      5.39%, Due 7/23/2007 ++ # ...........................................       10,000        10,003
      5.38%, Due 8/23/2007 ++ # ...........................................       20,000        20,004
      5.47%, Due 8/23/2007 ++ # ...........................................        5,500         5,503
      5.37%, Due 9/19/2007 ++ # ...........................................       10,000        10,002
      5.47%, Due 10/22/2007 ++ # ..........................................       10,000        10,008
      5.42%, Due 2/22/2008 ++ # ...........................................       23,000        23,018
   ASIF Global Financing XXXII,
      5.40%, Due 5/3/2007 ++ # ............................................      176,450       176,463
      5.41%, Due 2/25/2008 ++ # .......... ................................      200,000       200,150
   Berkshire Hathaway Finance Corp., 5.41%, Due 1/11/2008 ++ ..............       50,000        50,034
   Citigroup Global Markets Holdings, Inc.,
      5.43%, Due 8/16/2007 ++ .............................................       25,000        25,011
      5.698%, Due 9/5/2007 ++ .............................................       50,000        50,082
   Citigroup, Inc.,
      5.408%, Due 6/4/2007 ++ .............................................      241,350       241,385
      5.42%, Due 11/1/2007 ++ .............................................      112,500       112,571
   Commonwealth Bank of Australia, 5.36%, Due 1/31/2008 ++ # ..............      175,000       175,049
   General Electric Capital Corp.,
      5.445%, Due 10/17/2007 ++ ...........................................      180,000       180,000
      5.41%, Due 1/3/2008 ++ ..............................................      211,500       211,660
      5.41%, Due 1/15/2008 ++ .............................................      324,455       324,672
      5.388%, Due 3/4/2008 ++ .............................................       20,000        20,014
   Goldman Sachs Group, Inc.,
      5.46%, Due 5/11/2007 ++ .............................................      114,820       114,834
      5.485%, Due 7/2/2007 ++ .............................................       64,350        64,375
      5.485%, Due 10/5/2007 ++ ............................................       12,700        12,710
   HSBC Finance Corp.,
      5.40%, Due 5/10/2007 ++ .............................................       48,500        48,503
      5.51%, Due 7/27/2007 ++ .............................................       97,525        97,582
      5.40%, Due 10/4/2007 ++ .............................................      115,000       115,043
   JPMorgan Chase A Co., 5.43%, Due 1/25/2008 ++ ..........................      220,000       220,185
   Bank of America Corp., 5.43%, Due 9/7/2007 ++ # ........................      273,180       273,333
   Merrill Lynch St Co., Inc.,
      5.325%, Due 5/29/2007 ++ ............................................       52,000        51,999
      5.39%, Due 8/24/2007 ++ .............................................       39,830        39,839
      5.47%, Due 8/27/2007 ++ .............................................       45,000        45,025
      5.485%, Due 10/19/2007 ++ ...........................................       83,000        83,067

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT      VALUE
                                                                              ----------   -----------
                                                                               (DOLLARS IN THOUSANDS)
      5.39%, Due 2/14/2008 ++ .............................................   $   55,000   $    55,031
   Morgan Stanley,
      5.485%, Due 7/27/2007 ++ ............................................       58,595        58,628
      5.485%, Due 1/18/2008 ++ ............................................       68,900        68,984
   Royal Bank of Scotland Plc,
      5.35%, Due 12/21/2007 ++ # ..........................................      230,000       230,066
      5.37%, Due 4/11/2008 ++ # ...........................................       12,500        12,505
      5.31%, Due 4/18/2008 ++ # ...........................................      150,000       150,000
   Toyota Motor Credit Corp.,
      5.32%, Due 6/28/2007 ++ .............................................      100,000       100,005
      5.33%, Due 8/10/2007 ++ .............................................       60,000        60,007
      5.325%, Due 9/14/2007 ++ ............................................       95,000        95,011
      5.33%, Due 10/12/2007 ++ ............................................        4,800         4,800
   Wachovia Corp., 5.44%, Due 7/20/2007 ++ ................................      179,152       179,214
   Wells Fargo a Co.,
      5.41%, Due 9/28/2007 ++ .............................................      269,901       270,041
      5.33%, Due4/14/2008 ++ # ............................................      150,000       150,000
                                                                                           -----------
   TOTAL MEDIUM-TERM NOTES ................................................                  5,219,332
                                                                                           -----------
PROMISSORY NOTES - 2.87%

   Goldman Sachs Group, Inc., 5.37%, Due 2/11/2008 #.......................      450,000       450,000
                                                                                           -----------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 29.81%
   Allied Irish Banks N.Y.,
      5.308%, Due 5/3/2007 ++ .............................................       50,000        49,998
      5.34%, Due 8/8/2007 ++ ..............................................       15,000        15,001
   The Bank of New York,  5.335%, Due 11/16/2007 ++ .......................       54,500        54,507
   Bank of Nova Scotia, N.Y.,
      5.29%, Due 6/20/2007 ++ .............................................      200,000       199,990
      5.34%, Due 10/31/2007 ++ ............................................       64,860        64,866
   Branch Banking and Trust,
      5.418%, Due 6/4/2007 ++ .............................................       91,380        91,397
      5.31%, Due 8/10/2007 ++ .............................................       50,000        49,998
   BNP Paribas, N.Y.,
      5.29%, Due 6/20/2007 ++ .............................................      600,000       599,974
      5.30%, Due 10/3/2007 ++ .............................................      100,000        99,988
   Branch Banking and Trust, 5.348%, Due 11/16/2007 ++ ....................      100,000       100,027
   Canadian Imperial Bank of Commerce, N.Y., 5.42%, Due 4/2/2007 ++ .......       39,000        39,000
   Caylon, N.Y.,
      5.33%, Due 8/10/2007 ++ .............................................      542,000       541,997
      5.28%, Due 9/13/2007 ++ .............................................      185,700       185,678

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT      VALUE
                                                                              ----------   -----------
                                                                               (DOLLARS IN THOUSANDS)
      5.30%, Due 10/3/2007 ++ .............................................   $   67,500   $    67,493
   Credit Suisse N.Y., 5.33% Due 2/26/2008 ++ .............................      250,000       250,000
   Credit Suisse N.Y.,
      5.32%, Due 6/12/2007 ++ .............................................      150,000       150,000
      5.34%, Due 8/13/2007 ++ .............................................      125,000       125,002
   HSBC Bank USA, 5.42%, Due 9/21/2007 ++ .................................      203,550       203,654
   Mai Marshall a llsley Bank,
      5.345%, Due 8/1/2007 ++ .............................................       50,000        50,000
      5.33%, Due 2/15/2008 ++ .............................................      196,500       196,505
   National City Bank,
      5.378%, Due 6/4/2007 ++ .............................................       38,000        38,004
      5.31%, Due 10/4/2007 ++ .............................................      135,000       134,989
      5.41%, Due 1/10/2008 ++ .............................................        6,925         6,929
      5.34%, Due 4/4/2007 ++ ..............................................       15,000        15,000
      5.34%, Due 5/11/2007 ++ .............................................       25,000        25,000
      5.34%, Due 4/4/2007 ++ ..............................................       13,000        13,000
   Natixis N.Y., 5.335%, Due 6/20/2007 ++ .................................       25,000        25,001
   SunTrust Bank, 5.42%, Due 5/17/2007 ++ .................................      167,000       167,015
   US Bank, NA,
      5.37%, Due 9/10/2007 ++ .............................................      250,000       250,083
      5.38%, Due 9/28/2007 ++ .............................................       60,000        60,022
      5.39%, Due 10/1/2007 ++ .............................................      110,750       110,788
   Wachovia Bank,
      5.34%, Due 9/28/2007 ++ .............................................       50,000        50,007
      5.415%, Due 6/14/2007 ++ ............................................       16,170        16,173
   Westpac Banking N.Y., 5.32%, Due 1/15/2008 ++ ..........................       46,000        45,999
   World Savings Bank FSB,
      5.42%, Due 6/1/2007 ++ ..............................................      178,460       178,483
      5.36%, Due 10/19/2007 ++ ............................................      400,000       400,092
                                                                                           -----------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES ...........................                  4,671,660
                                                                                           -----------
COMMERCIAL PAPER * - 18.63%
   Citigroup Funding, Inc.,
      5.24%, Due 6/5/2007 .................................................       30,000        29,721
      5.24%, Due 6/6/2007 .................................................      200,000       198,108
      5.24%, Due 6/13/2007 ................................................       75,000        74,214
   Clipper Receivables Corp., 5.41%, Due 4/2/2007 #........................      145,000       145,000
   FCAR Owner Trust, Series I,
      5.26%, Due 4/16/2007 ................................................      240,000       239,509
      5.26%, Due 4/26/2007 ................................................       22,270        22,192
   Fountain Square Commercial Funding Corp.,
      5.24%, Due 4/19/2007 # ..............................................       51,485        51,358
      5.24%, Due 5/18/2007 # ..............................................       12,400        12,317
   General Electric Capital Corp., 5.04%, Due 11/9/2007 ...................       40,000        38,762
   GOVCO, Inc.,
      5.24%, Due 4/10/2007 #...............................................      188,300       188,081

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT      VALUE
                                                                              ----------   -----------
                                                                               (DOLLARS IN THOUSANDS)
      5.245%, Due 4/23/2007 # .............................................   $   73,600   $    73,375
   HBOS Treasury Services PLC,
      5.24%, Due 4/26/2007 ................................................      100,000        99,651
      5.24%, Due 5/3/2007 .................................................      125,080       124,516
      5.24%, Due 5/10/2007 ................................................      100,000        99,447
   Scaldis Capital LLC, 5.24%, Due 5/2/2007 # .............................       77,382        77,044
   Sheffield Receivables Corp.,
      5.43%, Due 4/2/2007 # ...............................................       85,000        85,000
      5.28%, Due 5/24/2007 # ..............................................       83,100        82,466
   Stanfield Victoria Funding, LLC,
      5.25%, Due 4/10/2007 #...............................................       65,000        64,924
      5.25%, Due 4/30/2007 # ..............................................       30,000        29,878
   Three Rivers Funding Corp.,
      5.28%, Due 4/2/2007 #................................................       35,000        35,000
      5.375%, Due 4/5/2007 # ..............................................      113,165       113,114
      5.29%, Due 4/9/2007 #................................................       44,418        44,372
      5.25%, Due 4/26/2007 # ..............................................       50,000        49,825
   Toyota Motor Credit Corp.,
      5.20%, Due 7/30/2007 ................................................      100,000        98,281
      5.20%, Due 7/31/2007 ................................................      200,000       196,533
      5.20%, Due 8/1/2007 .................................................       50,000        49,126
UBS Finance Delaware, LLC,
      5.24%, Due 5/3/2007 .................................................      230,000       228,962
      5.215%, Due 6/25/2007 ...............................................       57,569        56,868
      5.20%, Due 8/6/2007 .................................................      140,000       137,452
      5.20%, Due 8/10/2007 ................................................      100,000        98,122
   Yorktown Capital LLC, 5.245%, Due 5/2/2007 #............................       75,953        75,621
                                                                                           -----------
   TOTAL COMMERCIAL PAPER .................................................                  2,918,839
                                                                                           -----------
TIME DEPOSITS -10.85%
   Deutsche Bank AG, 5.438%, Due 4/2/2007 .................................      700,000       700,000
   Natixis, 5.43%, Due 4/2/2007 ...........................................      600,000       600,000
   Societe Generate, 5.50%, Due 4/2/2007 ..................................      400,000       400,000
                                                                                           -----------
   TOTAL TIME DEPOSITS ....................................................                  1,700,000
                                                                                           -----------
REPURCHASE AGREEMENTS - 5.26%
   Barclays Capital, Inc., 5.38%, Due 4/2/2007 (Held at Bank of New York,
      Collateralized by U.S. Government Obligations valued at $76,500,
      5.0%, 12/1/2035- 1/1/2037) ..........................................       75,000        75,000
   Goldman Sachs, 5.37%, Due 4/2/2007 (Held at Bank of New York,
      Collateralized by U.S. Government Obligations valued at $50,622,
      4.198% - 5.095%, 8/1/2013 - 7/1/2035) ...............................       49,629        49,629
   Lehman Brothers Holdings, Inc., 5.488%, Due 4/2/2007 (Held at
      JPMorgan Chase, NYC, Collateralized by Corporate Obligations valued at $298,319, 0.0% - 11.875%, 1/15/06 - 2/2/2037, and Private Label
      Mortgage Obligations valued at $262,625, 5.0%, 11/1/2033) ...........      550,000       550,000
      5.508%, Due 4/2/2007 (Held at JPMorgan Chase, NYC, Collateralized by
         Private Label Mortgages valued at $152,990, 5.0% - 5.5%,
         11/1/2033 - 11/1/2034) ...........................................      150,000       150,000
                                                                                           -----------
   TOTAL REPURCHASE AGREEMENTS ............................................                    824,629
                                                                                           -----------
TOTAL INVESTMENTS  - 101.69% (Cost $15,934,460) ...........................                $15,934,460
LIABILITIES, NET OF OTHER ASSETS - (1.69%) ................................                   (264,530)
                                                                                           -----------
TOTAL NET ASSETS - 100.00% ................................................                $15,669,930
                                                                                           ===========

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
March 31, 2007 (Unaudited)

        Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,086,525 or 19.70% of net assets. The Fund has no right to demand registration of these securities.

*       Rates represent discount rate.



                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

     Securites of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

The American Beacon Municipal Money Market Fund invests all of its investable assets in the American Beacon Master Municipal Money Market Portfolio. The Schedule of Investments for the American Beacon Master Municipal Money Market Portfolio for the fiscal quarter ended March 31, 2007 is provided below.

AMERICAN BEACON MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT     VALUE
                                                                              ----------   ---------
                                                                              (DOLLARS IN THOUSANDS)
ALABAMA - 6.50%
   Infirmary Health System Special Care Facilities Financial Authority of
      Mobile Revenue Bonds, Series 2006A, 3.67%, Due 2/1/2040,
      LOC Bank of Nova Scotia .............................................   $    1,000   $   1,000
   Mobile Industrial Development Board, Series 1999A (Holnam, Inc.
      Project), Variable Rate Demand Dock and Wharf Revenue Refunding
      Bonds, 3.66%, Due 6/1/2032, LOC Bayerische Landesbank ...............        1,000       1,000
                                                                                           ---------
   TOTAL ALABAMA ..........................................................                    2,000
                                                                                           ---------
COLORADO - 7.39%
   Colorado Educational and Cultural Facilities Variable Rate Demand
      Revenue Bonds, Series A7, (National Jewish Federation Bond Program),
      3.77%, Due 7/1/2029, LOC Bank Of America, NA ........................          975         975
   University of Colorado Hospital System Revenue Bonds, Series 2004B,
      3.66%, Due 11/15/2035, LOC Citibank, NA .............................        1,300       1,300
                                                                                           ---------
   TOTAL COLORADO .........................................................                    2,275
                                                                                           ---------
FLORIDA - 11.16%
   Alachua County, Florida Housing Financial Authority, Multi-family
      Housing Revenue Bonds, Series 2001, (University Cove Apartment
      Project), 3.70%, Due 6/15/2034, LOC Federal National Mortgage
      Association .........................................................        1,830       1,830
   University Athletic Association, Inc. Revenue Bonds, Series 2001 Bonds,
      3.80%, Due 10/1/2031, LOCSuntrust Bank ..............................        1,605       1,605
                                                                                           ---------
   TOTAL FLORIDA ..........................................................                    3,435
                                                                                           ---------
ILLINOIS - 4.87%
   Illinois Finance Authority Variable Rate Revenue Bonds, Series 2005B,
      3.85%, Due 5/15/2035, LOC JP Morgan Chase ...........................        1,500       1,500
                                                                                           ---------
INDIANA - 3.25%
   Fort Wayne, Indiana Industrial Economic Development Revenue Bonds,
      Series 1989, (ND-Tech Corporation Project), 3.78%, Due 7/1/2009,
      LOC Comerica Bank ...................................................        1,000       1,000
                                                                                           ---------
KENTUCKY - 7.04%
   Breckinridge County, Kentucky Lease Program Revenue Bonds, Series A,
      3.77%, Due 2/1/2032, LOC US Bank, NA ................................        1,068       1,068
   Carroll County, Kentucky Solid Waste Disposal Revenue Bonds,
      Series 2001, (North American Stainless, L.P.), 3.71%, Due 5/1/2031,
      LOC Fifth Third Bank ................................................        1,100       1,100
                                                                                           ---------
   TOTAL KENTUCKY .........................................................                    2,168
                                                                                           ---------
MARYLAND - 5.46%
   Montgomery County, Maryland Variable Rate Housing Revenue Bonds,
      Series 1997, Issue I (The Grand), 3.69%, Due 6/1/2030,
      LOC Federal National Mortgage Association ...........................        1,680       1,680
                                                                                           ---------
MICHIGAN - 5.77%
   Michigan State Housing Development Authority, Series 2000
      (River Place Plaza Apartments), Variable Rate Limited Obligation
      Multi-family Housing Revenue Refunding Bonds, 3.70%, Due 6/1/2018,
      LOC Bank of New York ................................................        1,775       1,775
                                                                                           ---------
NEVADA - 3.25%
   Nevada Housing Divison-Variable Rate Demand Multi-Unit Housing
      Revenue Bonds, Series 2004, (Sundance Village Apartments), 3.72%,
      Due 10/1/2035, LOC Citibank, NA .....................................        1,000       1,000
                                                                                           ---------
NEW YORK-7.80%
   New York City Housing Development Corporation, Multi-Family Mortgage
      Revenue Bonds, Series 2002A, (First Avenue Development), 3.69%,
      Due 10/15/2035, LOC Federal National Mortgage Association ...........          800         800
   New York State Housing Finance Agency, 66 West 38th Street Housing
      Revenue Bonds, Series 2000A, 3.68%, Due 5/15/2033,
      LOC Federal National Mortgage Association ...........................        1,600       1,600
                                                                                           ---------
   TOTAL NEW YORK .........................................................                    2,400
                                                                                           ---------

                             See accompanying notes

AMERICAN BEACON MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT     VALUE
                                                                              ----------   ---------
                                                                              (DOLLARS IN THOUSANDS)
OHIO - 5.52%
   Ohio Water Development Authority, Environmental Improvement
      Revenue Bonds, Series 2000B, (Waste Management, Incorporated
      Project), 3.73%, Due 7/1/2020, LOC Fleet National Bank ..............   $    1,700   $   1,700
                                                                                           ---------
PENNSYLVANIA - 7.47%
   Delaware County, Pennsylvania Pollution Control, Series 1999A, 3.80%,
      Due 4/1/2021, LOC Wachovia Bank, NA .................................          800         800
   Indiana County Industrial Development Authority Refunding Bonds, Series
      2003A (Exelon Generation), 3.88%, Due 6/1/2027, LOC BNP Paribas .....        1,500       1,500
                                                                                           ---------
   TOTAL PENNSYLVANIA .....................................................                    2,300
                                                                                           ---------
TEXAS - 3.90%
   City of Midlothian, Texas Industrial Development Corporation,
      Environmental Facilities Revenue Bonds, Series 1999,
      (Holnam Texas Limited Partnership Project), 3.72%, Due 9/1/2031,
      LOC Bank One, NA .................................                           1,200       1,200
                                                                                           ---------
UTAH - 3.74%
   Morgan County, Utah Solid Waste Disposal Revenue Bonds, Series 1996,
      (Holnam, Inc. Project), 3.72%, Due 8/1/2031, LOC Wachovia Bank, NA ..        1,150       1,150
                                                                                           ---------
WASHINGTON - 3.25%
   Washington State Housing Finance Commission Variable Rate Demand
      Non-Profit Revenue Bonds, Series 2005, (Seattle Art Museum Project),
      3.80%, Due 7/1/2033, LOC Allied Irish Bank, PLC .....................        1,000       1,000
                                                                                           ---------
WYOMING - 4.87%
   Sweetwater County, Wyoming Pollution Control Revenue Refunding Bonds,
      Series 1990A, (Pacificorp Project), 3.67%, Due 7/1/2015,
      LOC Barclays Bank, PLC ..............................................        1,500       1,500
                                                                                           ---------

                                                                                SHARES
                                                                              ----------
SHORT TERM INVESTMENTS - 5.27%
   BlackRock Provident MuniCash Fund ......................................      497,085         497
   Dreyfus MuniCash Management Plus .......................................       50,000          50
   Federated Municipal Obligations Fund ...................................    1,076,808       1,077
                                                                                           ---------
   TOTAL SHORT TERM INVESTMENTS ...........................................                    1,624
                                                                                           ---------
TOTAL INVESTMENTS - 96.51% (Cost $29,707) .................................                $  29,707
OTHER ASSETS, NET OF LIABILITIES - 3.49% ..................................                    1,074
                                                                                           ---------
TOTAL NET ASSETS - 100.00% ................................................                $  30,781
                                                                                           =========

Percentages are stated as a percent of net assets.

For municipal obligations, rates associated with money market securities represent yield to maturity or yield to next reset date.

                             See accompanying notes

AMERICAN BEACON MUNICIPAL MONEY MARKET PORTFOLIO
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

     Securites of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

The American Beacon S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio of the State Street Master Funds. The Schedule of Investments for the State Street Equity 500 Index Portfolio for the fiscal quarter ended March 31, 2007 is provided below.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
COMMON STOCKS -- 98.2%
CONSUMER DISCRETIONARY -- 10.6%
Abercrombie & Fitch Co.                                    18,400   $    1,393
Amazon.Com, Inc. (a)                                       65,308        2,599
Apollo Group, Inc. Class A (a)                             29,767        1,307
AutoNation, Inc. (a)                                       31,737          674
AutoZone, Inc. (a)                                         10,722        1,374
Bed Bath & Beyond, Inc. (a)                                58,901        2,366
Best Buy Co., Inc.                                         84,450        4,114
Big Lots, Inc. (a)                                         23,310          729
Black & Decker Corp.                                       13,382        1,092
Brunswick Corp.                                            19,491          621
Carnival Corp.                                             93,213        4,368
CBS Corp. Class B                                         155,295        4,750
Centex Corp.                                               25,255        1,055
Circuit City Stores, Inc.                                  30,132          558
Clear Channel Communications, Inc.                        104,293        3,654
Coach, Inc. (a)                                            77,742        3,891
Comcast Corp. Class A (a)                                 653,576       16,960
D.R. Horton, Inc.                                          58,680        1,291
Darden Restaurants, Inc.                                   31,206        1,285
Dillard's, Inc. Class A                                    12,893          422
DIRECTV Group, Inc. (a)                                   162,800        3,756
Dollar General Corp.                                       66,322        1,403
Dow Jones & Co., Inc.                                      13,869          478
Eastman Kodak Co.                                          61,027        1,377
eBay, Inc. (a)                                            238,597        7,909
EW Scripps Co. Class A                                     17,655          789
Family Dollar Stores, Inc.                                 32,168          953
Federated Department Stores, Inc.                         110,340        4,971
Ford Motor Co.                                            394,699        3,114
Fortune Brands, Inc.                                       32,065        2,527
Gannett Co., Inc.                                          48,894        2,752
Gap, Inc.                                                 110,686        1,905
General Motors Corp.                                      118,247        3,623
Genuine Parts Co.                                          35,806        1,754
Goodyear Tire & Rubber Co. (a)                             37,659        1,175
H&R Block, Inc.                                            69,333        1,459
Harley-Davidson, Inc.                                      54,112        3,179
Harman International Industries, Inc.                      13,843        1,330
Harrah's Entertainment, Inc.                               38,856        3,281
Hasbro, Inc.                                               33,795          967
Hilton Hotels Corp.                                        81,698        2,938
Host Hotels & Resorts, Inc.                               109,000        2,868
Home Depot, Inc.                                          428,922       15,759
International Game Technology                              70,877        2,862
Interpublic Group of Cos., Inc. (a)                        98,468        1,212
JC Penney & Co., Inc.                                      47,036        3,864
Johnson Controls, Inc.                                     41,325        3,910
Jones Apparel Group, Inc.                                  23,454          721
KB HOME                                                    16,714          713

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
Kohl's Corp. (a)                                           68,727   $    5,265
Leggett & Platt, Inc.                                      38,073          863
Lennar Corp. Class A                                       29,291        1,236
Limited Brands                                             71,894        1,874
Liz Claiborne, Inc.                                        21,810          935
Lowe's Cos., Inc.                                         320,057       10,079
Marriot International, Inc. Class A                        69,306        3,393
Mattel, Inc.                                               82,595        2,277
McDonald's Corp.                                          252,913       11,394
McGraw-Hill, Inc.                                          74,259        4,669
Meredith Corp.                                              8,273          475
New York Times Co. Class A                                 30,540          718
Newell Rubbermaid, Inc.                                    58,304        1,813
News Corp. Class A                                        493,045       11,399
NIKE, Inc. Class B                                         39,739        4,223
Nordstrom, Inc.                                            47,627        2,521
Office Depot, Inc. (a)                                     57,358        2,016
OfficeMax, Inc.                                            15,868          837
Omnicom Group, Inc.                                        35,130        3,597
Polo Ralph Lauren Corp.                                    13,200        1,164
Pulte Homes, Inc.                                          44,912        1,188
Radioshack Corp.                                           28,842          780
Sears Holdings Corp. (a)                                   17,407        3,136
Sherwin-Williams Co.                                       22,945        1,515
Snap-On, Inc.                                              12,387          596
Stanley Works                                              17,286          957
Staples, Inc.                                             151,206        3,907
Starbucks Corp. (a)                                       157,852        4,950
Starwood Hotels & Resorts Worldwide, Inc.                  45,156        2,928
Target Corp.                                              180,525       10,698
Tiffany & Co.                                              28,759        1,308
Time Warner, Inc.                                         801,851       15,813
TJX Cos., Inc.                                             94,910        2,559
Tribune Co.                                                37,281        1,197
V.F. Corp.                                                 19,047        1,574
Viacom, Inc. Class B (a)                                  145,467        5,980
Walt Disney Co.                                           430,455       14,821
Wendy's International, Inc.                                20,345          637
Whirlpool Corp.                                            16,814        1,428
Wyndham Worldwide Corp. (a)                                39,656        1,354
Yum! Brands, Inc.                                          55,401        3,200
                                                                    ----------
                                                                       289,326
                                                                    ----------
CONSUMER STAPLES -- 9.4%
Altria Group, Inc.                                        440,974       38,722
Anheuser-Busch Cos., Inc.                                 160,176        8,082
Archer-Daniels-Midland Co.                                137,200        5,035
Avon Products, Inc.                                        93,044        3,467
Brown-Forman Corp. Class B                                 16,734        1,097
Campbell Soup Co.                                          45,935        1,789
Clorox Co.                                                 31,810        2,026
Coca-Cola Co.                                             423,283       20,318
Coca-Cola Enterprises, Inc.                                58,882        1,192
Colgate-Palmolive Co.                                     107,877        7,205
ConAgra Foods, Inc.                                       106,284        2,648

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
CONSUMER STAPLES -- (CONTINUED)
Constellation Brands, Inc. Class A (a)                     44,639   $      945
Costco Wholesale Corp.                                     94,960        5,113
CVS Corp.                                                 323,707       11,051
Dean Foods Co. (a)                                         26,488        1,238
Estee Lauder Cos, Inc. Class A                             24,385        1,191
General Mills, Inc.                                        72,498        4,221
H.J. Heinz Co.                                             68,840        3,244
Hershey Foods Corp.                                        35,824        1,958
Kellogg Co.                                                52,294        2,689
Kimberly-Clark Corp.                                       95,967        6,573
Kraft Foods, Inc.                                          39,500        1,252
Kroger Co.                                                148,800        4,204
McCormick & Co., Inc.                                      27,887        1,074
Molson Coors Brewing Co., Class B                           9,674          915
Pepsi Bottling Group, Inc.                                 26,642          850
PepsiCo, Inc.                                             344,200       21,877
Procter & Gamble Co.                                      663,057       41,879
Reynolds American, Inc.                                    35,693        2,228
Safeway, Inc.                                              92,587        3,392
Sara Lee Corp.                                            155,720        2,635
SuperValu, Inc.                                            44,243        1,729
Sysco Corp.                                               129,490        4,381
Tyson Foods, Inc., Class A                                 53,567        1,040
UST Corp.                                                  33,753        1,957
Wal-Mart Stores, Inc.                                     516,755       24,262
Walgreen Co.                                              210,277        9,650
Whole Foods Market, Inc.                                   30,393        1,363
Wrigley Wm., Jr. Co.                                       45,715        2,328
                                                                    ----------
                                                                       256,820
                                                                    ----------
ENERGY -- 9.6%
Anadarko Petroleum Corp.                                   97,312        4,182
Apache Corp.                                               69,548        4,917
Baker Hughes, Inc.                                         67,198        4,444
BJ Services Co.                                            61,608        1,719
Chesapeake Energy Corp.                                    86,750        2,679
ChevronTexaco Corp.                                       453,442       33,537
ConocoPhillips                                            345,486       23,614
Devon Energy Corp.                                         93,414        6,466
El Paso Corp.                                             145,454        2,105
ENSCO International, Inc.                                  32,300        1,757
EOG Resources, Inc.                                        50,928        3,633
ExxonMobil Corp.                                        1,196,472       90,274
Halliburton Co.                                           211,554        6,715
Hess Corp.                                                 56,466        3,132
Kinder Morgan, Inc.                                        22,309        2,375
Marathon Oil Corp.                                         72,594        7,174
Murphy Oil Corp.                                           39,423        2,105
Nabors Industries, Ltd. (a)                                58,439        1,734
National Oilwell Varco, Inc. (a)                           36,616        2,848
Noble Corp.                                                27,913        2,196
Occidental Petroleum Corp.                                176,115        8,684
Rowan Cos., Inc.                                           23,512          763

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
Schlumberger, Ltd.                                        247,697   $   17,116
Smith International, Inc.                                  41,932        2,015
Sunoco, Inc.                                               25,042        1,764
Transocean, Inc. (a)                                       61,304        5,009
Valero Energy Corp.                                       126,905        8,184
Weatherford International Ltd. (a)                         70,929        3,199
Williams Cos., Inc.                                       124,532        3,544
XTO Energy, Inc.                                           77,341        4,239
                                                                    ----------
                                                                       262,123
                                                                    ----------
FINANCIALS -- 21.3%
ACE, Ltd.                                                  68,670        3,918
AFLAC, Inc.                                               103,344        4,863
Allstate Corp.                                            129,923        7,803
Ambac Financial Group, Inc.                                21,817        1,885
American Express Co.                                      250,577       14,133
American International Group, Inc.                        546,710       36,750
Ameriprise Financial, Inc.                                 50,455        2,883
AON Corp.                                                  62,631        2,377
Apartment Investment & Management Co. Class A              20,465        1,181
Archstone-Smith Trust                                      46,342        2,515
AvalonBay Communities, Inc.                                16,700        2,171
Bank of America Corp.                                     939,821       47,950
Bank of New York Co., Inc.                                158,684        6,435
BB&T Corp.                                                113,473        4,655
Bear Stearns Cos., Inc.                                    25,179        3,786
Boston Properties, Inc.                                    24,976        2,932
Capital One Financial Corp.                                85,884        6,481
CB Richard Ellis Group, Inc. Class A (a)                   39,300        1,343
Charles Schwab Corp.                                      214,077        3,915
Chicago Mercantile Exchange Holdings, Inc.                  7,359        3,918
Chubb Corp.                                                85,849        4,436
Cincinnati Financial Corp.                                 37,219        1,578
CIT Group, Inc.                                            40,931        2,166
Citigroup, Inc.                                         1,030,242       52,893
Comerica, Inc.                                             32,739        1,936
Commerce Bancorp, Inc.                                     39,823        1,329
Compass Bancshares, Inc.                                   27,885        1,918
Countrywide Financial Corp.                               123,990        4,171
Developers Diversified Realty Corp.                        26,500        1,667
E*Trade Financial Corp. (a)                                89,782        1,905
Equity Residential                                         61,800        2,981
Fannie Mae                                                203,369       11,100
Federal Home Loan Mortgage Corp.                          145,603        8,662
Federated Investors, Inc. Class B                          19,160          704
Fidelity National Information Services, Inc.               34,398        1,564
Fifth Third Bancorp                                       117,069        4,529

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
FINANCIALS -- (CONTINUED)
First Horizon National Corp.                               26,398   $    1,096
Franklin Resources, Inc.                                   34,954        4,223
Genworth Financial, Inc. Class A                           92,501        3,232
Goldman Sachs Group, Inc.                                  86,456       17,864
Hartford Financial Services Group, Inc.                    67,289        6,431
Hudson City Bancorp, Inc.                                 104,000        1,423
Huntington Bancshares, Inc.                                50,511        1,104
J.P. Morgan Chase & Co.                                   729,942       35,316
Janus Capital Group, Inc.                                  38,356          802
KeyCorp                                                    83,175        3,117
Kimco Realty Corp.                                         47,043        2,293
Legg Mason, Inc.                                           27,386        2,580
Lehman Brothers Holdings, Inc.                            110,592        7,749
Lincoln National Corp.                                     58,082        3,937
Loews Corp.                                                94,744        4,304
M & T Bank Corp.                                           15,952        1,848
Marsh & McLennan Cos., Inc.                               115,100        3,371
Marshall & Ilsley Corp.                                    53,160        2,462
MBIA, Inc.                                                 28,347        1,856
Mellon Financial Corp.                                     87,395        3,770
Merrill Lynch & Co., Inc.                                 185,813       15,175
MetLife, Inc.                                             158,209        9,991
MGIC Investment Corp.                                      17,618        1,038
Moody's Corp.                                              49,087        3,046
Morgan Stanley                                            223,752       17,623
National City Corp.                                       124,667        4,644
Northern Trust Corp.                                       39,664        2,385
Plum Creek Timber Co., Inc.                                37,598        1,482
PNC Financial Services Group, Inc.                         72,711        5,233
Principal Financial Group, Inc.                            56,328        3,372
Progressive Corp.                                         156,499        3,415
ProLogis                                                   53,916        3,501
Prudential Financial, Inc.                                 98,521        8,893
Public Storage, Inc.                                       25,580        2,422
Realogy Corp. (a)                                          45,539        1,348
Regions Financial Corp.                                   153,117        5,416
SAFECO Corp.                                               22,341        1,484
Simon Property Group, Inc.                                 46,509        5,174
SLM Corp.                                                  86,213        3,526
Sovereign Bancorp, Inc.                                    75,843        1,929
State Street Corp. (b)                                     69,644        4,509
SunTrust Banks, Inc.                                       74,513        6,188
Synovus Financial Corp.                                    67,619        2,187
T. Rowe Price Group, Inc.                                  55,753        2,631
Torchmark Corp.                                            20,842        1,367
Travelers Cos, Inc.                                       141,882        7,345
U.S. Bancorp                                              372,189       13,015
UnumProvident Corp.                                        71,962        1,657
Vornado Realty Trust                                       27,380        3,268
Wachovia Corp.                                            400,444       22,044

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
Washington Mutual, Inc.                                   186,866   $    7,546
Wells Fargo Co.                                           710,010       24,446
Western Union Co.                                         162,210        3,561
XL Capital, Ltd. Class A                                   37,651        2,634
Zions Bancorp                                              23,090        1,952
                                                                    ----------
                                                                       579,658
                                                                    ----------
HEALTH CARE -- 11.6%
Abbott Laboratories                                       324,285       18,095
Aetna, Inc.                                               108,491        4,751
Allergan, Inc.                                             32,190        3,567
AmerisourceBergen Corp.                                    39,665        2,092
Amgen, Inc. (a)                                           245,349       13,710
Applera Corp. - Applied Biosystems Group                   38,887        1,150
Barr Pharmaceuticals, Inc. (a)                             22,571        1,046
Bausch & Lomb, Inc.                                        11,461          586
Baxter International, Inc.                                136,457        7,187
Becton, Dickinson & Co.                                    51,591        3,967
Biogen Idec, Inc. (a)                                      72,001        3,195
Biomet, Inc.                                               51,003        2,167
Boston Scientific Corp. (a)                               246,791        3,588
Bristol-Myers Squibb Co.                                  424,428       11,782
C.R. Bard, Inc.                                            22,163        1,762
Cardinal Health, Inc.                                      84,134        6,138
Celgene Corp. (a)                                          79,300        4,160
CIGNA Corp.                                                20,463        2,919
Coventry Health Care, Inc. (a)                             33,505        1,878
Eli Lilly & Co.                                           207,348       11,137
Express Scripts, Inc. (a)                                  28,491        2,300
Forest Laboratories, Inc. (a)                              66,817        3,437
Genzyme Corp. (a)                                          54,878        3,294
Gilead Sciences, Inc. (a)                                  97,602        7,467
Hospira, Inc. (a)                                          33,139        1,355
Humana, Inc. (a)                                           35,034        2,033
IMS Health, Inc.                                           42,114        1,249
Johnson & Johnson                                         608,181       36,649
King Pharmaceuticals, Inc. (a)                             51,693        1,017
Laboratory Corp. of America Holdings (a)                   25,682        1,865
Manor Care, Inc.                                           15,700          853
McKesson Corp.                                             61,829        3,619
Medco Health Solutions, Inc. (a)                           60,467        4,386
MedImmune, Inc. (a)                                        49,923        1,817
Medtronic, Inc.                                           241,962       11,871
Merck & Co., Inc.                                         455,242       20,108
Millipore Corp. (a)                                        11,363          824
Mylan Laboratories Inc.                                    51,501        1,089
Patterson Cos., Inc. (a)                                   29,491        1,047
Pfizer, Inc.                                            1,489,288       37,619
Quest Diagnostics, Inc.                                    33,407        1,666
Schering-Plough Corp.                                     312,204        7,964
St. Jude Medical, Inc. (a)                                 72,328        2,720
Stryker Corp.                                              62,305        4,132
Tenet Healthcare Corp. (a)                                100,121          644

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
HEALTH CARE -- (CONTINUED)
Thermo Electron Corp. (a)                                  88,381   $    4,132
UnitedHealth Group, Inc.                                  284,559       15,073
Varian Medical Systems, Inc. (a)                           27,800        1,326
Watson Pharmaceuticals, Inc. (a)                           22,071          583
Wellpoint, Inc. (a)                                       128,688       10,437
Wyeth                                                     282,921       14,155
Zimmer Holdings, Inc. (a)                                  49,981        4,269
                                                                    ----------
                                                                       315,877
                                                                    ----------
INDUSTRIALS -- 10.7%
3M Co.                                                    154,182       11,784
Allied Waste Industries, Inc. (a)                          53,935          679
American Standard Cos., Inc.                               36,736        1,948
Avery Dennison Corp.                                       19,233        1,236
Boeing Co.                                                165,871       14,748
Burlington Northern Santa Fe Corp.                         75,490        6,072
Caterpillar, Inc.                                         135,703        9,096
CH Robinson Worldwide, Inc.                                36,400        1,738
Cintas Corp.                                               28,972        1,046
Cooper Industries, Ltd.                                    38,364        1,726
CSX Corp.                                                  91,041        3,646
Cummins, Inc.                                              10,908        1,579
Danaher Corp.                                              49,582        3,543
Deere & Co.                                                47,694        5,181
Domtar Corp. (a)                                               11           --
Dover Corp.                                                43,047        2,101
Eaton Corp.                                                31,077        2,597
Emerson Electric Co.                                      167,708        7,227
Equifax, Inc.                                              26,552          968
FedEx Corp.                                                64,549        6,934
Fluor Corp.                                                18,464        1,657
General Dynamics Corp.                                     85,078        6,500
General Electric Co.                                    2,160,951       76,411
Goodrich Co.                                               26,537        1,366
Honeywell International, Inc.                             167,984        7,737
Illinois Tool Works, Inc.                                  86,906        4,484
Ingersoll-Rand Co. Class A                                 63,913        2,772
ITT Industries, Inc.                                       38,426        2,318
L-3 Communications Holdings, Inc.                          25,981        2,273
Lockheed Martin Corp.                                      74,607        7,238
Masco Corp.                                                82,137        2,251
Monster Worldwide, Inc. (a)                                27,276        1,292
Norfolk Southern Corp.                                     83,034        4,201
Northrop Grumman Corp.                                     73,606        5,463
PACCAR, Inc.                                               52,020        3,818
Pall Corp.                                                 26,056          990
Parker-Hannifin Corp.                                      24,503        2,115
Pitney Bowes, Inc.                                         45,785        2,078
R.R. Donnelley & Sons Co.                                  46,603        1,705
Raytheon Co.                                               93,311        4,895

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
Robert Half International, Inc.                            35,627   $    1,319
Rockwell Automation, Inc.                                  34,836        2,086
Rockwell Collins, Inc.                                     35,332        2,365
Ryder Systems, Inc.                                        12,921          637
Southwest Airlines Co.                                    165,060        2,426
Terex Corp. (a)                                            21,600        1,550
Textron, Inc.                                              26,158        2,349
Tyco International, Ltd.                                  415,481       13,108
Union Pacific Corp.                                        56,918        5,780
United Parcel Service, Inc. Class B                       224,116       15,711
United Technologies Corp.                                 209,283       13,603
W.W. Grainger, Inc.                                        15,559        1,202
Waste Management, Inc.                                    111,937        3,852
                                                                    ----------
                                                                       291,401
                                                                    ----------
INFORMATION TECHNOLOGY -- 14.3%
ADC Telecommunications, Inc. (a)                           25,096          420
Adobe Systems, Inc. (a)                                   123,625        5,155
Advanced Micro Devices, Inc. (a)                          118,005        1,541
Affiliated Computer Services, Inc. Class A (a)             21,279        1,253
Agilent Technologies, Inc. (a)                             85,267        2,873
Altera Corp. (a)                                           74,916        1,498
Analog Devices, Inc.                                       70,095        2,418
Apple Computer, Inc. (a)                                  181,151       16,831
Applied Materials, Inc.                                   293,579        5,378
Autodesk, Inc. (a)                                         48,683        1,831
Automatic Data Processing, Inc.                           115,706        5,600
Avaya, Inc. (a)                                            96,517        1,140
BMC Software, Inc. (a)                                     43,571        1,342
Broadcom Corp. Class A (a)                                 98,079        3,145
CA, Inc.                                                   86,400        2,239
CIENA Corp. (a)                                            18,068          505
Cisco Systems, Inc. (a)                                 1,269,297       32,405
Citrix Systems, Inc. (a)                                   38,374        1,229
Cognizant Technology Solutions Corp. Class A (a)           30,000        2,648
Computer Sciences Corp. (a)                                36,395        1,897
Compuware Corp. (a)                                        69,703          662
Convergys Corp. (a)                                        29,296          744
Corning, Inc. (a)                                         329,217        7,486
Dell, Inc. (a)                                            477,394       11,080
Electronic Arts, Inc. (a)                                  65,203        3,284
Electronic Data Systems Corp.                             108,029        2,990
EMC Corp. (a)                                             443,579        6,144
First Data Corp.                                          158,210        4,256
Fiserv, Inc. (a)                                           35,662        1,892
Google, Inc. Class A (a)                                   45,701       20,938
Hewlett-Packard Co.                                       562,463       22,577
IAC (a)                                                    45,600        1,720
Intel Corp.                                             1,211,918       23,184

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
International Business Machines Corp.                     316,385   $   29,822
Intuit, Inc. (a)                                           71,928        1,968
Jabil Circuit, Inc.                                        39,235          840
Juniper Networks, Inc. (a)                                119,575        2,353
KLA-Tencor Corp.                                           41,996        2,239
Lexmark International Group, Inc. Class A (a)              20,769        1,214
Linear Technology Corp.                                    62,875        1,986
LSI Logic Corp. (a)                                       161,899        1,690
Maxim Integrated Products, Inc.                            67,368        1,981
Micron Technology, Inc. (a)                               158,615        1,916
Microsoft Corp.                                         1,810,917       50,470
Molex, Inc.                                                30,103          849
Motorola, Inc.                                            502,319        8,876
National Semiconductor Corp.                               59,615        1,439
NCR Corp. (a)                                              38,303        1,830
Network Appliance, Inc. (a)                                78,013        2,849
Novell, Inc. (a)                                           72,067          520
Novellus Systems, Inc. (a)                                 26,250          841
NVIDIA Corp. (a)                                           74,736        2,151
Oracle Corp. (a)                                          838,587       15,204
Paychex, Inc.                                              70,651        2,676
PerkinElmer, Inc.                                          26,140          633
PMC-Sierra, Inc. (a)                                       44,562          312
QLogic Corp. (a)                                           33,495          569
QUALCOMM, Inc.                                            348,070       14,849
Sabre Holdings Corp. Class A                               28,111          921
SanDisk Corp. (a)                                          47,829        2,095
Sanmina-SCI Corp. (a)                                     113,211          410
Solectron Corp. (a)                                       194,319          612
Sun Microsystems, Inc. (a)                                756,709        4,548
Symantec Corp. (a)                                        194,288        3,361
Tektronix, Inc.                                            17,485          492
Tellabs, Inc. (a)                                          93,871          929
Teradyne, Inc. (a)                                         40,322          667
Texas Instruments, Inc.                                   303,318        9,130
Unisys Corp. (a)                                           73,207          617
VeriSign, Inc. (a)                                         52,062        1,308
Waters Corp. (a)                                           21,525        1,248
Xerox Corp. (a)                                           199,389        3,368
Xilinx, Inc.                                               68,929        1,774
Yahoo!, Inc. (a)                                          256,602        8,029
                                                                      --------
                                                                       387,891
                                                                      --------
MATERIALS -- 3.2%
Air Products & Chemicals, Inc.                             45,535        3,368
Alcoa, Inc.                                               182,719        6,194
Allegheny Technologies, Inc.                               21,396        2,283
Ashland, Inc.                                              12,122          795
Ball Corp.                                                 22,139        1,015
Bemis Co., Inc.                                            22,298          745
Consol Energy, Inc.                                        38,821        1,519
Dow Chemical Co.                                          201,534        9,242

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
E.I. Du Pont de Nemours & Co.                             194,249   $    9,602
Eastman Chemical Co.                                       17,517        1,109
Ecolab, Inc.                                               37,444        1,610
Freeport-McMoRan Copper & Gold, Inc. Class B               78,782        5,215
Hercules, Inc. (a)                                         24,173          472
International Flavors & Fragrances, Inc.                   16,557          782
International Paper Co.                                    95,157        3,464
MeadWestvaco Corp.                                         38,508        1,188
Monsanto Co.                                              114,251        6,279
Newmont Mining Corp.                                       94,439        3,966
Nucor Corp.                                                63,212        4,117
Pactiv Corp. (a)                                           28,255          953
Peabody Energy Corp.                                       55,600        2,237
PPG Industries, Inc.                                       34,099        2,398
Praxair, Inc.                                              67,634        4,258
Rohm & Haas Co.                                            30,191        1,561
Sealed Air Corp.                                           34,180        1,080
Sigma-Aldrich Corp.                                        27,974        1,161
Temple-Inland, Inc.                                        22,700        1,356
United States Steel Corp.                                  24,883        2,468
Vulcan Materials Co.                                       19,960        2,325
Weyerhaeuser Co.                                           44,440        3,321
                                                                      --------
                                                                        86,083
                                                                      --------
TELECOMMUNICATION SERVICES -- 3.7%
ALLTEL Corp.                                               75,654        4,691
AT&T, Inc.                                              1,312,207       51,740
CenturyTel, Inc.                                           22,685        1,025
Citizens Communications Co.                                71,190        1,064
Embarq Corp.                                               32,143        1,811
JDS Uniphase Corp. (a)                                     44,804          682
Qwest Communications International, Inc. (a)              329,580        2,963
Sprint Corp. (Fon Group)                                  609,976       11,565
Verizon Communications, Inc.                              611,527       23,189
Windstream Corp.                                          101,256        1,488
                                                                      --------
                                                                       100,218
                                                                      --------
UTILITIES -- 3.8%
AES Corp. (a)                                             138,551        2,982
Allegheny Energy, Inc. (a)                                 34,508        1,696
Ameren Corp.                                               42,878        2,157
American Electric Power Co., Inc.                          82,714        4,032
CenterPoint Energy, Inc.                                   66,500        1,193
CMS Energy Corp.                                           47,251          841
Consolidated Edison, Inc.                                  53,585        2,736
Constellation Energy Group, Inc.                           37,622        3,271
Dominion Resources, Inc.                                   73,321        6,509
DTE Energy Co.                                             37,263        1,785
Duke Energy Corp.                                         263,628        5,349
Dynegy Inc. Class A (a)                                    80,380          744
Edison International                                       68,178        3,349

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
UTILITIES -- (CONTINUED)
Entergy Corp.                                              41,681   $    4,373
Exelon Corp.                                              140,821        9,676
FirstEnergy Corp.                                          66,931        4,433
FPL Group, Inc.                                            84,845        5,190
Integrys Energy Group, Inc.                                15,748          874
KeySpan Corp.                                              37,221        1,532
Nicor, Inc.                                                 9,543          462
NiSource, Inc.                                             58,048        1,419
PG&E Corp.                                                 73,754        3,560
Pinnacle West Capital Corp.                                21,247        1,025
PPL Corp.                                                  80,888        3,308
Progress Energy, Inc.                                      54,076        2,728
Public Service Enterprise Group, Inc.                      52,889        4,392
Questar Corp.                                              18,100        1,615
Sempra Energy                                              54,762        3,341
Southern Co.                                              157,349        5,767
Spectra Energy Corp.                                      131,114        3,444
TECO Energy, Inc.                                          44,414          764
TXU Corp.                                                  96,501        6,186
Xcel Energy, Inc.                                          85,665        2,115
                                                                    ----------
                                                                       102,848
                                                                    ----------
TOTAL COMMON STOCKS
(Cost $1,703,092,531)                                                2,672,245
                                                                    ----------

                                                           PAR
                                                          AMOUNT
                                                          (000)
                                                        ---------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill
4.9% due 06/07/07(c) (d)                                $   4,299        4,260
                                                                    ----------

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,260,065)                                                        4,260
                                                                    ----------

                                                          SHARES
                                                          (000)
                                                        ---------
MONEY MARKET FUNDS -- 2.3%
AIM Short Term Investment Prime Portfolio                  62,221       62,223
Federated Money Market Obligations Trust                      531          531
                                                                    ----------
TOTAL MONEY MARKET FUNDS
(Cost $62,753,770)                                                      62,754
                                                                    ----------
TOTAL INVESTMENTS-- 100.7%
(identified cost $1,770,106,366) (e) (f)                             2,739,259

LIABILITIES IN EXCESS OF ASSETS -- (0.7)%                              (18,085)
                                                                    ----------
NET ASSETS -- 100%                                                  $2,721,174
                                                                    ----------

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Rate represents annualized yield at date of purchase.

(d) Security held as collateral in relation to initial margin requirements on futures contracts.

(e) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007 was $1,026,257,377 and $57,104,789,
     respectively, resulting in net unrealized appreciation of investments of $969,152,588.

(f) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

                                   Number     Unrealized
                                     of      Appreciation
                                 Contracts      (000)
                                 ---------   ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures
   Contracts (long) Expiration
   Date 06/2007                     986          $647
                                                 ----
Total unrealized appreciation
   on open futures contracts
   purchased                                     $647
                                                 ====

AFFILIATE TABLE

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at March 31, 2007 is listed in the Portfolio of Investments.

                                                                                               Income Earned   Realized
                                                              Shares sold                        for the 3       Gain
                                          Shares purchased     for the 3                        Months ended   on shares
     Security         Number of shares    for the 3 Months   Months ended   Number of shares      3/31/07        sold
   Description       held at 12/31/2006     ended 3/31/07       3/31/07      held at 3/31/07       (000)         (000)
   -----------       ------------------   ----------------   ------------   ----------------   -------------   ---------
State Street Corp.         69,744               2,700            2.800             69,644           $15           $54

The American Beacon Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master Small Cap Index Series for the fiscal quarter ended March 31, 2007 is provided below.

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                            VALUE
--------                                        ----------  -------------                                        ------------
ADVERTISING AGENCIES - 0.7%                         20,900  24/7 Real Media, Inc. (a)                            $    167,827
                                                    28,400  aQuantive, Inc. (a)                                       792,644
                                                    15,100  Catalina Marketing Corp.                                  476,858
                                                     9,500  inVentiv Health, Inc. (a)                                 363,755
                                                     6,500  Marchex, Inc. Class B (e)                                  99,580
                                                    13,770  National CineMedia, Inc. (a)                              367,659
                                                    18,500  Valassis Communications, Inc. (a)                         318,015
                                                    34,180  ValueClick, Inc. (a)                                      893,123
                                                                                                                 ------------
                                                                                                                    3,479,461
                                                                                                                 ------------
AEROSPACE - 0.6%                                     4,600  Argon ST, Inc. (a)                                        121,716
                                                    15,268  Curtiss-Wright Corp.                                      588,429
                                                     8,326  Heico Corp.                                               303,816
                                                     5,500  K&F Industries Holdings, Inc. (a)                         148,115
                                                     6,000  Ladish Co., Inc. (a)                                      225,840
                                                     3,200  MTC Technologies, Inc. (a)                                 67,296
                                                    11,913  Moog, Inc. Class A (a)                                    496,176
                                                    19,135  Orbital Sciences Corp. (a)                                358,590
                                                    10,934  Teledyne Technologies, Inc. (a)                           409,369
                                                     2,800  TransDigm Group, Inc. (a)                                 101,864
                                                     4,100  United Industrial Corp.                                   226,320
                                                                                                                 ------------
                                                                                                                    3,047,531
                                                                                                                 ------------
AGRICULTURE, FISHING & RANCHING - 0.2%               1,200  Alico, Inc. (h)                                            68,796
                                                     5,800  The Andersons, Inc.                                       257,520
                                                    11,528  Delta & Pine Land Co.                                     474,954
                                                                                                                 ------------
                                                                                                                      801,270
                                                                                                                 ------------
AIR TRANSPORT - 0.9%                                14,368  AAR Corp. (a)(h)                                          395,982
                                                    17,300  ABX Air, Inc. (a)                                         118,505
                                                    30,420  AirTran Holdings, Inc. (a)(e)                             312,413
                                                    12,899  Alaska Air Group, Inc. (a)                                491,452
                                                     8,000  Atlas Air Worldwide Holdings, Inc. (a)                    421,840
                                                     7,485  Bristow Group, Inc. (a)                                   272,828
                                                    10,495  EGL, Inc. (a)                                             415,917
                                                    13,000  ExpressJet Holdings, Inc. (a)                              75,920
                                                    17,355  Frontier Airlines Holdings, Inc. (a)(e)                   104,304
                                                    65,100  JetBlue Airways Corp. (a)(e)                              749,301
                                                    16,056  Mesa Air Group, Inc. (a)                                  120,902
                                                     3,700  PHI, Inc. (a)                                             100,122
                                                     9,900  Republic Airways Holdings, Inc. (a)                       227,304
                                                    21,600  SkyWest, Inc.                                             579,528
                                                                                                                 ------------
                                                                                                                    4,386,318
                                                                                                                 ------------
ALUMINUM - 0.1%                                      8,902  Century Aluminum Co. (a)                                  417,326
                                                                                                                 ------------
AUTO PARTS: AFTER MARKET - 0.1%                      6,843  Aftermarket Technology Corp. (a)                          166,148
                                                     5,850  Commercial Vehicle Group, Inc. (a)                        120,510
                                                     6,600  Keystone Automotive Industries, Inc. (a)                  222,420
                                                     8,399  Superior Industries International, Inc. (e)               174,951
                                                                                                                 ------------
                                                                                                                      684,029
                                                                                                                 ------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
AUTO PARTS: ORIGINAL EQUIPMENT - 0.6%               20,000  American Axle & Manufacturing Holdings, Inc.         $    547,000
                                                    27,400  ArvinMeritor, Inc.                                        500,050
                                                     4,700  Fuel Systems Solutions, Inc. (a)                           87,044
                                                    26,980  Lear Corp. (a)                                            985,040
                                                     3,600  Noble International Ltd.                                   60,408
                                                    13,700  Quantum Fuel Systems Technologies Worldwide,
                                                               Inc. (a)(e)                                             16,714
                                                     2,173  Sauer-Danfoss, Inc.                                        65,407
                                                    14,700  Tenneco, Inc. (a)                                         374,262
                                                    42,600  Visteon Corp. (a)                                         363,804
                                                                                                                 ------------
                                                                                                                    2,999,729
                                                                                                                 ------------
AUTO, TRUCKS & PARTS - 0.1%                          5,700  Accuride Corp. (a)                                         83,220
                                                     2,000  Miller Industries, Inc. (a)                                43,620
                                                    11,594  Modine Manufacturing Co.                                  265,503
                                                     9,845  Wabash National Corp.                                     151,810
                                                                                                                 ------------
                                                                                                                      544,153
                                                                                                                 ------------
BANKS: NEW YORK CITY - 0.1%                         11,900  Signature Bank (a)                                        387,226
                                                                                                                 ------------
BANKS: OUTSIDE NEW YORK CITY - 6.3%                  3,784  1st Source Corp.                                           99,027
                                                     5,521  Alabama National Bancorp.                                 390,942
                                                     8,218  Amcore Financial, Inc.                                    260,922
                                                     6,250  AmericanWest Bancorp                                      134,625
                                                     3,900  Ameris Bancorp                                             95,472
                                                     2,682  Arrow Financial Corp.                                      60,077
                                                     1,300  BancTrust Financial Group, Inc.                            27,508
                                                     2,190  Bancfirst Corp.                                           101,506
                                                     2,715  The Bancorp, Inc. (a)                                      70,590
                                                     4,982  Bank of Granite Corp.                                      89,277
                                                     3,500  Bank of the Ozarks, Inc.                                  100,520
                                                     7,400  BankFinancial Corp.                                       120,398
                                                     3,113  Banner Corp.                                              129,345
                                                    14,233  Boston Private Financial Holdings, Inc.                   397,385
                                                    19,965  CVB Financial Corp.                                       237,583
                                                     5,129  Cadence Financial Corp.                                   102,580
                                                     1,500  Camden National Corp.                                      65,100
                                                     3,221  Capital City Bank Group, Inc.                             107,259
                                                     2,900  Capital Corp. of the West                                  76,995
                                                     3,500  Capitol Bancorp Ltd.                                      128,975
                                                    12,900  Cardinal Financial Corp.                                  128,742
                                                    11,325  Cascade Bancorp                                           293,657
                                                    19,744  Cathay General Bancorp                                    670,901
                                                    26,600  Centennial Bank Holdings, Inc. (a)                        230,090
                                                     5,700  Center Financial Corp.                                    112,689
                                                       900  Centerstate Banks of Florida, Inc.                         15,903
                                                    11,148  Central Pacific Financial Corp.                           407,682
                                                     7,748  Chemical Financial Corp.                                  230,813
                                                    15,082  Chittenden Corp.                                          455,326
                                                    29,987  Citizens Banking Corp.                                    664,512

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                     6,093  City Holding Co.                                     $    246,462
                                                     3,298  CityBank                                                  105,536
                                                     1,700  Clifton Savings Bancorp, Inc.                              20,298
                                                     4,526  CoBiz, Inc.                                                90,113
                                                     1,700  Columbia Bancorp                                           40,817
                                                     6,941  Columbia Banking System, Inc.                             234,120
                                                     4,700  Community Bancorp (a)                                     144,525
                                                    11,800  Community Bank System, Inc.                               246,856
                                                     7,299  Community Banks, Inc.                                     174,227
                                                     4,723  Community Trust Bancorp, Inc.                             171,114
                                                    16,304  Corus Bankshares, Inc. (e)                                278,146
                                                    46,400  Doral Financial Corp. (e)                                  76,096
                                                     1,600  Enterprise Financial Services Corp.                        44,800
                                                     1,800  FNB Corp.                                                  64,494
                                                     1,685  Farmers Capital Bank Corp.                                 49,219
                                                    27,600  First BanCorp                                             365,976
                                                     2,836  First Bancorp                                              60,634
                                                     3,814  First Busey Corp.                                          81,734
                                                    11,923  First Charter Corp.                                       256,345
                                                    22,340  First Commonwealth Financial Corp. (e)                    262,495
                                                     9,011  First Community Bancorp, Inc.                             509,482
                                                     2,994  First Community Bancshares, Inc.                          116,766
                                                    14,587  First Financial Bancorp                                   220,410
                                                     6,253  First Financial Bankshares, Inc.                          261,500
                                                     4,244  First Financial Corp.                                     131,352
                                                     5,846  First Merchants Corp.                                     138,667
                                                    19,100  First Midwest Bancorp, Inc.                               701,925
                                                     2,600  First Regional Bancorp (a)                                 77,220
                                                     1,200  First South Bancorp, Inc. (e)                              36,828
                                                     9,400  First State Bancorp.                                      211,970
                                                    30,700  FirstMerit Corp.                                          648,077
                                                    10,700  Franklin Bank Corp. (a)                                   191,209
                                                    14,866  Frontier Financial Corp.                                  370,907
                                                     2,300  GB&T Bancshares, Inc.                                      41,699
                                                    16,564  Glacier Bancorp, Inc.                                     398,199
                                                    19,700  Greater Bay Bancorp                                       529,733
                                                     2,800  Greene County Bancshares, Inc.                             94,948
                                                    10,754  Hancock Holding Co.                                       472,961
                                                    15,604  Hanmi Financial Corp.                                     297,412
                                                     9,136  Harleysville National Corp.                               162,804
                                                     3,400  Heartland Financial USA, Inc.                              90,950
                                                     3,900  Heritage Commerce Corp.                                    99,411
                                                     1,900  Home Bancshares, Inc.                                      41,895
                                                     6,845  Independent Bank Corp./MA                                 225,474
                                                    10,545  Independent Bank Corp./MI                                 214,802
                                                     7,174  Integra Bank Corp.                                        159,908
                                                    15,100  International Bancshares Corp.                            448,017
                                                     3,200  Intervest Bancshares Corp. (a)                             91,840

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                    16,200  Investors Bancorp, Inc. (a)                          $    233,928
                                                     6,648  Irwin Financial Corp.                                     123,919
                                                     4,196  Lakeland Bancorp, Inc.                                     56,856
                                                     3,800  Lakeland Financial Corp.                                   86,260
                                                    11,083  MB Financial, Inc.                                        399,099
                                                     3,277  MBT Financial Corp.                                        42,306
                                                     4,531  Macatawa Bank Corp.                                        83,370
                                                     5,319  MainSource Financial Group, Inc.                           90,317
                                                     4,330  Mercantile Bank Corp.                                     140,638
                                                       300  MetroCorp Bancshares, Inc.                                  6,360
                                                     7,050  Mid-State Bancshares                                      258,664
                                                     5,980  Midwest Banc Holdings, Inc.                               105,906
                                                    10,213  NBT Bancorp, Inc.                                         239,291
                                                     9,100  Nara Bancorp, Inc.                                        159,341
                                                    14,590  National Penn Bancshares, Inc.                            275,751
                                                    26,595  Old National Bancorp                                      483,497
                                                     5,776  Old Second Bancorp, Inc.                                  158,262
                                                     2,841  Omega Financial Corp.                                      80,997
                                                    11,218  Oriental Financial Group                                  132,148
                                                    18,062  Pacific Capital Bancorp                                   580,151
                                                     3,815  Park National Corp.                                       360,441
                                                     3,310  Peoples Bancorp, Inc.                                      87,417
                                                     4,100  Pinnacle Financial Partners, Inc. (a)                     125,091
                                                     6,600  Piper Jaffray Cos. (a)                                    408,804
                                                     5,850  Placer Sierra Bancshares                                  158,301
                                                     3,450  Preferred Bank                                            135,274
                                                     2,480  Premierwest Bancorp                                        33,331
                                                     7,596  PrivateBancorp, Inc.                                      277,710
                                                    14,400  Prosperity Bancshares, Inc.                               500,256
                                                    13,224  Provident Bankshares Corp.                                434,541
                                                     3,698  Renasant Corp.                                             91,267
                                                     2,555  Republic Bancorp, Inc. Class A                             57,761
                                                     1,333  Royal Bancshares of Pennsylvania Class A                   31,659
                                                     8,263  S&T Bancorp, Inc.                                         273,010
                                                     2,463  SCBT Financial Corp.                                       89,308
                                                    13,700  SVB Financial Group (a)                                   665,683
                                                     2,730  SY Bancorp, Inc.                                           67,868
                                                     4,614  Sandy Spring Bancorp, Inc.                                159,829
                                                     1,403  Santander BanCorp                                          24,707
                                                     7,258  Seacoast Banking Corp. of Florida                         164,539
                                                     3,300  Security Bank Corp.                                        66,462
                                                     1,300  Shore Bancshares, Inc.                                     34,385
                                                       400  Sierra Bancorp                                             11,224
                                                     4,100  Simmons First National Corp. Class A                      123,287
                                                     1,200  Smithtown Bancorp, Inc.                                    31,200
                                                     5,123  Southside Bancshares, Inc.                                117,368
                                                     6,900  Southwest Bancorp, Inc.                                   177,261
                                                    28,714  Sterling Bancshares, Inc.                                 321,023

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                     8,102  Sterling Financial Corp.                             $    179,864
                                                     3,300  Suffolk Bancorp                                           106,524
                                                     4,829  Sun Bancorp, Inc. (a)                                      89,771
                                                    15,500  Superior Bancorp (a)                                      167,400
                                                    19,616  Susquehanna Bancshares, Inc.                              454,895
                                                       900  Taylor Capital Group, Inc.                                 31,500
                                                    10,661  Texas Capital Bancshares, Inc. (a)                        218,551
                                                     2,540  Tompkins Trustco, Inc.                                    106,324
                                                     3,600  Trico Bancshares                                           85,212
                                                    31,761  TrustCo Bank Corp. NY                                     304,270
                                                    15,727  Trustmark Corp.                                           440,985
                                                    37,400  UCBH Holdings, Inc.                                       696,388
                                                    10,052  UMB Financial Corp.                                       379,564
                                                     3,496  USB Holding Co., Inc.                                      79,324
                                                    21,780  Umpqua Holdings Corp.                                     583,051
                                                     4,200  Union Bankshares Corp.                                    108,948
                                                    14,600  United Bankshares, Inc.                                   511,438
                                                    13,500  United Community Banks, Inc.                              442,665
                                                       500  United Security Bancshares                                  9,535
                                                     2,650  Univest Corp. of Pennsylvania                              65,641
                                                     5,400  Vineyard National Bancorp                                 124,416
                                                     6,868  Virginia Commerce Bancorp (a)                             148,692
                                                     3,300  Virginia Financial Group, Inc.                             85,569
                                                     3,600  Washington Trust Bancorp, Inc.                             96,516
                                                     6,963  WesBanco, Inc.                                            214,948
                                                     5,554  West Bancorp., Inc.                                        83,810
                                                     4,900  West Coast Bancorp                                        156,653
                                                    12,183  Westamerica Bancorp.                                      586,855
                                                     3,200  Western Alliance Bancorp (a)                               99,328
                                                     7,300  Wilshire Bancorp, Inc.                                    119,720
                                                    10,200  Wintrust Financial Corp.                                  455,022
                                                     3,100  Yardville National Bancorp                                112,561
                                                                                                                 ------------
                                                                                                                   32,118,782
                                                                                                                 ------------
BEVERAGE: BREWERS (WINERIES) - 0.0%                  4,600  Boston Beer Co., Inc. Class A (a)                         153,410
                                                                                                                 ------------
BEVERAGE: SOFT DRINKS - 0.1%                         1,187  Coca-Cola Bottling Co. Consolidated                        67,220
                                                     1,610  Farmer Bros. Co.                                           36,547
                                                     2,400  Green Mountain Coffee Roasters, Inc. (a)                  151,320
                                                    11,100  Jones Soda Co. (a)                                        224,442
                                                     2,590  National Beverage Corp. (a)                                45,429
                                                     6,600  Peet's Coffee & Tea, Inc. (a)                             182,292
                                                                                                                 ------------
                                                                                                                      707,250
                                                                                                                 ------------
BIOTECHNOLOGY RESEARCH & PRODUCTION - 2.2%          12,600  ADVENTRX Pharmaceuticals, Inc. (a)                         31,500
                                                    11,700  AVI BioPharma, Inc. (a)                                    31,356
                                                    10,200  Acadia Pharmaceuticals, Inc. (a)                          153,204
                                                     3,600  Advanced Magnetics, Inc. (a)                              216,972
                                                     8,087  Albany Molecular Research, Inc. (a)                        79,657
                                                    13,380  Alexion Pharmaceuticals, Inc. (a)                         578,551

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                    11,700  Alnylam Pharmaceuticals, Inc. (a)                    $    210,600
                                                     1,000  Altus Pharmaceuticals, Inc. (a)                            15,220
                                                    16,900  American Oriental Bioengineering, Inc. (a)                158,691
                                                    24,800  Applera Corp. - Celera Genomics Group (a)(h)              352,160
                                                    23,000  Arena Pharmaceuticals, Inc. (a)                           249,780
                                                    19,719  Ariad Pharmaceuticals, Inc. (a)                            88,538
                                                    15,900  Array Biopharma, Inc. (a)                                 201,930
                                                    10,320  ArthroCare Corp. (a)                                      371,933
                                                    16,800  Bioenvision, Inc. (a)                                      68,712
                                                    19,524  Cell Genesys, Inc. (a)                                     82,001
                                                     3,900  Coley Pharmaceutical Group, Inc. (a)(e)                    37,362
                                                     5,900  Combinatorx, Inc. (a)                                      41,241
                                                    20,167  Cubist Pharmaceuticals, Inc. (a)                          445,086
                                                    11,600  Cypress Bioscience, Inc. (a)                               88,044
                                                     7,600  Cytokinetics, Inc. (a)                                     52,896
                                                    18,500  deCODE genetics, Inc. (a)(e)                               67,525
                                                     6,724  Digene Corp. (a)                                          285,165
                                                    14,178  Diversa Corp. (a)(e)                                      110,730
                                                    28,596  Encysive Pharmaceuticals, Inc. (a)                         77,495
                                                    20,500  Enzon Pharmaceuticals, Inc. (a)                           167,075
                                                    30,218  Exelixis, Inc. (a)                                        300,367
                                                     8,300  Genitope Corp. (a)(e)                                      34,445
                                                     3,900  Genomic Health, Inc. (a)                                   67,626
                                                    32,400  Genta, Inc. (a)                                            10,044
                                                    20,929  Geron Corp. (a)                                           146,503
                                                     7,400  Hana Biosciences, Inc. (a)                                 14,134
                                                    50,300  Human Genome Sciences, Inc. (a)                           534,186
                                                     5,700  Idenix Pharmaceuticals, Inc. (a)(e)                        41,610
                                                    32,724  Incyte Corp. (a)                                          215,651
                                                     7,800  Integra LifeSciences Holdings Corp. (a)                   355,524
                                                    10,414  InterMune, Inc. (a)(e)                                    256,809
                                                     4,700  Kendle International, Inc. (a)                            166,944
                                                     4,900  Kensey Nash Corp. (a)                                     149,450
                                                    13,000  Keryx Biopharmaceuticals, Inc. (a)                        136,760
                                                    19,605  Lexicon Genetics, Inc. (a)                                 71,166
                                                     8,950  MannKind Corp. (a)(e)                                     127,985
                                                    11,400  Martek Biosciences Corp. (a)                              235,068
                                                     7,701  Maxygen, Inc. (a)                                          85,866
                                                     4,200  Metabasis Therapeutics, Inc. (a)                           30,870
                                                       900  Metabolix, Inc. (a)                                        14,967
                                                     6,900  Momenta Pharmaceuticals, Inc. (a)(e)                       89,424
                                                    55,400  Monogram Biosciences, Inc. (a)(e)                         107,476
                                                    16,400  Myriad Genetics, Inc. (a)                                 565,144
                                                    21,523  NPS Pharmaceuticals, Inc. (a)                              72,963
                                                    19,054  Nabi Biopharmaceuticals (a)                               101,177
                                                    11,400  Nastech Pharmaceutical Co., Inc. (a)(e)                   123,006
                                                    15,300  Neurocrine Biosciences, Inc. (a)                          191,250
                                                    15,600  Northfield Laboratories, Inc. (a)(e)                       56,316

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                    25,600  Nuvelo, Inc. (a)                                     $     94,208
                                                    21,500  OSI Pharmaceuticals, Inc. (a)                             709,500
                                                       200  Osiris Therapeutics, Inc. (a)                               3,742
                                                     7,900  PRA International, Inc. (a)                               170,324
                                                    13,500  Panacos Pharmaceuticals, Inc. (a)                          62,505
                                                    74,000  Peregrine Pharmaceuticals, Inc. (a)                        71,780
                                                     7,550  PharmaNet Development Group, Inc. (a)                     196,300
                                                     8,600  Progenics Pharmaceuticals, Inc. (a)                       203,648
                                                     7,870  Rigel Pharmaceuticals, Inc. (a)                            85,468
                                                    13,900  Sangamo Biosciences, Inc. (a)(e)                           94,520
                                                    19,828  Savient Pharmaceuticals, Inc. (a)                         238,333
                                                     7,745  Tanox, Inc. (a)                                           145,296
                                                    23,032  Telik, Inc. (a)(e)                                        125,064
                                                    10,138  Trimeris, Inc. (a)                                         69,749
                                                    22,600  ViroPharma, Inc. (a)                                      324,310
                                                    11,900  ZymoGenetics, Inc. (a)                                    185,164
                                                                                                                 ------------
                                                                                                                   11,346,066
                                                                                                                 ------------
BUILDING MATERIALS - 0.6%                            2,700  Ameron International Corp.                                177,822
                                                     2,900  BlueLinx Holdings, Inc.                                    30,450
                                                     8,600  Building Material Holding Corp.                           155,746
                                                     9,712  LSI Industries, Inc.                                      162,579
                                                     8,268  NCI Building Systems, Inc. (a)                            394,714
                                                     1,100  PGT, Inc. (a)                                              13,200
                                                    13,532  Simpson Manufacturing Co., Inc. (e)                       417,327
                                                     8,545  Texas Industries, Inc.                                    645,404
                                                     3,809  Trex Co., Inc. (a)(e)                                      82,008
                                                    10,565  Watsco, Inc.                                              539,555
                                                     6,800  Zoltek Cos., Inc. (a)(e)                                  237,524
                                                                                                                 ------------
                                                                                                                    2,856,329
                                                                                                                 ------------
BUILDING: CEMENT - 0.0%                             13,800  US Concrete, Inc. (a)                                     107,916
                                                                                                                 ------------
BUILDING: HEATING & PLUMBING - 0.0%                  1,700  Aaon, Inc.                                                 44,421
                                                     7,900  Interline Brands, Inc. (a)                                173,168
                                                                                                                 ------------
                                                                                                                      217,589
                                                                                                                 ------------
BUILDING: MISCELLANEOUS - 0.1%                       4,000  Builders FirstSource, Inc. (a)                             64,280
                                                    11,600  Comfort Systems USA, Inc.                                 138,968
                                                     5,200  Drew Industries, Inc. (a)                                 149,136
                                                     5,900  Goodman Global, Inc. (a)                                  103,958
                                                     9,447  Griffon Corp. (a)                                         233,813
                                                                                                                 ------------
                                                                                                                      690,155
                                                                                                                 ------------
BUILDING: ROOFING & WALLBOARD - 0.1%                16,050  Beacon Roofing Supply, Inc. (a)                           259,689
                                                                                                                 ------------
CABLE TELEVISION SERVICES - 0.1%                   150,200  Charter Communications, Inc. Class A (a)(e)               419,058
                                                     4,898  Crown Media Holdings, Inc. Class A (a)                     26,106
                                                    33,694  TiVo, Inc. (a)(e)                                         213,957
                                                                                                                 ------------
                                                                                                                      659,121
                                                                                                                 ------------
CASINOS & GAMBLING - 0.6%                            8,600  Ameristar Casinos, Inc.                                   276,146
                                                    16,900  Bally Technologies, Inc. (a)                              398,502
                                                     3,800  Century Casinos, Inc. (a)                                  31,350

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                     2,032  Churchill Downs, Inc.                                $     92,232
                                                     6,505  Dover Downs Gaming & Entertainment, Inc.                   83,784
                                                     6,675  Isle of Capri Casinos, Inc. (a)                           171,013
                                                    10,600  Lakes Entertainment, Inc. (a)                             118,190
                                                     9,900  MTR Gaming Group, Inc. (a)                                129,492
                                                    12,674  Magna Entertainment Corp. Class A (a)                      46,133
                                                     2,700  Monarch Casino & Resort, Inc. (a)                          70,200
                                                    12,300  Multimedia Games, Inc. (a)                                146,370
                                                    19,594  Pinnacle Entertainment, Inc. (a)                          569,598
                                                    17,900  Progressive Gaming International Corp. (a)                 80,550
                                                     2,700  Riviera Holdings Corp. (a)                                 75,465
                                                    13,900  Shuffle Master, Inc. (a)(e)                               253,675
                                                    12,200  Trump Entertainment Resorts, Inc. (a)                     220,454
                                                     8,612  WMS Industries, Inc. (a)                                  337,935
                                                                                                                 ------------
                                                                                                                    3,101,089
                                                                                                                 ------------
CHEMICALS - 1.5%                                     4,433  American Vanguard Corp. (e)                                75,760
                                                     7,656  Arch Chemicals, Inc.                                      239,020
                                                     4,300  Balchem Corp.                                              76,024
                                                    18,900  CF Industries Holdings, Inc.                              728,595
                                                     9,300  Cabot Microelectronics Corp. (a)                          311,643
                                                    17,401  Calgon Carbon Corp. (a)(e)                                144,602
                                                    10,485  Cambrex Corp.                                             257,931
                                                     6,600  China BAK Battery, Inc. (a)(e)                             21,450
                                                    14,300  EnerSys (a)                                               245,674
                                                    14,764  Energy Conversion Devices, Inc. (a)(e)                    515,854
                                                    14,037  Georgia Gulf Corp.                                        227,540
                                                    41,500  Hercules, Inc. (a)                                        810,910
                                                       700  Innophos Holdings, Inc.                                    12,103
                                                     3,800  Innospec, Inc.                                            219,032
                                                     8,467  MacDermid, Inc.                                           295,244
                                                     6,241  Medis Technologies Ltd. (a)(e)                            105,535
                                                     2,434  NL Industries, Inc.                                        26,531
                                                     5,700  NewMarket Corp.                                           231,819
                                                     7,265  Nuco2, Inc. (a)                                           183,223
                                                     9,700  OM Group, Inc. (a)                                        433,396
                                                    10,100  Omnova Solutions, Inc. (a)                                 55,146
                                                     5,500  Pioneer Cos., Inc. (a)                                    152,020
                                                    29,367  PolyOne Corp. (a)                                         179,139
                                                    10,800  Rockwood Holdings, Inc. (a)                               298,944
                                                    11,006  Schulman A, Inc.                                          259,301
                                                     9,500  Senomyx, Inc. (a)                                         117,610
                                                     3,355  Stepan Co.                                                 88,069
                                                     9,400  Tronox, Inc. Class A                                      135,360
                                                     6,300  Tronox, Inc. Class B                                       88,074
                                                    17,600  UAP Holding Corp.                                         454,960
                                                    23,500  WR Grace & Co. (a)                                        620,870
                                                                                                                 ------------
                                                                                                                    7,611,379
                                                                                                                 ------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
COAL - 0.1%                                         16,700  Alpha Natural Resources, Inc. (a)                    $    261,021
                                                    36,000  International Coal Group, Inc. (a)                        189,000
                                                    10,200  James River Coal Co. (a)                                   76,194
                                                     1,100  Westmoreland Coal Co. (a)                                  22,165
                                                                                                                 ------------
                                                                                                                      548,380
                                                                                                                 ------------
COMMERCIAL INFORMATION SERVICES - 0.2%              11,058  Arbitron, Inc.                                            519,173
                                                   176,100  CMGI, Inc. (a)                                            373,332
                                                    10,661  infoUSA, Inc.                                             102,559
                                                    10,900  LECG Corp. (a)                                            157,832
                                                                                                                 ------------
                                                                                                                    1,152,896
                                                                                                                 ------------
COMMUNICATIONS & MEDIA - 0.1%                       20,200  Entravision Communications Corp. Class A (a)              188,668
                                                    80,400  Gemstar-TV Guide International, Inc. (a)                  336,876
                                                                                                                 ------------
                                                                                                                      525,544
                                                                                                                 ------------
COMMUNICATIONS TECHNOLOGY - 3.0%                   142,600  3Com Corp. (a)                                            557,566
                                                     2,900  Acme Packet, Inc. (a)                                      42,862
                                                    25,000  Adtran, Inc.                                              608,750
                                                     7,722  Anaren, Inc. (a)                                          135,984
                                                    12,172  Anixter International, Inc. (a)                           802,622
                                                    17,100  Atheros Communications, Inc. (a)                          409,203
                                                    44,200  Avanex Corp. (a)                                           79,118
                                                    19,550  Avocent Corp. (a)                                         527,263
                                                     4,659  Bel Fuse, Inc.                                            180,350
                                                     7,388  Black Box Corp.                                           269,957
                                                   143,950  Brocade Communications Systems, Inc. (a)                1,370,404
                                                       800  CPI International, Inc. (a)                                15,376
                                                    18,900  CSG Systems International, Inc. (a)                       472,878
                                                     4,300  Carrier Access Corp. (a)                                   21,973
                                                     7,000  Cbeyond Communications, Inc. (a)                          205,310
                                                     6,400  Cogent Communications Group, Inc. (a)                     151,232
                                                    20,088  CommScope, Inc. (a)(h)                                    861,775
                                                     6,900  Comtech Group, Inc. (a)(e)                                120,612
                                                     8,825  Comtech Telecommunications Corp. (a)                      341,792
                                                         8  CycleLogic, Inc. (a)                                            0
                                                     7,700  Digi International, Inc. (a)                               97,790
                                                    13,900  Ditech Networks, Inc. (a)                                 112,868
                                                     3,400  EMS Technologies, Inc. (a)                                 65,518
                                                     9,813  Echelon Corp. (a)                                         103,429
                                                    46,100  Extreme Networks, Inc. (a)                                195,003
                                                    85,800  Finisar Corp. (a)                                         300,300
                                                    52,000  Foundry Networks, Inc. (a)                                705,640
                                                    29,096  Harmonic, Inc. (a)                                        285,723
                                                     7,050  Harris Stratex Networks, Inc. Class A (a)                 135,289
                                                    16,100  j2 Global Communications, Inc. (a)(e)                     446,292
                                                     5,100  ID Systems, Inc. (a)(e)                                    61,353
                                                    11,100  InPhonic, Inc. (a)(e)                                     120,990
                                                     7,177  Inter-Tel, Inc.                                           169,664
                                                    16,400  InterVoice, Inc. (a)                                      108,896
                                                    12,129  Ixia (a)                                                  112,800

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                     3,400  Loral Space & Communications Ltd. (a)                $    172,992
                                                    13,000  NETGEAR, Inc. (a)                                         370,890
                                                    12,600  Novatel Wireless, Inc. (a)                                202,104
                                                     7,602  Oplink Communications, Inc. (a)                           136,608
                                                     4,183  Optical Communication Products, Inc. (a)                    5,605
                                                       800  Optium Corp. (a)                                           15,528
                                                    15,638  Secure Computing Corp. (a)                                120,413
                                                    13,100  Sirenza Microdevices, Inc. (a)                            112,922
                                                    86,800  Sonus Networks, Inc. (a)                                  700,476
                                                     7,410  Standard Microsystems Corp. (a)                           226,301
                                                    58,400  Sycamore Networks, Inc. (a)                               218,416
                                                     6,300  Syniverse Holdings, Inc. (a)                               66,402
                                                    79,400  TIBCO Software, Inc. (a)                                  676,488
                                                    12,020  Talx Corp.                                                398,223
                                                    22,600  Tekelec (a)                                               336,966
                                                    10,730  Terremark Worldwide, Inc. (a)                              86,484
                                                    39,500  Utstarcom, Inc. (a)(e)                                    327,455
                                                     7,101  Viasat, Inc. (a)                                          234,120
                                                    13,500  Vonage Holdings Corp. (a)(e)                               46,575
                                                    14,231  WebEx Communications, Inc. (a)                            809,175
                                                    25,275  Zhone Technologies, Inc. (a)(e)                            30,583
                                                                                                                 ------------
                                                                                                                   15,491,308
                                                                                                                 ------------
COMPUTER SERVICES SOFTWARE & SYSTEMS - 5.1%          2,300  Access Integrated Technologies, Inc. (a)                   12,489
                                                    15,100  Actuate Corp. (a)                                          78,822
                                                    18,002  Agile Software Corp. (a)                                  125,114
                                                     9,400  Altiris, Inc. (a)                                         309,354
                                                    10,700  American Reprographics Co. (a)                            329,453
                                                     5,900  Ansoft Corp. (a)                                          186,676
                                                    11,832  Ansys, Inc. (a)                                           600,711
                                                    23,680  Ariba, Inc. (a)                                           222,592
                                                    34,000  Art Technology Group, Inc. (a)                             78,880
                                                    28,488  Aspen Technology, Inc. (a)                                370,344
                                                     7,800  Audible, Inc. (a)                                          81,042
                                                    65,500  BearingPoint, Inc. (a)                                    501,730
                                                    17,226  Blackbaud, Inc.                                           420,659
                                                    10,300  Blackboard, Inc. (a)                                      346,389
                                                     6,300  Blue Coat Systems, Inc. (a)                               231,399
                                                    34,167  Borland Software Corp. (a)                                180,060
                                                     9,900  Bottomline Technologies, Inc. (a)                         107,910
                                                    10,000  CACI International, Inc. Class A (a)                      468,600
                                                     6,900  COMSYS IT Partners, Inc. (a)                              137,310
                                                     8,740  Chordiant Software, Inc. (a)                               90,459
                                                    17,302  Ciber, Inc. (a)                                           136,167
                                                     2,700  Commvault Systems, Inc. (a)                                43,740
                                                    10,200  Concur Technologies, Inc. (a)                             178,092
                                                     6,500  Convera Corp. (a)(e)                                       20,410
                                                    10,000  Covansys Corp. (a)                                        246,800
                                                     2,900  DealerTrack Holdings, Inc. (a)                             89,088
                                                    11,864  Dendrite International, Inc. (a)                          185,790

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                    13,400  Digital River, Inc. (a)                              $    740,350
                                                     4,300  DivX, Inc. (a)(e)                                          86,172
                                                     7,445  EPIQ Systems, Inc. (a)                                    151,729
                                                     5,900  eCollege.com, Inc. (a)                                    105,905
                                                    18,639  Electronics for Imaging, Inc. (a)                         437,085
                                                    10,400  Emageon, Inc. (a)                                         114,400
                                                    18,000  Epicor Software Corp. (a)                                 250,380
                                                    10,600  Equinix, Inc. (a)(e)                                      907,678
                                                    18,479  Gartner, Inc. Class A (a)                                 442,572
                                                    21,600  Hyperion Solutions Corp. (a)                            1,119,528
                                                     5,900  i2 Technologies, Inc. (a)(e)                              141,600
                                                     4,300  iGate Corp. (a)                                            35,432
                                                     8,300  Infocrossing, Inc. (a)(e)                                 123,421
                                                    33,300  Informatica Corp. (a)                                     447,219
                                                     2,400  Integral Systems, Inc.                                     58,008
                                                    12,400  Internet Capital Group, Inc. (a)                          132,680
                                                    16,825  Interwoven, Inc. (a)                                      284,342
                                                     9,208  JDA Software Group, Inc. (a)                              138,396
                                                     6,600  Jupitermedia Corp. (a)                                     43,692
                                                    13,658  Keane, Inc. (a)                                           185,476
                                                    49,500  Lawson Software, Inc. (a)                                 400,455
                                                    16,500  Lionbridge Technologies, Inc. (a)                          83,985
                                                    20,100  Macrovision Corp. (a)                                     503,505
                                                    10,600  Magma Design Automation, Inc. (a)                         126,776
                                                     8,739  Manhattan Associates, Inc. (a)                            239,711
                                                     5,000  Mantech International Corp. Class A (a)                   167,050
                                                     6,700  Mapinfo Corp. (a)                                         134,871
                                                    29,400  Mentor Graphics Corp. (a)                                 480,396
                                                     7,856  Mercury Computer Systems, Inc. (a)                        108,963
                                                     9,400  Merge Technologies, Inc. (a)                               45,590
                                                     3,500  MicroStrategy, Inc. Class A (a)                           442,365
                                                    14,698  Micros Systems, Inc. (a)                                  793,545
                                                    11,800  Ness Technologies, Inc. (a)                               150,804
                                                     5,785  NetScout Systems, Inc. (a)                                 52,354
                                                    43,095  Nuance Communications, Inc. (a)                           659,784
                                                     3,500  Omniture, Inc. (a)                                         63,805
                                                    30,433  Openwave Systems, Inc. (a)(e)                             248,029
                                                     2,600  Opnet Technologies, Inc. (a)                               35,126
                                                    32,900  Opsware, Inc. (a)                                         238,525
                                                     5,200  PDF Solutions, Inc. (a)                                    58,708
                                                    11,207  Packeteer, Inc. (a)                                       139,191
                                                    41,560  Parametric Technology Corp. (a)                           793,380
                                                     1,500  Pegasystems, Inc.                                          13,875
                                                    15,508  Progress Software Corp. (a)                               483,850
                                                     3,300  QAD, Inc.                                                  30,030
                                                    24,600  Quest Software, Inc. (a)                                  400,242
                                                    40,000  RealNetworks, Inc. (a)                                    314,000
                                                     4,600  RightNow Technologies, Inc. (a)                            75,348

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                    12,080  SAVVIS, Inc. (a)                                     $    577,303
                                                     5,800  SI International, Inc. (a)                                166,518
                                                     7,889  SPSS, Inc. (a)                                            284,793
                                                    12,100  SRA International, Inc. Class A (a)                       294,756
                                                    12,161  SYKES Enterprises, Inc. (a)                               221,817
                                                     2,500  SYNNEX Corp. (a)                                           53,100
                                                     8,299  SafeNet, Inc. (a)                                         234,862
                                                    25,792  Sapient Corp. (a)                                         176,933
                                                    10,000  Sigma Designs, Inc. (a)                                   262,600
                                                     9,900  Smith Micro Software, Inc. (a)                            184,437
                                                    24,341  SonicWALL, Inc. (a)                                       203,491
                                                    31,000  Sybase, Inc. (a)                                          783,680
                                                     4,400  Synchronoss Technologies, Inc. (a)                         76,560
                                                     1,983  Syntel, Inc.                                               68,711
                                                     3,400  Taleo Corp. Class A (a)                                    56,372
                                                    14,785  Transaction Systems Architects, Inc. Class A (a)          478,886
                                                    16,908  The TriZetto Group, Inc. (a)                              338,329
                                                    10,900  Tyler Technologies, Inc. (a)                              138,430
                                                     8,000  Ultimate Software Group, Inc. (a)                         209,520
                                                    17,300  VA Software Corp. (a)                                      69,719
                                                    10,500  VASCO Data Security International, Inc. (a)               187,215
                                                    10,380  Vignette Corp. (a)                                        192,757
                                                    23,420  webMethods, Inc. (a)                                      168,390
                                                    15,202  Websense, Inc. (a)                                        349,494
                                                    27,700  Wind River Systems, Inc. (a)                              275,338
                                                    12,900  Witness Systems, Inc. (a)                                 347,655
                                                    15,708  Zoran Corp. (a)                                           267,350
                                                                                                                 ------------
                                                                                                                   25,679,424
                                                                                                                 ------------
COMPUTER TECHNOLOGY - 1.1%                          47,900  Adaptec, Inc. (a)                                         185,373
                                                     9,700  Advanced Analogic Technologies, Inc. (a)                   63,826
                                                    27,900  Emulex Corp. (a)                                          510,291
                                                    16,109  FalconStor Software, Inc. (a)                             167,856
                                                    88,500  Gateway, Inc. (a)                                         193,815
                                                    10,817  Hutchinson Technology, Inc. (a)                           252,577
                                                    11,200  Imation Corp.                                             452,256
                                                    16,509  Intermec, Inc. (a)                                        368,811
                                                    11,900  Komag, Inc. (a)                                           389,487
                                                    12,300  Mobility Electronics, Inc. (a)                             38,253
                                                     5,900  Neoware Systems, Inc. (a)                                  59,413
                                                    34,388  Palm, Inc. (a)(e)                                         623,454
                                                    28,100  Perot Systems Corp. Class A (a)                           502,147
                                                    58,600  Quantum Corp. (a)                                         158,220
                                                    11,400  Rackable Systems, Inc. (a)(e)                             193,458
                                                    11,700  Radiant Systems, Inc. (a)                                 152,451
                                                     5,842  Radisys Corp. (a)                                          95,458

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                    32,800  Safeguard Scientifics, Inc. (a)                      $     97,088
                                                     4,300  Stratasys, Inc. (a)                                       183,696
                                                     9,700  Synaptics, Inc. (a)                                       248,126
                                                    21,800  Trident Microsystems, Inc. (a)                            437,308
                                                                                                                 ------------
                                                                                                                    5,373,364
                                                                                                                 ------------
CONSTRUCTION - 0.5%                                  5,251  Brookfield Homes Corp. (e)                                168,557
                                                    10,436  EMCOR Group, Inc. (a)                                     615,515
                                                    13,171  Granite Construction, Inc.                                727,829
                                                     7,000  Perini Corp. (a)                                          258,020
                                                     2,100  Sterling Construction Co., Inc. (a)                        40,026
                                                    11,000  Washington Group International, Inc. (a)                  730,620
                                                                                                                 ------------
                                                                                                                    2,540,567
                                                                                                                 ------------
CONSUMER ELECTRONICS - 0.9%                         52,600  CNET Networks, Inc. (a)                                   458,146
                                                    92,800  Covad Communications Group, Inc. (a)(e)                   117,856
                                                     5,400  DTS, Inc. (a)                                             130,842
                                                     5,400  Directed Electronics, Inc. (a)                             48,384
                                                    48,600  EarthLink, Inc. (a)                                       357,210
                                                     9,900  InfoSpace, Inc. (a)                                       254,133
                                                     9,290  Internap Network Services Corp. (a)                       146,317
                                                    17,500  Ipass, Inc. (a)(e)                                         88,025
                                                     8,500  LoJack Corp. (a)                                          161,330
                                                    11,274  Midway Games, Inc. (a)(e)                                  70,462
                                                    10,300  NIC, Inc.                                                  55,208
                                                    14,800  NetFlix, Inc. (a)(e)                                      343,212
                                                     4,700  ParkerVision, Inc. (a)(e)                                  62,087
                                                     8,200  Sohu.com, Inc. (a)                                        175,726
                                                    23,837  THQ, Inc. (a)                                             814,987
                                                    27,000  Take-Two Interactive Software, Inc. (a)(e)                543,780
                                                    20,350  United Online, Inc.                                       285,511
                                                     6,086  Universal Electronics, Inc. (a)                           169,556
                                                     8,400  WebSideStory, Inc. (a)                                    108,780
                                                                                                                 ------------
                                                                                                                    4,391,552
                                                                                                                 ------------
CONSUMER PRODUCTS - 0.6%                            20,100  American Greetings Corp. Class A                          466,521
                                                    10,500  Blyth, Inc.                                               221,655
                                                     2,091  CSS Industries, Inc.                                       78,371
                                                     2,000  Citi Trends, Inc. (a)(e)                                   85,480
                                                     5,200  Mannatech, Inc. (e)                                        83,512
                                                    10,273  Matthews International Corp. Class A                      418,111
                                                    13,363  Nautilus, Inc.                                            206,191
                                                     7,900  Oakley, Inc.                                              159,106
                                                    16,876  Playtex Products, Inc. (a)                                229,007
                                                     6,500  RC2 Corp. (a)                                             262,535
                                                    17,300  Spectrum Brands, Inc. (a)(e)                              109,509
                                                    15,991  The Topps Co., Inc.                                       155,433
                                                    23,574  Tupperware Corp.                                          587,700
                                                     4,100  USANA Health Sciences, Inc. (a)(e)                        192,167
                                                                                                                 ------------
                                                                                                                    3,255,298
                                                                                                                 ------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
CONTAINERS & PACKAGING: METALS &
GLASS - 0.4%                                        11,800  AptarGroup, Inc.                                     $    789,774
                                                     6,175  Greif, Inc.                                               686,104
                                                    14,042  Mobile Mini, Inc. (a)                                     376,045
                                                     7,300  Silgan Holdings, Inc.                                     373,103
                                                                                                                 ------------
                                                                                                                    2,225,026
                                                                                                                 ------------
CONTAINERS & PACKAGING: PAPER &
PLASTIC - 0.1%                                       1,500  AEP Industries, Inc. (a)                                   64,500
                                                    19,100  Graphic Packaging Corp. (a)                                90,534
                                                     8,452  Myers Industries, Inc.                                    157,883
                                                                                                                 ------------
                                                                                                                      312,917
                                                                                                                 ------------
COPPER - 0.1%                                       11,982  Mueller Industries, Inc.                                  360,658
                                                                                                                 ------------
COSMETICS - 0.1%                                     8,193  Elizabeth Arden, Inc. (a)                                 178,771
                                                     1,500  Inter Parfums, Inc.                                        31,500
                                                    18,226  Nu Skin Enterprises, Inc. Class A                         301,094
                                                     1,500  Parlux Fragrances, Inc. (a)(e)                              8,370
                                                     4,700  Physicians Formula Holdings, Inc. (a)                      88,736
                                                    58,475  Revlon, Inc. Class A (a)                                   62,568
                                                                                                                 ------------
                                                                                                                      671,039
                                                                                                                 ------------
DIVERSIFIED FINANCIAL SERVICES - 0.5%                  300  ACA Capital Holdings, Inc. (a)                              4,206
                                                       300  Abington Community Bancorp, Inc.                            5,958
                                                    44,800  The BISYS Group, Inc. (a)                                 513,408
                                                     1,200  Clayton Holdings, Inc. (a)                                 18,408
                                                    12,600  Euronet Worldwide, Inc. (a)                               338,436
                                                    18,700  F.N.B. Corp.                                              315,095
                                                    17,990  Freedom Acquisition Holdings, Inc. (a)                    172,164
                                                     6,300  Greenhill & Co., Inc.                                     386,757
                                                     6,600  Huron Consulting Group, Inc. (a)                          401,544
                                                     5,600  Rewards Network, Inc. (a)                                  29,680
                                                    13,900  USI Holdings Corp. (a)                                    234,215
                                                                                                                 ------------
                                                                                                                    2,419,871
                                                                                                                 ------------
DIVERSIFIED MATERIALS & PROCESSING - 0.7%           16,260  Acuity Brands, Inc. (h)                                   885,194
                                                    12,514  Barnes Group, Inc.                                        287,947
                                                    14,594  Brady Corp.                                               455,333
                                                    18,010  Clarcor, Inc.                                             572,718
                                                    31,362  Hexcel Corp. (a)                                          622,536
                                                     3,200  Koppers Holdings, Inc.                                     82,112
                                                    22,914  Olin Corp.                                                388,163
                                                    10,445  Tredegar Corp.                                            238,042
                                                                                                                 ------------
                                                                                                                    3,532,045
                                                                                                                 ------------
DRUG & GROCERY STORE CHAINS - 0.6%                     432  Arden Group, Inc. Class A                                  57,672
                                                    19,207  Casey's General Stores, Inc.                              480,367
                                                     8,031  Great Atlantic & Pacific Tea Co. (e)                      266,469
                                                     5,264  Ingles Markets, Inc. Class A                              214,982
                                                    12,283  Longs Drug Stores Corp.                                   634,294
                                                     6,077  Nash Finch Co.                                            209,413
                                                    21,442  Pathmark Stores, Inc. (a)                                 274,458
                                                    12,569  Ruddick Corp.                                             378,076
                                                     4,329  Smart & Final, Inc. (a)                                    94,242

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                     7,000  Spartan Stores, Inc.                                 $    187,600
                                                       800  Susser Holdings Corp. (a)                                  13,880
                                                       200  Village Super Market, Inc. Class A                         19,098
                                                     4,100  Weis Markets, Inc.                                        183,270
                                                    12,229  Wild Oats Markets, Inc. (a)                               222,568
                                                                                                                 ------------
                                                                                                                    3,236,389
                                                                                                                 ------------
DRUGS & PHARMACEUTICALS - 2.4%                      13,650  AVANIR Pharmaceuticals Class A (a)(e)                      16,653
                                                    11,700  Adams Respiratory Therapeutics, Inc. (a)                  393,471
                                                    19,100  Adolor Corp. (a)                                          167,125
                                                    13,400  Akorn, Inc. (a)                                            90,450
                                                    32,600  Alkermes, Inc. (a)                                        503,344
                                                    16,225  Alpharma, Inc. Class A                                    390,698
                                                     6,300  Anadys Pharmaceuticals, Inc. (a)                           25,011
                                                    16,100  Atherogenics, Inc. (a)(e)                                  45,241
                                                     7,500  Auxilium Pharmaceuticals, Inc. (a)                        110,100
                                                     6,100  Bentley Pharmaceuticals, Inc. (a)                          49,959
                                                     9,500  BioCryst Pharmaceuticals, Inc. (a)                         79,515
                                                    33,348  BioMarin Pharmaceuticals, Inc. (a)                        575,586
                                                     5,000  Bradley Pharmaceuticals, Inc. (a)                          95,950
                                                    24,600  CV Therapeutics, Inc. (a)(e)                              193,602
                                                       700  Cadence Pharmaceuticals, Inc. (a)                          10,360
                                                     1,300  Caraco Pharmaceutical Laboratories Ltd. (a)                15,834
                                                     6,800  Chattem, Inc. (a)                                         400,792
                                                    34,100  Dendreon Corp. (a)(e)                                     440,913
                                                    18,300  Depomed, Inc. (a)                                          65,331
                                                    17,800  Durect Corp. (a)                                           74,048
                                                    11,000  Emisphere Technologies, Inc. (a)                           35,200
                                                    10,795  Enzo Biochem, Inc. (a)                                    162,789
                                                     3,700  GTx, Inc. (a)                                              75,480
                                                     3,100  Hi-Tech Pharmacal Co., Inc. (a)                            34,565
                                                    19,900  Indevus Pharmaceuticals, Inc. (a)                         140,693
                                                    28,689  Isis Pharmaceuticals, Inc. (a)                            265,947
                                                    12,900  KV Pharmaceutical Co. Class A (a)                         319,017
                                                    27,800  MGI Pharma, Inc. (a)                                      624,666
                                                    41,000  Medarex, Inc. (a)                                         530,540
                                                    18,227  Medicines Co. (a)                                         457,133
                                                    20,700  Medicis Pharmaceutical Corp. Class A                      637,974
                                                    34,000  Nektar Therapeutics (a)(e)                                444,040
                                                     5,200  New River Pharmaceuticals, Inc. (a)                       330,876
                                                    26,200  Novavax, Inc. (a)                                          67,858
                                                     9,831  Noven Pharmaceuticals, Inc. (a)                           228,079
                                                    17,200  Onyx Pharmaceuticals, Inc. (a)                            427,248
                                                    16,000  Pain Therapeutics, Inc. (a)(e)                            125,440
                                                    11,300  Par Pharmaceutical Cos., Inc. (a)                         283,856
                                                    10,700  Penwest Pharmaceuticals Co. (a)(e)                        107,856
                                                    30,215  Perrigo Co.                                               533,597
                                                     9,300  Pharmion Corp. (a)                                        244,497
                                                     9,800  Pozen, Inc. (a)                                           144,550

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                    12,900  Quidel Corp. (a)                                     $    154,800
                                                    17,219  Regeneron Pharmaceuticals, Inc. (a)                       372,275
                                                     6,600  Renovis, Inc. (a)                                          23,100
                                                    17,700  Salix Pharmaceuticals Ltd. (a)                            223,020
                                                    14,300  Santarus, Inc. (a)                                        100,672
                                                    11,600  Sciele Pharma, Inc. (a)                                   274,688
                                                     3,500  Somaxon Pharmaceuticals, Inc. (a)                          42,700
                                                    17,082  SuperGen, Inc. (a)                                        100,784
                                                       300  Trubion Pharmaceuticals, Inc. (a)                           5,907
                                                     8,746  United Therapeutics Corp. (a)                             470,360
                                                    31,000  Valeant Pharmaceuticals International                     535,990
                                                     6,100  Xenoport, Inc. (a)                                        169,946
                                                                                                                 ------------
                                                                                                                   12,440,126
                                                                                                                 ------------
EDUCATION SERVICES - 0.5%                           10,604  Bright Horizons Family Solutions, Inc. (a)                400,301
                                                       500  Capella Education Co. (a)                                  16,770
                                                    33,600  Corinthian Colleges, Inc. (a)                             462,000
                                                    20,100  DeVry, Inc.                                               589,935
                                                     3,200  Educate, Inc. (a)                                          24,512
                                                     2,149  Renaissance Learning, Inc.                                 28,302
                                                     5,520  Strayer Education, Inc.                                   690,000
                                                     7,300  Universal Technical Institute, Inc. (a)                   168,484
                                                                                                                 ------------
                                                                                                                    2,380,304
                                                                                                                 ------------
ELECTRICAL & ELECTRONICS - 0.2%                     23,029  Benchmark Electronics, Inc. (a)                           475,779
                                                     6,600  OSI Systems, Inc. (a)                                     174,504
                                                    15,398  Plexus Corp. (a)                                          264,076
                                                    13,700  TTM Technologies, Inc. (a)                                130,698
                                                     7,507  Universal Display Corp. (a)(e)                            113,281
                                                                                                                 ------------
                                                                                                                    1,158,338
                                                                                                                 ------------
ELECTRICAL EQUIPMENT & COMPONENTS - 1.0%             6,881  AO Smith Corp.                                            262,992
                                                    14,400  American Superconductor Corp. (a)(e)                      193,968
                                                    14,501  Baldor Electric Co.                                       547,268
                                                    11,408  CTS Corp.                                                 157,659
                                                     9,518  Cohu, Inc.                                                178,938
                                                     4,100  Color Kinetics, Inc. (a)                                   79,663
                                                     7,060  Franklin Electric Co., Inc.                               328,290
                                                    17,390  General Cable Corp. (a)                                   929,148
                                                     9,516  Genlyte Group, Inc. (a)                                   671,354
                                                     8,460  Littelfuse, Inc. (a)                                      343,476
                                                    14,500  MKS Instruments, Inc. (a)                                 370,040
                                                     2,431  Powell Industries, Inc. (a)                                77,792
                                                    22,200  Power-One, Inc. (a)                                       126,984
                                                     8,100  Sonic Solutions, Inc. (a)                                 114,210
                                                    25,300  Taser International, Inc. (a)                             202,906
                                                    13,061  Technitrol, Inc.                                          342,068
                                                     6,379  Triumph Group, Inc.                                       353,014
                                                                                                                 ------------
                                                                                                                    5,279,770
                                                                                                                 ------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
ELECTRICAL: HOUSEHOLD APPLIANCE - 0.0%               1,550  National Presto Industries, Inc.                     $     95,542
                                                                                                                 ------------
ELECTRONICS - 0.8%                                  23,812  Aeroflex, Inc. (a)                                        313,128
                                                    11,863  Agilysys, Inc.                                            266,562
                                                    16,100  Avid Technology, Inc. (a)(e)                              561,568
                                                    14,798  Daktronics, Inc. (h)                                      406,057
                                                    22,100  Flir Systems, Inc. (a)                                    788,307
                                                     7,472  II-VI, Inc. (a)                                           252,927
                                                    21,700  Kopin Corp. (a)                                            73,346
                                                    49,366  MRV Communications, Inc. (a)(e)                           175,249
                                                    15,880  Methode Electronics, Inc.                                 234,548
                                                     2,100  Multi-Fineline Electronix, Inc. (a)                        32,235
                                                     6,749  Park Electrochemical Corp.                                183,033
                                                    28,100  Semtech Corp. (a)                                         378,788
                                                     5,467  Supertex, Inc. (a)                                        181,559
                                                                                                                 ------------
                                                                                                                    3,847,307
                                                                                                                 ------------
ELECTRONICS: INSTRUMENTS, GAUGES &
METERS - 0.2%                                        9,682  Itron, Inc. (a)                                           629,717
                                                     3,700  Measurement Specialties, Inc. (a)                          83,472
                                                     1,800  OYO Geospace Corp. (a)                                    127,656
                                                     5,300  Zygo Corp. (a)                                             84,853
                                                                                                                 ------------
                                                                                                                      925,698
                                                                                                                 ------------
ELECTRONICS: MEDICAL SYSTEMS - 1.0%                 25,300  Affymetrix, Inc. (a)                                      760,771
                                                     5,672  Analogic Corp.                                            356,655
                                                     5,200  Aspect Medical Systems, Inc. (a)                           81,068
                                                    12,387  Bruker BioSciences Corp. (a)                              130,311
                                                     7,500  Candela Corp. (a)                                          85,650
                                                     5,370  Datascope Corp.                                           194,340
                                                    15,850  eResearch Technology, Inc. (a)                            124,581
                                                     6,400  Greatbatch, Inc. (a)                                      163,200
                                                     8,472  Haemonetics Corp. (a)                                     396,066
                                                    11,100  HealthTronics, Inc. (a)                                    59,829
                                                    19,480  Hologic, Inc. (a)                                       1,122,827
                                                    18,364  Illumina, Inc. (a)                                        538,065
                                                     7,200  IntraLase Corp. (a)                                       179,856
                                                     9,451  Luminex Corp. (a)                                         129,668
                                                     5,000  NEUROmetrix, Inc. (a)(e)                                   48,550
                                                     8,000  Natus Medical, Inc. (a)                                   142,160
                                                     6,800  NxStage Medical, Inc. (a)                                  90,576
                                                     6,300  Quality Systems, Inc.                                     252,000
                                                     5,400  Sirona Dental Systems, Inc.                               186,084
                                                     1,100  Visicu, Inc. (a)                                            8,580
                                                     7,722  Zoll Medical Corp. (a)                                    205,791
                                                                                                                 ------------
                                                                                                                    5,256,628
                                                                                                                 ------------
ELECTRONICS: SEMI-CONDUCTORS/
COMPONENTS - 1.9%                                   13,100  AMIS Holdings, Inc. (a)                                   143,445
                                                    11,516  Actel Corp. (a)(h)                                        190,244
                                                    34,300  Amkor Technology, Inc. (a)(h)                             428,064
                                                    16,000  Anadigics, Inc. (a)                                       189,120
                                                    95,600  Applied Micro Circuits Corp. (a)                          348,940

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                    36,500  Bookham, Inc. (a)(e)                                 $     82,855
                                                    27,700  Cirrus Logic, Inc. (a)(h)                                 212,182
                                                   154,600  Conexant Systems, Inc. (a)(e)                             255,090
                                                     9,783  DSP Group, Inc. (a)                                       185,877
                                                     7,575  Diodes, Inc. (a)                                          263,989
                                                    10,327  Exar Corp. (a)                                            136,729
                                                     5,973  Excel Technology, Inc. (a)                                163,242
                                                     8,820  First Solar, Inc. (a)                                     458,728
                                                    16,700  Formfactor, Inc. (a)                                      747,325
                                                    15,500  Genesis Microchip, Inc. (a)                               143,995
                                                     3,600  Hittite Microwave Corp. (a)                               144,612
                                                     6,493  IXYS Corp. (a)                                             66,423
                                                    11,600  Ikanos Communications, Inc. (a)                            90,132
                                                    38,000  Lattice Semiconductor Corp. (a)                           222,300
                                                    18,200  MIPS Technologies, Inc. (a)                               162,526
                                                    22,000  Micrel, Inc. (a)                                          242,440
                                                    28,290  Microsemi Corp. (a)                                       588,715
                                                    16,800  Microtune, Inc. (a)                                        69,216
                                                    29,000  Mindspeed Technologies, Inc. (a)                           62,930
                                                     4,600  MoSys, Inc. (a)                                            38,640
                                                     5,100  Monolithic Power Systems, Inc. (a)                         65,790
                                                     6,600  Netlogic Microsystems, Inc. (a)(e)                        175,692
                                                       600  Nextest Systems Corp. (a)                                   8,400
                                                    56,000  ON Semiconductor Corp. (a)                                499,520
                                                    20,300  Omnivision Technologies, Inc. (a)(e)                      263,088
                                                     7,400  PLX Technology, Inc. (a)                                   72,076
                                                     9,493  Pericom Semiconductor Corp. (a)                            92,842
                                                    73,300  RF Micro Devices, Inc. (a)(e)                             456,659
                                                    17,500  SiRF Technology Holdings, Inc. (a)(e)                     485,800
                                                    25,976  Silicon Image, Inc. (a)                                   211,964
                                                    28,658  Silicon Storage Technology, Inc. (a)                      141,284
                                                    59,433  Skyworks Solutions, Inc. (a)                              341,740
                                                     4,700  SunPower Corp. Class A (a)(e)                             213,850
                                                     4,100  Techwell, Inc. (a)                                         51,127
                                                    15,400  Tessera Technologies, Inc. (a)                            611,996
                                                    38,300  TranSwitch Corp. (a)(e)                                    60,897
                                                    54,800  Transmeta Corp. (a)                                        31,236
                                                    52,636  TriQuint Semiconductor, Inc. (a)                          263,180
                                                     2,100  Virage Logic Corp. (a)                                     15,267
                                                     4,500  Volterra Semiconductor Corp. (a)(e)                        58,770
                                                                                                                 ------------
                                                                                                                    9,758,937
                                                                                                                 ------------
ELECTRONICS: TECHNOLOGY - 0.5%                       4,200  3D Systems Corp. (a)(e)                                    92,022
                                                    11,000  Acacia Research - Acacia Technologies (a)                 174,020
                                                     3,600  American Science & Engineering, Inc. (a)                  189,612
                                                    12,423  Checkpoint Systems, Inc. (a)                              293,928
                                                    13,400  Cogent, Inc. (a)                                          180,230
                                                    11,580  Coherent, Inc. (a)(h)                                     367,549
                                                     4,952  Cubic Corp.                                               107,161

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                     7,626  EDO Corp.                                            $    199,801
                                                     4,500  Eagle Test Systems, Inc. (a)                               74,880
                                                     5,100  Gerber Scientific, Inc. (a)                                54,111
                                                     6,750  Herley Industries, Inc. (a)                               105,435
                                                     6,550  Innovative Solutions & Support, Inc. (a)                  165,846
                                                     6,100  Ionatron, Inc. (a)                                         28,426
                                                    26,600  Kemet Corp. (a)                                           203,490
                                                     7,700  Maxwell Technologies, Inc. (a)(e)                          96,404
                                                    10,100  ScanSource, Inc. (a)                                      271,084
                                                                                                                 ------------
                                                                                                                    2,603,999
                                                                                                                 ------------
ENERGY EQUIPMENT - 0.0%                             75,900  Capstone Turbine Corp. (a)(e)                              80,454
                                                     4,100  Metretek Technologies, Inc. (a)                            54,694
                                                    24,326  Plug Power, Inc. (a)                                       76,870
                                                                                                                 ------------
                                                                                                                      212,018
                                                                                                                 ------------
ENERGY MISCELLANEOUS - 0.6%                          5,300  Alon USA Energy, Inc.                                     191,860
                                                    12,440  Aventine Renewable Energy Holdings, Inc. (a)              226,657
                                                    12,800  Crosstex Energy, Inc. (e)                                 368,000
                                                     3,900  Dawson Geophysical Co. (a)                                193,167
                                                    22,500  Evergreen Energy, Inc. (a)(e)                             147,825
                                                    26,500  Evergreen Solar, Inc. (a)(e)                              258,375
                                                    22,926  FuelCell Energy, Inc. (a)(e)                              180,198
                                                     1,720  MarkWest Hydrocarbon, Inc.                                106,640
                                                     9,900  Matrix Service Co. (a)                                    200,277
                                                     2,000  Ormat Technologies, Inc.                                   83,920
                                                    11,200  Pacific Ethanol, Inc. (a)(e)                              190,512
                                                     7,258  Penn Virginia Corp.                                       532,737
                                                    43,800  Rentech, Inc. (a)(e)                                      137,532
                                                    21,700  Syntroleum Corp. (a)(e)                                    67,704
                                                                                                                 ------------
                                                                                                                    2,885,404
                                                                                                                 ------------
ENGINEERING & CONTRACTING SERVICES - 0.4%            6,300  Clean Harbors, Inc. (a)                                   284,886
                                                    13,002  Dycom Industries, Inc. (a)                                338,832
                                                     2,200  ENGlobal Corp. (a)                                         12,210
                                                     8,300  InfraSource Services, Inc. (a)                            253,399
                                                     6,400  Integrated Electrical Services, Inc. (a)                  158,272
                                                     5,500  Layne Christensen Co. (a)                                 200,310
                                                    31,550  SAIC, Inc. (a)                                            546,446
                                                                                                                 ------------
                                                                                                                    1,794,355
                                                                                                                 ------------
ENTERTAINMENT - 0.4%                                 6,100  Carmike Cinemas, Inc.                                     141,520
                                                     5,240  Dover Motorsports, Inc.                                    27,510
                                                    13,555  Gaylord Entertainment Co. (a)                             716,653
                                                    23,400  Live Nation, Inc. (a)                                     516,204
                                                     7,172  Lodgenet Entertainment Corp. (a)                          220,324
                                                     4,555  Speedway Motorsports, Inc.                                176,506
                                                                                                                 ------------
                                                                                                                    1,798,717
                                                                                                                 ------------
FERTILIZERS - 0.1%                                  32,300  Terra Industries, Inc. (a)                                565,250
                                                                                                                 ------------
FINANCE COMPANIES - 0.3%                            10,242  Accredited Home Lenders Holding Co. (a)(e)                 94,943
                                                     5,100  Asta Funding, Inc. (e)                                    220,218

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                     2,069  Credit Acceptance Corp. (a)                          $     56,256
                                                    13,800  International Securities Exchange, Inc.                   673,440
                                                     4,100  MVC Capital, Inc.                                          64,165
                                                     2,300  United PanAm Financial Corp. (a)                           28,750
                                                     6,900  World Acceptance Corp. (a)                                275,655
                                                                                                                 ------------
                                                                                                                    1,413,427
                                                                                                                 ------------
FINANCE: SMALL LOAN - 0.1%                          21,100  Advance America, Cash Advance Centers, Inc.               324,729
                                                     5,300  Dollar Financial Corp. (a)                                134,090
                                                       200  QC Holdings, Inc.                                           2,658
                                                                                                                 ------------
                                                                                                                      461,477
                                                                                                                 ------------
FINANCIAL DATA PROCESSING SERVICES
& SYSTEMS - 0.9%                                     6,500  Advent Software, Inc. (a)                                 226,655
                                                       950  Cass Information Systems, Inc.                             32,072
                                                     8,389  CompuCredit Corp. (a)(e)                                  261,905
                                                     9,700  CyberSource Corp. (a)                                     121,347
                                                    19,500  Deluxe Corp.                                              653,835
                                                    14,988  eFunds Corp. (a)                                          399,580
                                                     7,923  eSpeed, Inc. Class A (a)                                   75,268
                                                       600  ExlService Holdings, Inc. (a)                              12,378
                                                     3,300  Heartland Payment Systems, Inc. (e)                        78,012
                                                    24,300  Hypercom Corp. (a)                                        144,828
                                                    28,600  Jack Henry & Associates, Inc.                             687,830
                                                     8,582  John H. Harland Co.                                       439,656
                                                    12,149  Kronos, Inc. (a)                                          649,971
                                                    10,800  Online Resources Corp. (a)                                123,876
                                                    10,900  TNS, Inc. (a)                                             175,381
                                                     8,100  TradeStation Group, Inc. (a)                              101,979
                                                    13,200  Wright Express Corp. (a)                                  400,356
                                                                                                                 ------------
                                                                                                                    4,584,929
                                                                                                                 ------------
FINANCIAL INFORMATION SERVICES - 0.3%                4,300  Bankrate, Inc. (a)(e)                                     151,532
                                                    21,140  INVESTools, Inc. (a)                                      293,846
                                                    10,800  Interactive Data Corp.                                    267,300
                                                     4,100  Morningstar, Inc. (a)                                     211,724
                                                    36,200  Move, Inc. (a)                                            200,548
                                                    30,422  S1 Corp. (a)                                              182,532
                                                     9,700  TheStreet.com, Inc.                                       118,825
                                                       400  Value Line, Inc.                                           19,120
                                                                                                                 ------------
                                                                                                                    1,445,427
                                                                                                                 ------------

FINANCIAL MISCELLANEOUS - 0.9%                       7,500  Advanta Corp. Class B                                     328,800
                                                     5,300  Asset Acceptance Capital Corp. (a)                         81,991
                                                     9,519  Cash America International, Inc.                          390,279
                                                     4,900  Federal Agricultural Mortgage Corp. Class B               133,280
                                                     8,600  Financial Federal Corp.                                   226,352
                                                    11,100  First Cash Financial Services, Inc. (a)                   247,308
                                                     9,600  Global Cash Access, Inc. (a)                              160,224
                                                     9,200  Harris & Harris Group, Inc. (a)(e)                        118,864
                                                     6,999  LandAmerica Financial Group, Inc.                         517,296

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                     7,400  Medallion Financial Corp.                            $     84,656
                                                     6,600  Portfolio Recovery Associates, Inc. (a)                   294,690
                                                     4,200  Sanders Morris Harris Group, Inc.                          44,730
                                                    23,136  Sotheby's Holdings, Inc. Class A                        1,029,089
                                                     9,316  Sterling Bancorp                                          168,620
                                                     7,322  Stewart Information Services Corp.                        305,986
                                                     3,433  Stifel Financial Corp. (a)                                152,082
                                                     5,176  Triad Guaranty, Inc. (a)                                  214,338
                                                     2,191  WSFS Financial Corp.                                      141,276
                                                     1,000  Wauwatosa Holdings, Inc. (a)                               17,480
                                                                                                                 ------------
                                                                                                                    4,657,341
                                                                                                                 ------------
FOODS - 1.2%                                        17,400  Chiquita Brands International, Inc.                       243,948
                                                     6,900  Diamond Foods, Inc.                                       114,885
                                                    16,784  Flowers Foods, Inc.                                       506,373
                                                    12,657  Hain Celestial Group, Inc. (a)                            380,596
                                                     4,300  J&J Snack Foods Corp.                                     169,807
                                                     9,600  Lance, Inc.                                               194,304
                                                     3,300  M&F Worldwide Corp. (a)                                   157,113
                                                       863  Maui Land & Pineapple Co., Inc. (a)                        31,197
                                                     6,600  Medifast, Inc. (a)                                         47,256
                                                    19,500  NBTY, Inc. (a)                                          1,034,280
                                                    12,300  Performance Food Group Co. (a)                            379,701
                                                    13,300  Pilgrim's Pride Corp.                                     441,427
                                                     3,000  Premium Standard Farms, Inc.                               63,120
                                                    10,195  Ralcorp Holdings, Inc. (a)                                655,538
                                                     7,050  Sanderson Farms, Inc.                                     261,273
                                                       112  Seaboard Corp.                                            253,120
                                                    14,657  Sensient Technologies Corp.                               377,857
                                                    11,403  Tootsie Roll Industries, Inc.                             341,748
                                                     9,800  TreeHouse Foods, Inc. (a)                                 298,606
                                                                                                                 ------------
                                                                                                                    5,952,149
                                                                                                                 ------------
FOREST PRODUCTS - 0.1%                               3,209  Deltic Timber Corp.                                       153,904
                                                     6,334  Universal Forest Products, Inc.                           313,850
                                                                                                                 ------------
                                                                                                                      467,754
                                                                                                                 ------------
FORMS & BULK PRINTING SERVICES - 0.1%                9,100  Ennis, Inc.                                               243,516
                                                     1,300  Innerworkings, Inc. (a)(e)                                 15,340
                                                     5,645  The Standard Register Co.                                  71,409
                                                                                                                 ------------
                                                                                                                      330,265
                                                                                                                 ------------
FUNERAL PARLORS & CEMETERIES - 0.1%                 33,324  Stewart Enterprises, Inc. Class A                         268,591
                                                                                                                 ------------
GLASS - 0.1%                                        11,900  Apogee Enterprises, Inc.                                  238,476
                                                                                                                 ------------
GOLD - 0.1%                                        106,500  Coeur d'Alene Mines Corp. (a)                             437,715
                                                     8,400  Royal Gold, Inc. (e)                                      252,840
                                                                                                                 ------------
                                                                                                                      690,555
                                                                                                                 ------------
HEALTH CARE FACILITIES - 0.7%                        4,400  Capital Senior Living Corp. (a)                            51,084
                                                       600  Emeritus Corp. (a)                                         20,250
                                                     8,800  Five Star Quality Care, Inc. (a)                           90,464

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                     7,600  Genesis HealthCare Corp. (a)                         $    479,636
                                                     8,990  Kindred Healthcare, Inc. (a)                              294,692
                                                     7,850  LCA-Vision, Inc. (e)                                      323,341
                                                     3,700  MedCath Corp. (a)                                         101,010
                                                     1,800  National Healthcare Corp.                                  91,764
                                                    17,800  Psychiatric Solutions, Inc. (a)                           717,518
                                                     5,000  Radiation Therapy Services, Inc. (a)                      153,200
                                                     5,800  Res-Care, Inc. (a)                                        101,500
                                                    10,200  Sun Healthcare Group, Inc. (a)                            125,970
                                                    14,774  Sunrise Senior Living, Inc. (a)                           583,868
                                                    15,950  United Surgical Partners International, Inc. (a)          491,420
                                                                                                                 ------------
                                                                                                                    3,625,717
                                                                                                                 ------------
HEALTH CARE MANAGEMENT SERVICES - 0.6%              18,400  AMERIGROUP Corp. (a)                                      559,360
                                                    17,741  Allscripts Healthcare Solutions, Inc. (a)                 475,636
                                                    11,300  Amsurg Corp. (a)                                          276,737
                                                    13,900  Centene Corp. (a)                                         291,761
                                                     4,400  Computer Programs & Systems, Inc.                         118,008
                                                     3,385  Corvel Corp. (a)                                          102,396
                                                    16,431  Eclipsys Corp. (a)                                        316,625
                                                     8,700  HealthSpring, Inc. (a)                                    204,885
                                                     7,200  Horizon Health Corp. (a)                                  140,760
                                                     3,900  Molina Healthcare, Inc. (a)                               119,301
                                                     8,200  Omnicell, Inc. (a)                                        171,544
                                                    10,800  Phase Forward, Inc. (a)                                   141,804
                                                     5,500  Vital Images, Inc. (a)                                    182,930
                                                                                                                 ------------
                                                                                                                    3,101,747
                                                                                                                 ------------
HEALTH CARE SERVICES - 0.6%                          3,600  Alliance Imaging, Inc. (a)                                 31,428
                                                    10,066  Amedisys, Inc. (a)                                        326,440
                                                    16,000  Apria Healthcare Group, Inc. (a)                          516,000
                                                     5,000  Bio-Reference Labs, Inc. (a)                              127,000
                                                    10,912  Gentiva Health Services, Inc. (a)                         220,095
                                                    11,325  Healthcare Services Group, Inc.                           324,461
                                                    13,200  Healthways, Inc. (a)                                      617,100
                                                    12,700  Hythiam, Inc. (a)(e)                                       86,360
                                                     5,400  LHC Group, Inc. (a)                                       175,122
                                                     7,900  Matria Healthcare, Inc. (a)                               208,244
                                                     3,700  Nighthawk Radiology Holdings, Inc. (a)                     67,303
                                                    11,000  Odyssey HealthCare, Inc. (a)                              144,430
                                                     5,200  Symbion, Inc. (a)                                         101,972
                                                     5,300  VistaCare, Inc. Class A (a)                                46,110
                                                                                                                 ------------
                                                                                                                    2,992,065
                                                                                                                 ------------
HOMEBUILDING - 0.2%                                 17,600  Hovnanian Enterprises, Inc. Class A (a)(e)                442,816
                                                     5,460  Levitt Corp. Class A                                       50,833
                                                     5,600  M/I Homes, Inc.                                           148,680
                                                     7,500  Meritage Homes Corp. (a)                                  240,900

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                       700  Orleans Homebuilders, Inc.                           $      6,195
                                                     6,062  Technical Olympic USA, Inc. (e)                            24,187
                                                    12,900  WCI Communities, Inc. (a)(e)                              275,286
                                                                                                                 ------------
                                                                                                                    1,188,897
                                                                                                                 ------------
HOTEL/MOTEL - 0.1%                                   6,500  Lodgian, Inc. (a)                                          86,840
                                                     6,379  Marcus Corp.                                              148,376
                                                     7,900  Morgans Hotel Group Co. (a)                               165,979
                                                                                                                 ------------
                                                                                                                      401,195
                                                                                                                 ------------
HOUSEHOLD FURNISHINGS - 0.5%                         5,400  American Woodmark Corp.                                   198,504
                                                    11,500  Ethan Allen Interiors, Inc.                               406,410
                                                    18,700  Furniture Brands International, Inc.                      295,086
                                                     8,836  Haverty Furniture Cos., Inc.                              123,704
                                                     1,900  Hooker Furniture Corp.                                     38,019
                                                    17,200  La-Z-Boy, Inc. (e)                                        212,936
                                                     5,500  Lifetime Brands, Inc. (e)                                 114,895
                                                     4,700  Sealy Corp.                                                82,156
                                                    20,300  Select Comfort Corp. (a)(e)                               361,340
                                                     5,900  Stanley Furniture Co., Inc.                               122,720
                                                    16,400  Tempur-Pedic International, Inc.                          426,236
                                                                                                                 ------------
                                                                                                                    2,382,006
                                                                                                                 ------------
IDENTIFICATION CONTROL & FILTER DEVICES - 0.6%      11,112  Advanced Energy Industries, Inc. (a)                      233,796
                                                    15,341  Asyst Technologies, Inc. (a)                              107,847
                                                     3,400  Badger Meter, Inc.                                         90,270
                                                    10,232  ESCO Technologies, Inc. (a)                               458,598
                                                     8,500  Flanders Corp. (a)                                         61,625
                                                     3,918  The Gorman-Rupp Co.                                       125,494
                                                    22,228  L-1 Identity Solutions, Inc. (a)(h)                       366,984
                                                     9,826  Mine Safety Appliances Co.                                413,282
                                                    12,982  Paxar Corp. (a)                                           372,583
                                                     7,700  RAE Systems, Inc. (a)                                      22,099
                                                     3,912  Robbins & Myers, Inc.                                     145,878
                                                     9,727  Veeco Instruments, Inc. (a)                               189,677
                                                     5,996  Vicor Corp.                                                60,080
                                                    11,536  Watts Water Technologies, Inc. Class A                    438,714
                                                    10,517  X-Rite, Inc.                                              136,195
                                                                                                                 ------------
                                                                                                                    3,223,122
                                                                                                                 ------------
INDUSTRIAL PRODUCTS - 0.0%                           8,400  Smith & Wesson Holding Corp. (a)                          109,956
                                                     4,100  TAL International Group, Inc.                              98,400
                                                                                                                 ------------
                                                                                                                      208,356
                                                                                                                 ------------
INSURANCE: LIFE - 0.4%                              21,500  American Equity Investment Life Holding Co.               282,295
                                                    15,905  Delphi Financial Group, Inc. Class A                      639,858
                                                     2,780  Great American Financial Resources, Inc.                   68,054
                                                     1,042  Kansas City Life Insurance Co.                             46,682
                                                       662  National Western Life Insurance Co. Class A               162,058
                                                    36,600  The Phoenix Cos., Inc.                                    508,008
                                                     6,793  Presidential Life Corp.                                   133,958
                                                    11,300  Universal American Financial Corp. (a)                    218,994
                                                                                                                 ------------
                                                                                                                    2,059,907
                                                                                                                 ------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
INSURANCE: MULTI-LINE - 0.5%                        10,240  Alfa Corp.                                           $    189,235
                                                     3,486  CNA Surety Corp. (a)                                       73,555
                                                     7,409  Crawford & Co. Class B                                     42,972
                                                     2,000  EMC Insurance Group, Inc.                                  51,600
                                                     3,000  eHealth, Inc. (a)                                          70,650
                                                     3,625  FBL Financial Group, Inc. Class A                         141,846
                                                    10,700  HealthExtras, Inc. (a)                                    307,946
                                                    11,906  Hilb Rogal & Hobbs Co.                                    583,989
                                                    16,668  Horace Mann Educators Corp.                               342,527
                                                     1,240  Independence Holding Co.                                   26,834
                                                    11,100  Meadowbrook Insurance Group, Inc. (a)                     121,989
                                                     4,797  Pico Holdings, Inc. (a)                                   204,880
                                                    13,755  Zenith National Insurance Corp.                           650,199
                                                                                                                 ------------
                                                                                                                    2,808,222
                                                                                                                 ------------
INSURANCE: PROPERTY-CASUALTY - 1.4%                 10,100  21st Century Insurance Group                              214,120
                                                     4,550  Affirmative Insurance Holdings, Inc.                       78,715
                                                     4,756  American Physicians Capital, Inc. (a)                     190,620
                                                     5,700  Amtrust Financial Services, Inc.                           60,192
                                                    11,566  Argonaut Group, Inc. (a)                                  374,276
                                                     4,032  Baldwin & Lyons, Inc. Class B                             102,614
                                                     4,500  Bristol West Holdings, Inc.                                99,765
                                                    17,800  Commerce Group, Inc.                                      534,712
                                                     3,400  Darwin Professional Underwriters, Inc. (a)                 85,510
                                                     4,700  Direct General Corp.                                       99,922
                                                     3,244  Donegal Group, Inc. Class A                                55,083
                                                    19,080  Employers Holdings, Inc. (a)                              381,982
                                                     4,500  FPIC Insurance Group, Inc. (a)                            201,015
                                                     3,500  First Acceptance Corp. (a)                                 36,645
                                                     1,800  First Mercury Financial Corp. (a)                          36,990
                                                    27,000  Fremont General Corp. (e)                                 187,110
                                                     4,362  Harleysville Group, Inc.                                  141,721
                                                     6,600  Infinity Property & Casualty Corp.                        309,276
                                                     2,000  James River Group, Inc. (e)                                62,620
                                                     3,058  The Midland Co.                                           129,720
                                                       900  NYMAGIC, Inc.                                              36,765
                                                     4,400  National Interstate Corp.                                 113,344
                                                     4,100  Navigators Group, Inc. (a)                                205,697
                                                     5,700  Odyssey Re Holdings Corp.                                 224,067
                                                    23,115  Ohio Casualty Corp.                                       692,294
                                                    10,206  PMA Capital Corp. Class A (a)                              95,834
                                                    10,923  ProAssurance Corp. (a)                                    558,711
                                                     7,054  RLI Corp.                                                 387,476
                                                     2,100  SCPIE Holdings, Inc. (a)                                   47,670
                                                     6,200  Safety Insurance Group, Inc.                              248,744
                                                     7,900  SeaBright Insurance Holdings, Inc. (a)                    145,360
                                                    22,708  Selective Insurance Group, Inc.                           578,146

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                            VALUE
--------                                        ----------  -------------                                        ------------
                                                     3,612  State Auto Financial Corp.                           $    116,054
                                                     6,800  Tower Group, Inc.                                         219,096
                                                     8,100  United Fire & Casualty Co.                                284,553
                                                                                                                 ------------
                                                                                                                    7,336,419
                                                                                                                 ------------
INVESTMENT MANAGEMENT COMPANIES - 0.7%              38,946  Apollo Investment Corp.                                   833,452
                                                    17,039  Ares Capital Corp. (e)                                    309,599
                                                     9,900  Calamos Asset Management, Inc. Class A                    220,968
                                                     1,300  Capital Southwest Corp.                                   199,771
                                                     4,100  Cohen & Steers, Inc.                                      176,628
                                                     2,796  GAMCO Investors, Inc. Class A                             121,151
                                                    22,200  MCG Capital Corp.                                         416,472
                                                     9,223  NGP Capital Resources Co.                                 145,816
                                                    12,400  National Financial Partners Corp.                         581,684
                                                     4,200  Technology Investment Capital Corp.                        71,022
                                                    30,300  Waddell & Reed Financial, Inc. Class A                    706,596
                                                                                                                 ------------
                                                                                                                    3,783,159
                                                                                                                 ------------
JEWELRY, WATCHES & GEMSTONES - 0.1%                 16,000  Fossil, Inc. (a)                                          423,520
                                                     7,200  Movado Group, Inc.                                        212,040
                                                                                                                 ------------
                                                                                                                      635,560
                                                                                                                 ------------
LEISURE TIME - 0.4%                                  9,400  Bally Total Fitness Holding Corp. (a)                       5,734
                                                    24,700  Callaway Golf Co. (h)                                     389,272
                                                     8,500  Great Wolf Resorts, Inc. (a)                              112,455
                                                    13,600  K2, Inc. (a)                                              164,424
                                                    11,800  Life Time Fitness, Inc. (a)                               606,638
                                                    20,700  Six Flags, Inc. (a)(e)                                    124,407
                                                     2,300  Steinway Musical Instruments, Inc.                         74,221
                                                     1,600  Town Sports International Holdings, Inc. (a)               34,880
                                                    11,656  Vail Resorts, Inc. (a)                                    633,270
                                                     4,800  West Marine, Inc. (a)                                      87,408
                                                                                                                 ------------
                                                                                                                    2,232,709
                                                                                                                 ------------
MACHINERY: AGRICULTURAL - 0.0%                       5,050  Gehl Co. (a)                                              128,169
                                                     5,413  Lindsay Manufacturing Co.                                 172,079
                                                                                                                 ------------
                                                                                                                      300,248
                                                                                                                 ------------
MACHINERY: CONSTRUCTION & HANDLING - 0.1%            7,600  ASV, Inc. (a)(e)                                          115,976
                                                     5,417  Astec Industries, Inc. (a)                                218,034
                                                     1,687  NACCO Industries, Inc. Class A                            231,811
                                                                                                                 ------------
                                                                                                                      565,821
                                                                                                                 ------------
MACHINERY & ENGINEERING - 0.1%                      14,190  Applied Industrial Technologies, Inc.                     348,081
                                                                                                                 ------------
MACHINERY: ENGINES - 0.1%                           19,800  Briggs & Stratton Corp.                                   610,830
                                                     4,500  Raser Techonologies, Inc. (a)(e)                           23,400
                                                                                                                 ------------
                                                                                                                      634,230
                                                                                                                 ------------
MACHINERY: INDUSTRIAL/SPECIALTY - 0.5%               8,800  Actuant Corp. Class A                                     446,688
                                                     2,400  Chart Industries, Inc. (a)                                 43,584
                                                     5,200  Columbus McKinnon Corp. (a)                               116,428
                                                     1,400  DXP Enterprises, Inc. (a)(e)                               53,480
                                                     6,700  EnPro Industries, Inc. (a)                                241,535
                                                     3,970  Kadant, Inc. (a)                                          100,679

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                            VALUE
--------                                        ----------  -------------                                        ------------
                                                     2,700  Middleby Corp. (a)                                   $    355,968
                                                    11,510  Nordson Corp.                                             534,755
                                                    10,328  Tecumseh Products Co. Class A (a)                         104,003
                                                     5,174  Tennant Co.                                               162,929
                                                     9,579  Woodward Governor Co.                                     394,367
                                                                                                                 ------------
                                                                                                                    2,554,416
                                                                                                                 ------------
MACHINERY: OIL WELL EQUIPMENT
& SERVICES - 1.3%                                    8,000  Allis-Chalmers Energy, Inc. (a)                           126,000
                                                     3,400  Basic Energy Services, Inc. (a)                            79,220
                                                     8,202  CARBO Ceramics, Inc.                                      381,803
                                                     7,300  Complete Production Services, Inc. (a)(h)                 145,343
                                                     6,776  Dril-Quip, Inc. (a)                                       293,265
                                                     5,917  Gulf Island Fabrication, Inc.                             158,221
                                                    34,543  Hanover Compressor Co. (a)                                768,582
                                                    10,240  Hornbeck Offshore Services, Inc. (a)                      293,376
                                                     6,449  Hydril Co. (a)                                            620,652
                                                    22,746  Input/Output, Inc. (a)                                    313,440
                                                     6,000  Lufkin Industries, Inc.                                   337,080
                                                     6,500  NATCO Group, Inc. Class A (a)                             221,780
                                                    28,320  Newpark Resources, Inc. (a)                               199,656
                                                    17,400  Oil States International, Inc. (a)                        558,366
                                                    34,981  Parker Drilling Co. (a)                                   328,472
                                                    10,200  RPC, Inc.                                                 169,932
                                                     8,900  Sulphco, Inc. (a)(e)                                       30,438
                                                     2,800  Superior Well Services, Inc. (a)                           63,980
                                                       400  T-3 Energy Services, Inc. (a)                               8,048
                                                     5,800  Trico Marine Services, Inc. (a)                           216,108
                                                     2,400  Union Drilling, Inc. (a)                                   34,080
                                                    10,026  Universal Compression Holdings, Inc. (a)                  678,560
                                                     9,957  W-H Energy Services, Inc. (a)                             465,390
                                                                                                                 ------------
                                                                                                                    6,491,792
                                                                                                                 ------------
MACHINERY: SPECIALTY - 0.2%                         11,800  Bucyrus International, Inc.                               607,700
                                                     4,000  Cascade Corp. (e)                                         239,240
                                                     5,541  Semitool, Inc. (a)                                         72,033
                                                     4,300  TurboChef Technologies, Inc. (a)(e)                        65,446
                                                                                                                 ------------
                                                                                                                      984,419
                                                                                                                 ------------
MANUFACTURED HOUSING - 0.1%                          1,300  Cavco Industries, Inc. (a)                                 45,435
                                                    28,927  Champion Enterprises, Inc. (a)                            254,558
                                                     3,905  Palm Harbor Homes, Inc. (a)(e)                             55,998
                                                     2,201  Skyline Corp.                                              74,262
                                                                                                                 ------------
                                                                                                                      430,253
                                                                                                                 ------------
MANUFACTURING - 0.1%                                15,259  Federal Signal Corp.                                      236,820
                                                     3,931  Standex International Corp.                               112,073
                                                                                                                 ------------
                                                                                                                      348,893
                                                                                                                 ------------
MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES - 2.8%                                      7,700  Abaxis, Inc. (a)                                          187,649
                                                     6,000  Abiomed, Inc. (a)(e)                                       81,960
                                                    18,300  Align Technology, Inc. (a)                                290,238
                                                    25,800  American Medical Systems Holdings, Inc. (a)               546,186

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                            VALUE
--------                                        ----------  -------------                                        ------------
                                                     8,500  AngioDynamics, Inc. (a)                              $    143,565
                                                     6,608  Arrow International, Inc.                                 212,513
                                                     6,100  Bio-Rad Laboratories, Inc. Class A (a)                    426,024
                                                     6,349  Biosite, Inc. (a)                                         533,126
                                                    11,528  CONMED Corp. (a)                                          336,963
                                                    21,800  Cepheid, Inc. (a)                                         258,984
                                                     7,100  Cerus Corp. (a)                                            47,925
                                                     6,700  Conceptus, Inc. (a)                                       134,000
                                                     8,169  Cyberonics, Inc. (a)                                      153,414
                                                     7,100  DJO, Inc. (a)                                             269,090
                                                     7,500  DexCom, Inc. (a)                                           58,950
                                                     4,000  ev3, Inc. (a)(e)                                           78,800
                                                     6,600  FoxHollow Technologies, Inc. (a)                          137,874
                                                     4,200  Hansen Medical, Inc. (a)(e)                                79,380
                                                     7,600  I-Flow Corp. (a)(e)                                       112,024
                                                     5,650  ICU Medical, Inc. (a)                                     221,480
                                                     8,200  IRIS International, Inc. (a)(e)                           114,390
                                                    24,343  Immucor, Inc. (a)                                         716,414
                                                     9,822  Invacare Corp.                                            171,296
                                                    12,840  Inverness Medical Innovations, Inc. (a)                   562,135
                                                    15,800  Kyphon, Inc. (a)                                          713,212
                                                     2,678  Landauer, Inc.                                            135,185
                                                    12,600  LifeCell Corp. (a)                                        314,622
                                                     3,650  Medical Action Industries, Inc. (a)                        87,235
                                                    13,444  Mentor Corp.                                              618,424
                                                     6,700  Meridian Bioscience, Inc.                                 185,992
                                                    11,110  Merit Medical Systems, Inc. (a)                           139,430
                                                     2,000  Northstar Neuroscience, Inc. (a)                           25,600
                                                    12,800  NuVasive, Inc. (a)                                        304,000
                                                    17,059  OraSure Technologies, Inc. (a)                            125,384
                                                    15,598  Owens & Minor, Inc.                                       572,915
                                                    23,473  PSS World Medical, Inc. (a)                               496,219
                                                     6,500  Palomar Medical Technologies, Inc. (a)                    259,675
                                                     9,329  PolyMedica Corp.                                          394,897
                                                     7,015  SonoSite, Inc. (a)                                        198,244
                                                    13,900  Spectranetic Corp. (a)                                    148,730
                                                    10,200  Stereotaxis, Inc. (a)(e)                                  121,380
                                                    22,300  Steris Corp.                                              592,288
                                                     6,183  SurModics, Inc. (a)(e)                                    222,588
                                                    10,400  Symmetry Medical, Inc. (a)                                169,832
                                                    24,100  ThermoGenesis Corp. (a)                                    87,242
                                                    20,347  Thoratec Corp. (a)                                        425,252
                                                    11,460  Ventana Medical Systems, Inc. (a)                         480,174
                                                    10,200  Viasys Healthcare, Inc. (a)                               346,698
                                                     1,524  Vital Signs, Inc.                                          79,218
                                                     3,400  Volcano Corp. (a)                                          61,234

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                    11,176  West Pharmaceutical Services, Inc.                   $    518,902
                                                    12,800  Wright Medical Group, Inc. (a)                            285,312
                                                       600  Young Innovations, Inc.                                    16,332
                                                                                                                 ------------
                                                                                                                   14,000,596
                                                                                                                 ------------
MEDICAL SERVICES - 0.3%                              5,100  Air Methods Corp. (a)                                     122,502
                                                    12,500  Magellan Health Services, Inc. (a)                        525,000
                                                    12,471  Option Care, Inc.                                         165,864
                                                    10,897  Parexel International Corp. (a)                           391,965
                                                     7,395  RehabCare Group, Inc. (a)                                 117,359
                                                                                                                 ------------
                                                                                                                    1,322,690
                                                                                                                 ------------
METAL FABRICATING - 1.0%                             1,500  Ampco-Pittsburgh Corp.                                     43,335
                                                     4,300  CIRCOR International, Inc.                                153,510
                                                       300  Compx International, Inc.                                   4,839
                                                     5,100  Dynamic Materials Corp. (a)                               166,668
                                                     9,250  Encore Wire Corp. (e)                                     234,210
                                                     5,800  Insteel Industries, Inc.                                   97,382
                                                    11,226  Kaydon Corp.                                              477,779
                                                     4,600  LB Foster Co. Class A (a)                                  94,806
                                                    10,258  Lone Star Technologies, Inc. (a)                          677,336
                                                    40,460  Mueller Water Products, Inc. Series A                     558,753
                                                     5,765  NN, Inc.                                                   72,005
                                                    12,410  Quanex Corp.                                              525,563
                                                     8,100  RBC Bearings, Inc. (a)                                    270,783
                                                     8,513  RTI International Metals, Inc. (a)                        774,768
                                                    10,093  Ryerson, Inc. (e)                                         399,885
                                                     7,500  Superior Essex, Inc. (a)                                  260,025
                                                     5,658  Valmont Industries, Inc.                                  327,202
                                                                                                                 ------------
                                                                                                                    5,138,849
                                                                                                                 ------------
METALS & MINERALS MISCELLANEOUS - 0.7%               2,500  AM Castle & Co.                                            73,400
                                                     6,873  AMCOL International Corp.                                 203,784
                                                     7,211  Brush Engineered Materials, Inc. (a)                      349,517
                                                    14,836  Cleveland-Cliffs, Inc.                                    949,652
                                                    12,800  Compass Minerals International, Inc.                      427,520
                                                    31,944  GrafTech International Ltd. (a)                           290,052
                                                    45,700  Hecla Mining Co. (a)                                      414,042
                                                     7,853  Minerals Technologies, Inc.                               488,142
                                                    12,564  Stillwater Mining Co. (a)                                 159,437
                                                                                                                 ------------
                                                                                                                    3,355,546
                                                                                                                 ------------
MILLING: FRUIT & GRAIN PROCESSING - 0.0%             4,100  MGP Ingredients, Inc.                                      83,517
                                                                                                                 ------------
MISCELLANEOUS BUSINESS & CONSUMER
DISCRETIONARY - 0.0%                                 4,800  Core-Mark Holdings Co., Inc. (a)                          171,264
                                                                                                                 ------------
MISCELLANEOUS CONSUMER STAPLES - 0.0%                7,600  Reddy Ice Holdings, Inc.                                  229,368
                                                                                                                 ------------
MISCELLANEOUS MATERIALS & COMMODITIES - 0.2%        10,150  Ceradyne, Inc. (a)                                        555,611
                                                    11,779  Symyx Technologies Inc. (a)                               208,724
                                                     7,489  WD-40 Co.                                                 237,476
                                                                                                                 ------------
                                                                                                                    1,001,811
                                                                                                                 ------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
MISCELLANEOUS MATERIALS & PROCESSING - 0.3%         11,538  Insituform Technologies, Inc. Class A (a)            $    239,875
                                                    10,000  Metal Management, Inc.                                    462,000
                                                     5,455  Rogers Corp. (a)                                          241,929
                                                    28,459  USEC, Inc. (a)                                            462,459
                                                     2,300  Xerium Technologies, Inc.                                  18,446
                                                                                                                 ------------
                                                                                                                    1,424,709
                                                                                                                 ------------
MISCELLANEOUS PRODUCER DURABLES - 0.2%              28,800  BE Aerospace, Inc. (a)                                    912,960
                                                    11,200  Blount International, Inc. (a)                            139,440
                                                                                                                 ------------
                                                                                                                    1,052,400
                                                                                                                 ------------
MISCELLANEOUS TECHNOLOGY - 0.1%                      7,200  IHS, Inc. Class A (a)                                     295,992
                                                     2,700  iRobot Corp. (a)(e)                                        35,289
                                                                                                                 ------------
                                                                                                                      331,281
                                                                                                                 ------------
MULTI-SECTOR COMPANIES - 0.3%                        4,800  Compass Diversified Trust                                  80,496
                                                    18,471  GenCorp, Inc. (a)(e)                                      255,639
                                                     4,200  GenTek Inc. (a)                                           143,052
                                                     7,594  Kaman Corp. Class A                                       177,016
                                                     8,999  Lancaster Colony Corp.                                    397,666
                                                     6,500  Raven Industries, Inc.                                    182,325
                                                     1,965  Sequa Corp. Class A (a)                                   235,348
                                                                                                                 ------------
                                                                                                                    1,471,542
                                                                                                                 ------------
OFFICE FURNITURE & BUSINESS EQUIPMENT - 0.3%        14,300  ACCO Brands Corp. (a)(h)                                  344,487
                                                    25,100  Herman Miller, Inc.                                       840,599
                                                     8,274  Kimball International, Inc. Class B                       159,523
                                                     9,400  Knoll, Inc.                                               224,002
                                                     9,840  Presstek, Inc. (a)                                         59,532
                                                                                                                 ------------
                                                                                                                    1,628,143
                                                                                                                 ------------
OFFSHORE DRILLING - 0.2%                             8,854  Atwood Oceanics, Inc. (a)                                 519,641
                                                     3,100  Bois d'Arc Energy, Inc. (a)                                41,013
                                                     8,600  Hercules Offshore, Inc. (a)(e)                            225,836
                                                                                                                 ------------
                                                                                                                      786,490
                                                                                                                 ------------
OIL: CRUDE PRODUCERS - 2.1%                          7,400  ATP Oil & Gas Corp. (a)(e)                                278,240
                                                     5,100  Arena Resources, Inc. (a)                                 255,612
                                                     6,650  Atlas America, Inc. (a)                                   375,658
                                                    19,600  Aurora Oil & Gas Corp. (a)                                 51,156
                                                    13,002  Berry Petroleum Co. Class A                               398,641
                                                     8,800  Bill Barrett Corp. (a)                                    285,208
                                                    19,300  Brigham Exploration Co. (a)                               120,046
                                                     7,000  Bronco Drilling Co., Inc. (a)                             115,990
                                                     5,600  Callon Petroleum Co. (a)                                   75,992
                                                     9,200  Carrizo Oil & Gas, Inc. (a)                               321,632
                                                     2,400  Clayton Williams Energy, Inc. (a)                          68,088
                                                    16,457  Comstock Resources, Inc. (a)                              450,593
                                                     1,800  Delek US Holdings, Inc.                                    34,434
                                                    16,100  EXCO Resources, Inc. (a)                                  266,938
                                                    12,400  Edge Petroleum Corp. (a)(e)                               155,248
                                                    18,800  Encore Acquisition Co. (a)                                454,772
                                                    16,000  Energy Partners Ltd. (a)(e)                               290,400

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                    13,400  The Exploration Co. of Delaware, Inc. (a)            $    145,390
                                                    21,900  Gasco Energy, Inc. (a)(e)                                  53,436
                                                     6,500  GeoGlobal Resources, Inc. (a)(e)                           39,715
                                                     6,100  Goodrich Petroleum Corp. (a)                              205,143
                                                    76,543  Grey Wolf, Inc. (a)                                       512,838
                                                     2,000  Gulfport Energy Corp. (a)                                  26,720
                                                    14,500  Harvest Natural Resources, Inc. (a)                       141,230
                                                     9,483  Houston Exploration Co. (a)                               511,608
                                                    23,600  Mariner Energy, Inc. (a)                                  451,468
                                                    10,900  McMoRan Exploration Co. (a)(e)                            149,439
                                                    27,511  Meridian Resource Corp. (a)                                66,301
                                                    15,100  Parallel Petroleum Corp. (a)                              346,545
                                                    53,362  PetroHawk Energy Corp. (a)                                702,778
                                                     6,300  Petroleum Development Corp. (a)                           337,491
                                                    13,000  Petroquest Energy, Inc. (a)                               151,970
                                                    12,300  Pioneer Drilling Co. (a)                                  156,087
                                                     8,900  Quest Resource Corp. (a)                                   81,613
                                                     4,949  Resource America, Inc. Class A                            116,945
                                                    15,700  Rosetta Resources, Inc. (a)                               322,478
                                                     8,578  Stone Energy Corp. (a)                                    254,681
                                                     9,317  Swift Energy Co. (a)                                      389,171
                                                     4,300  Toreador Resources Corp. (a)(e)                            78,045
                                                    20,000  Transmeridian Exploration, Inc. (a)(e)                     57,200
                                                     2,300  Venoco, Inc. (a)                                           41,078
                                                     7,910  VeraSun Energy Corp. (a)(e)                               157,172
                                                    21,800  Warren Resources, Inc. (a)                                284,054
                                                     9,300  Western Refining, Inc.                                    362,886
                                                    12,110  Whiting Petroleum Corp. (a)                               477,255
                                                                                                                 ------------
                                                                                                                   10,619,385
                                                                                                                 ------------
OIL: INTEGRATED DOMESTIC - 0.2%                     21,400  Delta Petroleum Corp. (a)(e)                              491,130
                                                     3,600  GMX Resources Inc. (a)                                    110,628
                                                     4,600  Giant Industries, Inc. (a)                                347,990
                                                     1,600  Ram Energy Resources, Inc. (a)                              7,408
                                                                                                                 ------------
                                                                                                                      957,156
                                                                                                                 ------------
OIL: INTEGRATED INTERNATIONAL - 0.0%                21,700  Vaalco Energy, Inc. (a)                                   112,406
                                                                                                                 ------------
PAINTS & COATINGS - 0.2%                            16,576  Ferro Corp.                                               358,207
                                                    22,680  H.B. Fuller Co.                                           618,484
                                                     1,693  Kronos Worldwide, Inc.                                     54,870
                                                                                                                 ------------
                                                                                                                    1,031,561
                                                                                                                 ------------
PAPER - 0.5%                                         9,726  Albany International Corp. Class A                        349,552
                                                    21,600  Bowater, Inc. (e)                                         514,512
                                                    10,498  Buckeye Technologies, Inc. (a)                            136,264
                                                     9,974  Caraustar Industries, Inc. (a)                             62,637
                                                     8,892  Chesapeake Corp.                                          134,269
                                                     8,600  Mercer International, Inc.-Sbi (a)                        102,856
                                                     4,700  Neenah Paper, Inc.                                        186,778

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                            VALUE
--------                                        ----------  -------------                                        ------------
                                                    14,101  P.H. Glatfelter Co.                                  $    210,246
                                                    10,880  Rock-Tenn Co. Class A                                     361,216
                                                    14,242  Wausau Paper Corp.                                        204,515
                                                                                                                 ------------
                                                                                                                    2,262,845
                                                                                                                 ------------
PLASTICS - 0.1%                                      5,600  The Lamson & Sessions Co. (a)                             155,624
                                                     4,500  PW Eagle, Inc.                                            148,680
                                                    12,354  Spartech Corp.                                            362,466
                                                                                                                 ------------
                                                                                                                      666,770
                                                                                                                 ------------
POLLUTION CONTROL & ENVIRONMENTAL
SERVICES - 0.1%                                      7,200  American Ecology Corp.                                    138,312
                                                     4,300  Basin Water, Inc. (a)(e)                                   29,541
                                                    23,100  Darling International, Inc. (a)                           150,150
                                                    14,546  Headwaters, Inc. (a)                                      317,830
                                                     3,100  Team, Inc. (a)                                            118,265
                                                                                                                 ------------
                                                                                                                      754,098
                                                                                                                 ------------
POWER TRANSMISSION EQUIPMENT - 0.1%                 10,251  Regal-Beloit Corp.                                        475,441
                                                                                                                 ------------
PRINTING & COPYING SERVICES - 0.1%                  12,882  Bowne & Co., Inc.                                         202,634
                                                    17,400  Cenveo, Inc. (a)                                          422,820
                                                     6,900  Schawk, Inc.                                              124,959
                                                                                                                 ------------
                                                                                                                      750,413
                                                                                                                 ------------
PRODUCTION TECHNOLOGY EQUIPMENT - 1.4%              12,457  ATMI, Inc. (a)(h)                                         380,810
                                                    37,800  Axcelis Technologies, Inc. (a)                            288,792
                                                    24,378  Brooks Automation, Inc. (a)                               418,083
                                                    14,556  Cognex Corp.                                              315,428
                                                    40,468  Credence Systems Corp. (a)                                133,949
                                                    14,300  Cymer, Inc. (a)(h)                                        594,165
                                                     6,431  Dionex Corp. (a)                                          438,015
                                                    11,161  Electro Scientific Industries, Inc. (a)                   214,738
                                                    20,800  Emcore Corp. (a)(e)                                       104,000
                                                    44,499  Entegris, Inc. (a)                                        476,139
                                                     7,890  Esterline Technologies Corp. (a)                          324,042
                                                     9,655  FEI Co. (a)                                               348,159
                                                     8,300  Intevac, Inc. (a)                                         218,871
                                                    23,756  Kulicke & Soffa Industries, Inc. (a)                      219,743
                                                    24,503  LTX Corp. (a)                                             149,958
                                                     6,200  MTS Systems Corp.                                         240,808
                                                    20,299  Mattson Technology, Inc. (a)                              184,721
                                                     8,262  Photon Dynamics, Inc. (a)                                 104,184
                                                    12,279  Photronics, Inc. (a)                                      190,938
                                                     5,600  Rofin-Sinar Technologies, Inc. (a)                        331,408
                                                    10,073  Rudolph Technologies, Inc. (a)                            175,673
                                                    10,690  Ultratech, Inc. (a)                                       145,491
                                                    21,113  Varian Semiconductor Equipment Associates, Inc. (a)     1,127,012
                                                                                                                 ------------
                                                                                                                    7,125,127
                                                                                                                 ------------
PUBLISHING: MISCELLANEOUS - 0.3%                     4,700  Consolidated Graphics, Inc. (a)                           348,035
                                                     2,350  Courier Corp.                                              91,814
                                                     5,940  GateHouse Media, Inc.                                     120,582
                                                     7,982  Martha Stewart Living Omnimedia, Inc. Class A             135,774

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                            VALUE
--------                                        ----------  -------------                                        ------------
                                                    11,107  Playboy Enterprises, Inc. Class B (a)                $    114,291
                                                    61,100  Primedia, Inc. (a)                                        162,526
                                                     2,800  Private Media Group, Inc. (a)                               6,888
                                                    14,060  Scholastic Corp. (a)                                      437,266
                                                                                                                 ------------
                                                                                                                    1,417,176
                                                                                                                 ------------
PUBLISHING: NEWSPAPERS - 0.3%                       33,400  Belo Corp. Class A                                        623,578
                                                    11,900  Journal Communications, Inc. Class A                      156,009
                                                    14,033  Journal Register Co.                                       83,637
                                                    14,700  Lee Enterprises, Inc.                                     441,735
                                                     8,400  Media General, Inc. Class A                               320,544
                                                    29,629  Sun-Times Media Group, Inc.                               146,960
                                                                                                                 ------------
                                                                                                                    1,772,463
                                                                                                                 ------------
RADIO & TV BROADCASTERS - 0.5%                      15,700  CKX, Inc. (a)                                             174,270
                                                    11,700  Citadel Broadcasting Corp.                                111,267
                                                    17,800  Cox Radio, Inc. Class A (a)                               242,970
                                                    17,000  Cumulus Media, Inc. Class A (a)                           159,460
                                                    15,500  Emmis Communications Corp. Class A                        130,820
                                                    13,100  Entercom Communications Corp.                             369,158
                                                     1,700  Fisher Communications, Inc. (a)                            82,620
                                                    18,200  Gray Television, Inc.                                     189,644
                                                    11,000  Lin TV Corp. Class A (a)                                  174,900
                                                     4,200  Outdoor Channel Holdings, Inc. (a)                         42,924
                                                    24,200  Radio One, Inc. Class D (a)                               156,332
                                                     3,183  Salem Communications Corp. Class A                         39,788
                                                    19,664  Sinclair Broadcast Group, Inc. Class A                    303,809
                                                    14,884  Spanish Broadcasting System, Inc. Class A (a)              59,536
                                                    19,000  Westwood One, Inc.                                        130,530
                                                    10,496  World Wrestling Entertainment, Inc.                       171,085
                                                                                                                 ------------
                                                                                                                    2,539,113
                                                                                                                 ------------
RAILROAD EQUIPMENT - 0.2%                            1,900  American Railcar Industries, Inc.                          56,639
                                                     4,700  Freightcar America, Inc.                                  226,399
                                                     5,400  Greenbrier Cos., Inc.                                     144,180
                                                    15,939  Westinghouse Air Brake Technologies Corp.                 549,736
                                                                                                                 ------------
                                                                                                                      976,954
                                                                                                                 ------------
RAILROADS - 0.2%                                    12,381  Florida East Coast Industries, Inc.                       776,165
                                                    11,475  Genesee & Wyoming, Inc. Class A (a)                       305,350
                                                                                                                 ------------
                                                                                                                    1,081,515
                                                                                                                 ------------
REAL ESTATE - 0.1%                                   1,200  AMREP Corp. (e)                                            92,700
                                                     1,800  Avatar Holdings, Inc. (a)(e)                              128,592
                                                     5,500  Bluegreen Corp. (a)                                        62,095
                                                     3,200  California Coastal Communities, Inc.                       64,928
                                                     1,800  Consolidated-Tomoka Land Co.                              135,810
                                                     4,800  Housevalues, Inc. (a)(e)                                   24,288
                                                     4,800  Resource Capital Corp.                                     77,472
                                                     3,115  Tejon Ranch Co. (a)                                       147,340
                                                                                                                 ------------
                                                                                                                      733,225
                                                                                                                 ------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                            VALUE
--------                                        ----------  -------------                                        ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.0%        12,901  Acadia Realty Trust                                  $    336,329
                                                    12,171  Affordable Residential Communities Inc. (a)               147,642
                                                     3,800  Agree Realty Corp.                                        129,732
                                                       567  Alexander's, Inc. (a)                                     233,434
                                                    10,876  Alexandria Real Estate Equities, Inc.                   1,091,624
                                                     9,550  American Campus Communities, Inc.                         289,270
                                                    41,400  American Financial Realty Trust (h)                       417,312
                                                    17,087  American Home Mortgage Investment Corp. (e)(h)            461,178
                                                    22,200  Anthracite Capital, Inc. (c)(h)                           266,400
                                                    14,400  Anworth Mortgage Asset Corp.                              140,688
                                                     5,500  Arbor Realty Trust, Inc.                                  167,420
                                                    19,000  Ashford Hospitality Trust, Inc. (h)                       226,860
                                                    21,420  BioMed Realty Trust, Inc.                                 563,346
                                                     1,000  CBRE Realty Finance, Inc.                                  13,230
                                                    14,700  Capital Lease Funding, Inc.                               157,437
                                                     2,900  Capital Trust, Inc.                                       132,153
                                                    17,800  Cedar Shopping Centers, Inc.                              288,360
                                                    12,400  Corporate Office Properties Trust (h)                     566,432
                                                    12,200  Cousins Properties, Inc.                                  400,892
                                                    30,500  Crescent Real Estate EQT Co. (h)                          611,830
                                                     4,500  Crystal River Capital, Inc.                               120,780
                                                    56,310  DCT Industrial Trust, Inc.                                666,147
                                                    15,200  Deerfield Triarc Capital Corp.                            227,848
                                                    28,350  DiamondRock Hospitality Co.                               538,650
                                                     7,740  Digital Realty Trust, Inc.                                308,826
                                                     7,427  Eastgroup Properties, Inc.                                379,000
                                                    11,200  Education Realty Trust, Inc.                              165,536
                                                     8,580  Entertainment Properties Trust                            516,945
                                                    17,240  Equity Inns, Inc.                                         282,391
                                                     7,594  Equity Lifestyle Properties, Inc.                         410,152
                                                    11,800  Equity One, Inc.                                          312,700
                                                    17,950  Extra Space Storage, Inc.                                 339,973
                                                    19,770  FelCor Lodging Trust, Inc.                                513,427
                                                    25,600  Fieldstone Investment Corp.                                78,592
                                                    17,000  First Industrial Realty Trust, Inc.                       770,100
                                                    10,200  First Potomac Realty Trust                                291,414
                                                    18,300  Franklin Street Properties Corp.                          350,994
                                                    46,600  Friedman Billings Ramsey Group, Inc. Class A              257,232
                                                    12,590  GMH Communities Trust                                     125,774
                                                     5,200  Getty Realty Corp.                                        149,448
                                                    11,656  Glimcher Realty Trust                                     314,945
                                                     5,150  Gramercy Capital Corp.                                    158,002
                                                    18,300  Healthcare Realty Trust, Inc.                             682,590
                                                    13,600  Hersha Hospitality Trust                                  160,208
                                                    18,500  Highland Hospitality Corp.                                329,300
                                                    20,500  Highwoods Properties, Inc.                                809,545
                                                    13,220  Home Properties, Inc.                                     698,148
                                                    27,900  HomeBanc Corp.                                             97,371

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                    34,500  IMPAC Mortgage Holdings, Inc. (e)                    $    172,500
                                                    21,600  Inland Real Estate Corp.                                  396,144
                                                    14,192  Innkeepers USA Trust                                      231,046
                                                    14,800  Investors Real Estate Trust                               156,732
                                                     6,600  JER Investors Trust, Inc.                                 125,532
                                                    30,400  KKR Financial Corp.                                       833,872
                                                     7,740  Kite Realty Group Trust                                   154,413
                                                     6,800  LTC Properties, Inc.                                      176,188
                                                    13,320  LaSalle Hotel Properties                                  617,515
                                                    26,692  Lexington Corporate Properties Trust                      564,002
                                                    25,990  Longview Fibre Co.                                        640,134
                                                    17,200  Luminent Mortgage Capital, Inc.                           153,768
                                                    25,100  MFA Mortgage Investments, Inc.                            193,270
                                                    14,900  Maguire Properties, Inc.                                  529,844
                                                    17,500  Medical Properties Trust, Inc.                            257,075
                                                    14,580  Meruelo Maddux Properties, Inc. (a)                       127,575
                                                     8,929  Mid-America Apartment Communities, Inc.                   502,346
                                                     7,429  National Health Investors, Inc.                           232,825
                                                    22,575  National Retail Properties, Inc.                          546,089
                                                    31,659  Nationwide Health Properties, Inc.                        989,660
                                                    18,900  Newcastle Investment Corp.                                524,097
                                                    22,200  NorthStar Realty Finance Corp.                            337,662
                                                    18,300  NovaStar Financial, Inc. (e)                               91,500
                                                    18,400  Omega Healthcare Investors, Inc.                          315,560
                                                     5,308  PS Business Parks, Inc.                                   374,320
                                                     6,204  Parkway Properties, Inc.                                  324,159
                                                    14,132  Pennsylvania Real Estate Investment Trust                 626,472
                                                    16,386  Post Properties, Inc.                                     749,332
                                                    13,247  Potlatch Corp.                                            606,448
                                                    23,910  RAIT Investment Trust                                     668,045
                                                     7,000  Ramco-Gershenson Properties Trust                         249,970
                                                    33,900  Realty Income Corp.                                       955,980
                                                     6,395  Redwood Trust, Inc.                                       333,691
                                                    12,500  Republic Property Trust                                   143,625
                                                     3,422  Saul Centers, Inc.                                        194,712
                                                    24,514  Senior Housing Properties Trust                           585,885
                                                     6,704  Sovran Self Storage, Inc.                                 371,469
                                                    35,100  Spirit Finance Corp.                                      522,990
                                                    24,900  Strategic Hotel Capital, Inc.                             569,463
                                                     8,043  Sun Communities, Inc.                                     249,494
                                                    22,400  Sunstone Hotel Investors, Inc.                            610,624
                                                     9,922  Tanger Factory Outlet Centers, Inc.                       400,750
                                                     2,875  Tarragon Corp.                                             29,814
                                                    14,370  U-Store-It Trust                                          289,124
                                                     3,927  Universal Health Realty Income Trust                      140,390
                                                     6,700  Urstadt Biddle Properties, Inc. Class A                   131,052

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                    17,365  Washington Real Estate Investment Trust              $    649,798
                                                     8,255  Winston Hotels, Inc.                                      124,073
                                                     7,200  Winthrop Realty Trust, Inc.                                47,592
                                                                                                                 ------------
                                                                                                                   35,516,228
                                                                                                                 ------------
RECREATIONAL VEHICLES & BOATS - 0.3%                 5,643  Arctic Cat, Inc.                                          109,982
                                                    20,199  Fleetwood Enterprises, Inc. (a)                           159,774
                                                     2,075  Marine Products Corp.                                      19,858
                                                     8,524  Monaco Coach Corp.                                        135,787
                                                    14,500  Polaris Industries, Inc. (e)                              695,710
                                                    12,490  Winnebago Industries, Inc. (e)                            420,039
                                                                                                                 ------------
                                                                                                                    1,541,150
                                                                                                                 ------------
RENTAL & LEASING SERVICES: COMMERCIAL - 0.2%         4,153  Electro Rent Corp. (a)                                     59,803
                                                     4,800  H&E Equipment Services, Inc. (a)                          103,200
                                                     2,300  Interpool, Inc.                                            56,166
                                                     5,900  Marlin Business Services, Inc. (a)                        129,092
                                                     6,510  McGrath RentCorp                                          206,172
                                                    12,500  Williams Scotsman International, Inc. (a)                 245,750
                                                                                                                 ------------
                                                                                                                      800,183
                                                                                                                 ------------
RENTAL & LEASING SERVICES: CONSUMER - 0.4%          13,893  Aaron Rents, Inc.                                         367,331
                                                     4,000  Amerco, Inc. (a)                                          279,960
                                                     7,895  Dollar Thrifty Automotive Group, Inc. (a)                 402,961
                                                    23,400  Rent-A-Center, Inc. (a)                                   654,732
                                                                                                                 ------------
                                                                                                                    1,704,984
                                                                                                                 ------------
RESTAURANTS - 1.9%                                  11,400  AFC Enterprises, Inc. (a)                                 228,570
                                                    28,400  Applebee's International, Inc.                            703,752
                                                     3,800  BJ's Restaurants, Inc. (a)                                 80,294
                                                    13,380  Bob Evans Farms, Inc.                                     494,391
                                                     3,225  Buffalo Wild Wings, Inc. (a)                              205,432
                                                    11,700  CBRL Group, Inc.                                          541,710
                                                    10,750  CEC Entertainment, Inc. (a)                               446,555
                                                    22,000  CKE Restaurants, Inc.                                     414,920
                                                     8,600  California Pizza Kitchen, Inc. (a)                        282,854
                                                     8,200  Chipotle Mexican Grill, Inc. Class B (a)                  470,680
                                                     7,400  Cosi, Inc. (a)                                             41,292
                                                    35,800  Denny's Corp. (a)                                         175,062
                                                    12,050  Domino's Pizza, Inc.                                      391,264
                                                     6,448  IHOP Corp.                                                378,175
                                                    12,518  Jack in the Box, Inc. (a)                                 865,369
                                                    17,400  Krispy Kreme Doughnuts, Inc. (a)(e)                       177,306
                                                     5,496  Landry's Restaurants, Inc.                                162,682
                                                     6,800  Luby's, Inc. (a)                                           66,436
                                                     2,700  McCormick & Schmick's Seafood Restaurants, Inc. (a)        72,387
                                                     1,100  Morton's Restaurant Group, Inc. (a)                        19,569
                                                    10,184  O'Charleys, Inc. (a)                                      196,449
                                                    10,408  P.F. Chang's China Bistro, Inc. (a)(e)                    435,887
                                                     9,896  Papa John's International, Inc. (a)                       290,942
                                                    13,677  Rare Hospitality International, Inc. (a)                  411,541

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                           VALUE
--------                                        ----------  -------------                                        ------------
                                                     6,900  Red Robin Gourmet Burgers, Inc. (a)                  $    267,858
                                                    19,400  Ruby Tuesday, Inc.                                        554,840
                                                     8,100  Ruth's Chris Steak House, Inc. (a)                        164,916
                                                    27,020  Sonic Corp. (a)                                           602,006
                                                     8,228  The Steak n Shake Co. (a)                                 137,984
                                                    15,800  Texas Roadhouse, Inc. Class A (a)                         225,150
                                                    19,150  Triarc Cos.                                               329,189
                                                                                                                 ------------
                                                                                                                    9,835,462
                                                                                                                 ------------
RETAIL - 4.2%                                        7,924  1-800-FLOWERS.COM, Inc. Class A (a)                        61,649
                                                    14,300  99 Cents Only Stores (a)                                  210,639
                                                     7,400  AC Moore Arts & Crafts, Inc. (a)                          157,916
                                                    19,750  Aeropostale, Inc. (a)                                     794,542
                                                     5,050  America's Car Mart, Inc. (a)(e)                            67,468
                                                     6,000  Asbury Automotive Group, Inc.                             169,500
                                                     6,700  bebe Stores, Inc.                                         116,446
                                                     9,000  Big 5 Sporting Goods Corp.                                233,280
                                                    41,600  Big Lots, Inc. (a)                                      1,301,248
                                                    72,700  Blockbuster, Inc. Class A (a)(e)                          468,188
                                                     5,800  Blue Nile, Inc. (a)(e)                                    235,828
                                                     3,200  The Bon-Ton Stores, Inc.                                  179,968
                                                     6,600  Books-A-Million, Inc.                                      93,984
                                                    22,600  Borders Group, Inc.                                       461,492
                                                     9,218  Brown Shoe Co., Inc.                                      387,156
                                                     3,973  The Buckle, Inc.                                          141,836
                                                     4,200  Build-A-Bear Workshop, Inc. (a)(e)                        115,374
                                                    13,934  CSK Auto Corp. (a)                                        239,665
                                                     9,500  Cabela's, Inc. Class A (a)                                235,695
                                                     6,150  Cache, Inc. (a)                                           109,162
                                                    12,400  Casual Male Retail Group, Inc. (a)                        146,692
                                                    10,995  The Cato Corp. Class A                                    257,173
                                                    25,834  Central Garden and Pet Co. Class A (a)                    379,760
                                                     6,100  Charlotte Russe Holding, Inc. (a)                         176,107
                                                    40,840  Charming Shoppes, Inc. (a)                                528,878
                                                     7,385  The Children's Place Retail Stores, Inc. (a)              411,788
                                                    13,928  Christopher & Banks Corp.                                 271,178
                                                     1,500  Conn's, Inc. (a)(e)                                        37,125
                                                    10,376  Cost Plus, Inc. (a)(e)                                    103,760
                                                       500  DEB Shops, Inc.                                            13,540
                                                     6,709  dELiA*s, Inc. (a)                                          61,589
                                                    18,090  Dress Barn, Inc. (a)                                      376,453
                                                    18,700  drugstore.com, Inc. (a)                                    48,246
                                                    13,200  Ezcorp, Inc. (a)                                          194,436
                                                     3,900  FTD Group, Inc.                                            64,467
                                                    16,935  Fred's, Inc.                                              248,944
                                                    12,800  GSI Commerce, Inc. (a)                                    289,152
                                                     7,900  Gaiam, Inc. (a)                                           124,346
                                                     9,238  Genesco, Inc. (a)                                         383,654
                                                    17,400  Global Imaging Systems, Inc. (a)                          339,300

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                            VALUE
--------                                        ----------  -------------                                        ------------
                                                     9,832  Group 1 Automotive, Inc.                             $    391,019
                                                    11,439  Guitar Center, Inc. (a)                                   516,128
                                                    12,158  Gymboree Corp. (a)                                        487,171
                                                    15,581  HOT Topic, Inc. (a)                                       172,949
                                                    13,575  Hibbett Sports, Inc. (a)                                  388,109
                                                    18,098  Insight Enterprises, Inc. (a)                             325,402
                                                     9,705  Jo-Ann Stores, Inc. (a)                                   264,461
                                                     7,333  Jos. A. Bank Clothiers, Inc. (a)                          259,222
                                                     1,288  Lawson Products, Inc.                                      48,789
                                                     5,500  Lithia Motors, Inc. Class A                               150,755
                                                     6,700  MarineMax, Inc. (a)                                       155,306
                                                    17,300  Men's Wearhouse, Inc.                                     813,965
                                                     5,700  New York & Co. (a)                                         90,003
                                                     4,800  Overstock.com, Inc. (a)                                    79,680
                                                    21,410  PEP Boys-Manny, Moe & Jack                                408,717
                                                    27,600  Pacific Sunwear of California, Inc. (a)                   574,908
                                                     8,800  The Pantry, Inc. (a)                                      397,936
                                                    22,600  Payless Shoesource, Inc. (a)                              750,320
                                                     8,200  PetMed Express, Inc. (a)                                   97,170
                                                    27,599  Pier 1 Imports, Inc.                                      190,709
                                                     9,316  Priceline.com, Inc. (a)                                   496,170
                                                     1,000  PriceSmart, Inc.                                           15,360
                                                    13,300  Restoration Hardware, Inc. (a)                             87,248
                                                     6,700  Retail Ventures, Inc. (a)                                 141,035
                                                     8,800  Rush Enterprises, Inc. Class A (a)                        169,048
                                                     3,747  Russ Berrie & Co., Inc. (a)                                52,833
                                                     8,554  School Specialty, Inc. (a)                                308,885
                                                     9,200  Sonic Automotive, Inc.                                    262,200
                                                    13,650  Stage Stores, Inc.                                        318,182
                                                     8,803  Stamps.com, Inc. (a)                                      126,499
                                                     7,824  Stein Mart, Inc.                                          127,688
                                                       200  Syms Corp. (a)                                              3,730
                                                     2,000  Systemax, Inc. (e)                                         37,460
                                                     7,300  Talbots, Inc.                                             172,426
                                                    10,390  Tuesday Morning Corp.                                     154,188
                                                    11,166  Tween Brands, Inc. (a)                                    398,850
                                                    16,380  United Natural Foods, Inc. (a)                            501,883
                                                     9,856  ValueVision Media, Inc. Class A (a)                       121,820
                                                     3,900  Volcom, Inc. (a)                                          134,004
                                                    28,500  The Wet Seal, Inc. Class A (a)                            186,675
                                                    15,500  Zale Corp. (a)                                            408,890
                                                     5,900  Zumiez, Inc. (a)                                          236,708
                                                                                                                 ------------
                                                                                                                   21,262,125
                                                                                                                 ------------
SAVINGS & LOAN - 1.8%                                6,237  Anchor Bancorp Wisconsin, Inc.                            176,819
                                                     8,750  BFC Financial Corp. (a)                                    38,500
                                                    23,438  Bank Mutual Corp.                                         266,490
                                                    18,142  BankAtlantic Bancorp, Inc. Class A                        198,836
                                                    13,273  BankUnited Financial Corp. Class A                        281,520

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                            VALUE
--------                                        ----------  -------------                                        ------------
                                                     4,500  Berkshire Hills Bancorp, Inc.                        $    151,425
                                                    24,887  Brookline Bancorp, Inc.                                   315,318
                                                     1,500  Citizens First Bancorp, Inc.                               34,170
                                                     4,842  Coastal Financial Corp.                                    75,535
                                                     9,549  Dime Community Bancshares, Inc.                           126,333
                                                     8,200  Downey Financial Corp.                                    529,228
                                                     3,826  First Financial Holdings, Inc.                            132,380
                                                     6,700  First Indiana Corp.                                       146,395
                                                    43,053  First Niagara Financial Group, Inc.                       598,867
                                                     4,000  First Place Financial Corp.                                85,800
                                                     9,950  First Republic Bank                                       534,315
                                                     6,700  FirstFed Financial Corp. (a)(e)                           380,761
                                                    11,250  Flagstar Bancorp, Inc.                                    134,437
                                                     7,875  Flushing Financial Corp.                                  127,811
                                                     2,978  Great Southern Bancorp, Inc.                               87,196
                                                     3,750  Horizon Financial Corp.                                    82,800
                                                     3,050  IBERIABANK Corp.                                          169,763
                                                     1,800  ITLA Capital Corp.                                         93,636
                                                     9,100  KNBT Bancorp, Inc.                                        134,134
                                                     6,600  Kearny Financial Corp.                                     94,908
                                                    13,160  MAF Bancorp, Inc.                                         544,034
                                                       300  NASB Financial, Inc.                                       10,395
                                                    20,811  NetBank, Inc.                                              45,992
                                                    37,600  NewAlliance Bancshares, Inc.                              609,496
                                                     4,867  Northwest Bancorp, Inc.                                   131,847
                                                     5,896  OceanFirst Financial Corp.                                102,296
                                                    13,965  Ocwen Financial Corp. (a)                                 179,730
                                                     8,211  PFF Bancorp, Inc.                                         249,040
                                                    14,228  Partners Trust Financial Group, Inc.                      162,626
                                                    23,958  Provident Financial Services, Inc.                        418,067
                                                    12,689  Provident New York Bancorp                                179,549
                                                     3,200  Rockville Financial, Inc.                                  48,096
                                                       400  Roma Financial Corp. (a)                                    6,200
                                                    19,043  Sterling Financial Corp.                                  593,951
                                                     8,300  TierOne Corp.                                             224,432
                                                     8,561  United Community Financial Corp.                           94,599
                                                     1,400  ViewPoint Financial Group                                  24,290
                                                    34,533  W Holding Co., Inc.                                       172,665
                                                     9,112  Westfield Financial, Inc.                                  97,681
                                                     7,770  Willow Grove Bancorp, Inc.                                100,233
                                                                                                                 ------------
                                                                                                                    8,992,596
                                                                                                                 ------------
SCIENTIFIC EQUIPMENT & SUPPLIERS - 0.2%             12,835  Newport Corp. (a)                                         210,109
                                                    11,835  Varian, Inc. (a)                                          689,507
                                                                                                                 ------------
                                                                                                                      899,616
                                                                                                                 ------------
SECURITIES BROKERAGE & SERVICES - 0.4%              16,545  CharterMac                                                320,146
                                                     4,900  GFI Group, Inc. (a)                                       333,053
                                                     4,200  Gladstone Investment Corp.                                 62,454
                                                     1,500  KBW, Inc. (a)                                              52,140

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                            VALUE
--------                                        ----------  -------------                                        ------------
                                                    35,000  Knight Capital Group, Inc. Class A (a)(h)            $    554,400
                                                    16,800  LaBranche & Co., Inc. (a)                                 137,088
                                                    13,800  MarketAxess Holdings, Inc. (a)                            231,012
                                                     6,600  optionsXpress Holdings, Inc.                              155,364
                                                     3,900  Penson Worldwide, Inc. (a)                                117,741
                                                     7,506  SWS Group, Inc.                                           186,224
                                                     4,000  Thomas Weisel Partners Group, Inc. (a)                     76,080
                                                                                                                 ------------
                                                                                                                    2,225,702
                                                                                                                 ------------
SERVICES: COMMERCIAL - 3.6%                         16,170  ABM Industries, Inc. (h)                                  426,726
                                                    13,205  AMN Healthcare Services, Inc. (a)                         298,697
                                                     7,361  Administaff, Inc.                                         259,107
                                                     7,300  The Advisory Board Co. (a)                                369,526
                                                     8,800  Ambassadors Group, Inc.                                   292,512
                                                     1,700  Ambassadors International, Inc.                            78,438
                                                     1,000  Barrett Business Services                                  23,050
                                                    24,253  CBIZ, Inc. (a)                                            172,196
                                                     6,001  CDI Corp.                                                 173,549
                                                     4,900  CRA International, Inc. (a)                               255,682
                                                     6,978  Casella Waste Systems, Inc. (a)                            68,105
                                                     2,800  Central Parking Corp.                                      62,104
                                                     8,672  Chemed Corp.                                              424,581
                                                     6,850  CoStar Group, Inc. (a)                                    306,058
                                                     6,600  Coinmach Service Corp. Class A                             70,026
                                                    10,992  Coinstar, Inc. (a)                                        344,050
                                                     3,900  Cornell Cos., Inc. (a)                                     78,858
                                                    13,400  Cross Country Healthcare, Inc. (a)                        244,282
                                                     9,800  Diamond Management & Technology Consultants, Inc.         114,562
                                                     7,100  DynCorp. International, Inc. (a)                          107,139
                                                     7,704  Exponent, Inc. (a)                                        153,695
                                                    13,041  FTI Consulting, Inc. (a)                                  438,047
                                                     3,800  First Advantage Corp. Class A (a)                          91,086
                                                    10,000  First Consulting Group, Inc. (a)                           91,000
                                                     4,481  Forrester Research, Inc. (a)                              127,081
                                                     6,777  G&K Services, Inc. Class A                                245,870
                                                     7,650  The Geo Group, Inc. (a)                                   346,698
                                                    11,100  Gevity HR, Inc.                                           219,114
                                                    24,300  Harris Interactive, Inc. (a)                              146,529
                                                     7,458  Heidrick & Struggles International, Inc. (a)              361,340
                                                    15,800  Home Solutions of America, Inc. (a)(e)                     75,050
                                                    10,400  Hudson Highland Group, Inc. (a)                           162,136
                                                     1,300  ICT Group, Inc. (a)                                        22,750
                                                    35,900  IKON Office Solutions, Inc.                               515,883
                                                    12,400  Jackson Hewitt Tax Service, Inc.                          399,032
                                                     6,768  Kelly Services, Inc. Class A                              217,930
                                                     6,300  Kenexa Corp. (a)                                          196,119
                                                    11,700  Kforce, Inc. (a)                                          161,109
                                                     8,100  The Knot, Inc. (a)                                        174,393
                                                    16,868  Korn/Ferry International (a)                              386,952

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                            VALUE
--------                                        ----------  -------------                                        ------------
                                                    17,322  Labor Ready, Inc. (a)                                $    328,945
                                                    11,700  Lightbridge, Inc. (a)                                     205,569
                                                     4,300  Liquidity Services, Inc. (a)                               72,842
                                                     8,704  MAXIMUS, Inc.                                             300,114
                                                    33,905  MPS Group, Inc. (a)                                       479,756
                                                     4,942  Midas, Inc. (a)                                           106,599
                                                     5,100  Monro Muffler, Inc.                                       179,010
                                                    13,523  Navigant Consulting, Inc. (a)                             267,214
                                                    16,900  Net 1 UEPS Technologies, Inc. (a)                         420,472
                                                     4,117  NetRatings, Inc. (a)                                       85,634
                                                    14,700  On Assignment, Inc. (a)                                   182,427
                                                    17,364  PHH Corp. (a)                                             530,644
                                                    10,900  People Support, Inc. (a)                                  124,805
                                                     7,800  Perficient, Inc. (a)                                      154,284
                                                     4,260  Pre-Paid Legal Services, Inc. (a)(e)                      213,469
                                                     5,700  The Providence Service Corp. (a)                          135,204
                                                    15,100  Regis Corp.                                               609,587
                                                    17,532  Resources Connection, Inc. (a)                            560,849
                                                     9,402  Rollins, Inc.                                             216,340
                                                    13,800  Sirva, Inc. (a)                                            49,266
                                                    14,200  Source Interlink Cos., Inc. (a)                            95,282
                                                    18,229  Spherion Corp. (a)                                        160,780
                                                       900  Standard Parking Corp. (a)                                 31,833
                                                     5,940  Startek, Inc.                                              58,153
                                                    28,900  Synagro Technologies, Inc.                                164,730
                                                    10,889  TeleTech Holdings, Inc. (a)                               399,517
                                                    20,331  Tetra Tech, Inc. (a)                                      387,509
                                                     1,700  Travelzoo, Inc. (a)                                        62,509
                                                     4,400  Unifirst Corp.                                            168,828
                                                     3,600  Vertrue, Inc. (a)                                         173,196
                                                     6,800  Viad Corp.                                                262,480
                                                     5,038  Volt Information Sciences, Inc. (a)                       131,945
                                                    25,427  Waste Connections, Inc. (a)                               761,284
                                                     1,300  Waste Industries USA, Inc.                                 35,711
                                                     9,733  Waste Services, Inc. (a)                                   96,746
                                                    14,115  Watson Wyatt Worldwide, Inc.                              686,695
                                                    18,113  Wireless Facilities, Inc. (a)                              23,547
                                                     9,900  World Fuel Services Corp.                                 457,974
                                                                                                                 ------------
                                                                                                                   18,082,811
                                                                                                                 ------------
SHIPPING - 0.2%                                     20,800  American Commercial Lines, Inc. (a)(h)                    654,160
                                                     7,400  Gulfmark Offshore, Inc. (a)                               323,010
                                                     4,300  Horizon Lines, Inc. Class A                               141,126
                                                    10,700  Star Maritime Acquisition Corp. (a)                       109,675
                                                                                                                 ------------
                                                                                                                    1,227,971
                                                                                                                 ------------
SHOES - 0.7%                                         4,200  CROCS, Inc. (a)                                           198,450
                                                     6,500  DSW, Inc. Class A (a)                                     274,365
                                                     4,400  Deckers Outdoor Corp. (a)                                 312,488
                                                    13,566  The Finish Line, Inc. Class A                             170,932

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                            VALUE
--------                                        ----------  -------------                                        ------------
                                                    15,600  Iconix Brand Group, Inc. (a)                         $    318,240
                                                    10,596  K-Swiss, Inc. Class A                                     286,304
                                                     4,992  Kenneth Cole Productions, Inc. Class A                    128,145
                                                     4,100  Shoe Carnival, Inc. (a)                                   136,530
                                                     4,655  Skechers U.S.A., Inc. Class A (a)                         156,268
                                                     8,268  Steven Madden Ltd.                                        241,426
                                                    11,635  Stride Rite Corp.                                         179,063
                                                    16,200  Timberland Co. Class A (a)                                421,686
                                                       600  Weyco Group, Inc.                                          15,588
                                                    18,208  Wolverine World Wide, Inc.                                520,203
                                                                                                                 ------------
                                                                                                                    3,359,688
                                                                                                                 ------------
STEEL - 0.6%                                        37,927  AK Steel Holding Corp. (a)(h)                             887,113
                                                    17,090  Chaparral Steel Co.                                       994,125
                                                     7,534  Gibraltar Industries, Inc.                                170,419
                                                     4,100  Olympic Steel, Inc.                                       127,059
                                                     9,050  Schnitzer Steel Industries, Inc. Class A                  363,539
                                                     5,200  Steel Technologies, Inc.                                  153,816
                                                     3,600  Wheeling-Pittsburgh Corp. (a)                              85,284
                                                    28,100  Worthington Industries, Inc. (e)                          578,298
                                                                                                                 ------------
                                                                                                                    3,359,653
                                                                                                                 ------------
SUGAR - 0.0%                                         4,900  Imperial Sugar Co. New Shares (e)                         164,297
                                                                                                                 ------------
TELECOMMUNICATIONS EQUIPMENT - 1.0%                 53,000  Andrew Corp. (a)                                          561,270
                                                    40,300  Arris Group, Inc. (a)                                     567,424
                                                     5,285  Audiovox Corp. Class A (a)                                 77,848
                                                    15,161  Belden CDT, Inc.                                          812,478
                                                    17,934  C-COR, Inc. (a)                                           248,565
                                                     5,300  CalAmp Corp. (a)                                           45,739
                                                    18,100  Interdigital Communications Corp. (a)                     573,227
                                                    11,900  Mastec, Inc. (a)                                          131,019
                                                    15,199  Plantronics, Inc.                                         359,000
                                                    32,400  Polycom, Inc. (a)                                       1,079,892
                                                    50,877  Powerwave Technologies, Inc. (a)                          289,490
                                                     8,100  Radyne Corp. (a)                                           73,872
                                                    19,000  Symmetricom, Inc. (a)                                     157,700
                                                                                                                 ------------
                                                                                                                    4,977,524
                                                                                                                 ------------
TEXTILE PRODUCTS - 0.1%                             15,121  Interface, Inc. Class A                                   241,785
                                                                                                                 ------------
TEXTILES APPAREL MANUFACTURERS - 1.1%               18,700  Carter's, Inc. (a)                                        473,858
                                                     2,500  Cherokee, Inc.                                            107,650
                                                     5,400  Columbia Sportswear Co.                                   336,474
                                                    15,370  Guess?, Inc.                                              622,331
                                                     6,400  Hartmarx Corp. (a)                                         47,360
                                                     7,970  J. Crew Group, Inc. (a)                                   320,155
                                                     7,482  Kellwood Co.                                              219,447
                                                     6,500  Maidenform Brands, Inc. (a)                               149,955
                                                     4,842  Oxford Industries, Inc.                                   239,388
                                                     5,550  Perry Ellis International, Inc. (a)                       177,545
                                                    20,454  Phillips-Van Heusen Corp.                               1,202,695

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                            VALUE
--------                                        ----------  -------------                                        ------------
                                                    40,100  Quiksilver, Inc. (a)                                 $    465,160
                                                     6,100  True Religion Apparel, Inc. (a)(e)                         99,064
                                                     7,900  Under Armour, Inc. Class A (a)                            405,270
                                                    18,100  The Warnaco Group, Inc. (a)                               514,040
                                                                                                                 ------------
                                                                                                                    5,380,392
                                                                                                                 ------------
TIRES & RUBBER - 0.1%                                3,574  Bandag, Inc.                                              181,166
                                                    23,800  Cooper Tire & Rubber Co.                                  435,302
                                                     4,700  Titan International, Inc.                                 119,051
                                                                                                                 ------------
                                                                                                                      735,519
                                                                                                                 ------------
TOBACCO - 0.3%                                      37,855  Alliance One International, Inc. (a)(h)                   349,402
                                                     4,920  Schweitzer-Mauduit International, Inc.                    122,262
                                                     9,956  Universal Corp.                                           610,801
                                                    15,733  Vector Group Ltd. (e)                                     294,364
                                                                                                                 ------------
                                                                                                                    1,376,829
                                                                                                                 ------------
TOYS - 0.2%                                         10,730  Jakks Pacific, Inc. (a)                                   256,447
                                                    10,800  Leapfrog Enterprises, Inc. (a)                            115,560
                                                    17,400  Marvel Entertainment, Inc. (a)                            482,850
                                                                                                                 ------------
                                                                                                                      854,857
                                                                                                                 ------------
TRANSPORTATION MISCELLANEOUS - 0.2%                 10,600  Celadon Group, Inc. (a)                                   177,020
                                                     2,100  Dynamex, Inc. (a)                                          53,424
                                                    12,800  HUB Group, Inc. Class A (a)                               371,072
                                                    14,900  Pacer International, Inc.                                 401,406
                                                     4,100  U.S. Xpress Enterprises, Inc. Class A (a)                  70,766
                                                                                                                 ------------
                                                                                                                    1,073,688
                                                                                                                 ------------
TRUCKERS - 0.5%                                     10,341  Arkansas Best Corp.                                       367,623
                                                    12,732  Forward Air Corp.                                         418,628
                                                    19,173  Heartland Express, Inc.                                   304,467
                                                    17,662  Knight Transportation, Inc.                               314,737
                                                     4,450  Marten Transport Ltd. (a)                                  70,666
                                                     9,425  Old Dominion Freight Line, Inc. (a)                       271,534
                                                     1,100  P.A.M. Transportation Services, Inc. (a)                   22,682
                                                       100  Patriot Transportation Holding, Inc. (a)                    8,961
                                                     1,000  Quality Distribution, Inc. (a)                              8,650
                                                     5,981  Saia, Inc. (a)                                            142,049
                                                     4,100  USA Truck, Inc. (a)                                        63,714
                                                     1,700  Universal Truckload Services, Inc. (a)                     41,157
                                                    21,000  Werner Enterprises, Inc.                                  381,570
                                                                                                                 ------------
                                                                                                                    2,416,438
                                                                                                                 ------------
UTILITIES: CABLE TV & RADIO - 0.0%                  24,500  Mediacom Communications Corp. Class A (a)                 199,430
                                                                                                                 ------------
UTILITIES: ELECTRICAL - 1.6%                         9,166  Allete, Inc.                                              427,319
                                                    16,575  Avista Corp.                                              401,612
                                                    12,700  Black Hills Corp.                                         466,979
                                                     4,989  CH Energy Group, Inc.                                     242,914
                                                    21,967  Cleco Corp.                                               567,408
                                                    30,040  Duquesne Light Holdings, Inc.                             594,492
                                                    19,008  El Paso Electric Co. (a)                                  500,861
                                                     8,668  The Empire District Electric Co.                          214,966

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                            VALUE
--------                                        ----------  -------------                                        ------------
                                                    16,700  IDACORP, Inc.                                        $    565,128
                                                     7,100  ITC Holdings Corp.                                        307,359
                                                     6,145  MGE Energy, Inc.                                          217,902
                                                    11,300  NorthWestern Corp.                                        400,359
                                                     9,186  Otter Tail Corp.                                          314,529
                                                    28,500  PNM Resources, Inc.                                       920,550
                                                     4,100  Pike Electric Corp. (a)                                    74,128
                                                    10,500  Portland General Electric Co.                             306,600
                                                    10,167  UIL Holdings Corp.                                        352,795
                                                    13,783  Unisource Energy Corp.                                    517,552
                                                    32,200  Westar Energy, Inc.                                       886,144
                                                                                                                 ------------
                                                                                                                    8,279,597
                                                                                                                 ------------
UTILITIES: GAS DISTRIBUTORS - 0.9%                   5,322  Cascade Natural Gas Corp.                                 140,235
                                                     2,200  EnergySouth, Inc.                                          92,246
                                                     6,048  The Laclede Group, Inc.                                   187,972
                                                    10,974  New Jersey Resources Corp.                                549,249
                                                    16,800  Nicor, Inc.                                               813,456
                                                    10,899  Northwest Natural Gas Co.                                 497,757
                                                    25,400  Piedmont Natural Gas Co.                                  670,052
                                                    11,632  South Jersey Industries, Inc.                             442,598
                                                    13,090  Southwest Gas Corp.                                       508,808
                                                    17,500  WGL Holdings, Inc.                                        559,650
                                                                                                                 ------------
                                                                                                                    4,462,023
                                                                                                                 ------------
UTILITIES: MISCELLANEOUS - 0.1%                    122,100  Aquila, Inc. (a)                                          510,378
                                                                                                                 ------------
UTILITIES: TELECOMMUNICATIONS - 1.2%                17,700  Alaska Communications Systems Group, Inc.                 261,075
                                                     1,000  Atlantic Tele-Network, Inc.                                26,130
                                                     8,155  CT Communications, Inc.                                   196,535
                                                     5,626  Centennial Communications Corp. (a)                        46,302
                                                    94,800  Cincinnati Bell, Inc. (a)                                 445,560
                                                         1  Citizens Communications Co.                                    11
                                                     7,200  Consolidated Communications Holdings, Inc.                143,208
                                                    52,500  Dobson Communications Corp. Class A (a)                   450,450
                                                     1,900  Eschelon Telecom, Inc. (a)                                 54,910
                                                    10,400  FairPoint Communications, Inc.                            199,784
                                                    39,050  FiberTower Corp. (a)(e)                                   202,669
                                                    16,939  General Communication, Inc. Class A (a)                   237,146
                                                     4,200  Globalstar, Inc. (a)(e)                                    44,520
                                                     8,392  Golden Telecom, Inc. (f)                                  464,749
                                                    19,100  IDT Corp. Class B                                         216,785
                                                    13,600  Iowa Telecommunications Services, Inc.                    272,000
                                                     6,200  iPCS, Inc. (a)                                            303,738
                                                     6,900  NTELOS Holdings Corp.                                     132,618
                                                     4,121  North Pittsburgh Systems, Inc.                             89,714
                                                     1,200  ORBCOMM, Inc. (a)                                          15,300
                                                    24,620  PAETEC Holding Corp. (a)                                  258,018
                                                    28,300  Premiere Global Services, Inc. (a)                        317,526
                                                     8,500  RCN Corp. (a)                                             217,175

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

                                                  SHARES
INDUSTRY                                           HELD     COMMON STOCKS                                            VALUE
--------                                        ----------  -------------                                        ------------
                                                     1,700  Shenandoah Telecom Co.                               $     80,053
                                                     4,600  SureWest Communications                                   114,402
                                                    49,200  Time Warner Telecom, Inc. Class A (a)                   1,021,884
                                                    10,420  USA Mobility, Inc.                                        207,671
                                                                                                                 ------------
                                                                                                                    6,019,933
                                                                                                                 ------------
UTILITIES: WATER - 0.2%                              5,485  American States Water Co.                                 202,232
                                                     6,596  California Water Service Group                            252,759
                                                     4,248  SJW Corp.                                                 171,959
                                                    11,383  Southwest Water Co. (e)                                   164,143
                                                                                                                 ------------
                                                                                                                      791,093
                                                                                                                 ------------
WHOLESALE & INTERNATIONAL TRADE - 0.1%              12,525  Central European Distribution Corp. (a)                   364,603
                                                                                                                 ------------
WHOLESALERS - 0.3%                                  20,230  Brightpoint, Inc. (a)                                     231,431
                                                     4,100  Houston Wire & Cable Co. (a)(e)                           114,882
                                                    13,900  LKQ Corp. (a)                                             303,854
                                                       900  MWI Veterinary Supply, Inc. (a)                            29,700
                                                     9,100  Prestige Brands Holdings, Inc. (a)                        107,835
                                                    12,069  United Stationers, Inc. (a)                               723,174
                                                                                                                 ------------
                                                                                                                    1,510,876
                                                                                                                 ------------
                                                            TOTAL COMMON STOCKS
                                                            (COST - $371,015,935) - 94.8%                         481,883,399
                                                                                                                 ------------
                                                            EXCHANGE-TRADED FUNDS
                                                   169,590  iShares Russell 2000 Index Fund (e)                    13,475,621
                                                                                                                 ------------
                                                            TOTAL EXCHANGE-TRADED FUNDS
                                                            (COST - $12,334,264) - 2.6%                            13,475,621
                                                                                                                 ------------
                                                            MUTUAL FUNDS
INVESTMENT MANAGEMENT COMPANIES - 0.0%               4,400  Gladstone Capital Corp. (e)                               104,192
                                                                                                                 ------------
                                                            TOTAL MUTUAL FUNDS (COST - $92,876) - 0.0%                104,192
                                                                                                                 ------------

                                                BENEFICIAL
                                                 INTEREST   OTHER INTERESTS (B)
                                               -----------  -------------------
OIL: CRUDE PRODUCERS - 0.0%                    $       500  PetroCorp Incorporated (Escrow Shares)                          0
                                                                                                                 ------------
                                                            TOTAL OTHER INTERESTS (COST - $0) - 0.0%                        0
                                                                                                                 ------------
                                                            SHORT-TERM SECURITIES
                                                35,057,418  BlackRock Liquidity Series, LLC
                                                            Cash Sweep Series, 5.26% (c)(g)                        35,057,418
                                                43,053,610  BlackRock Liquidity Series, LLC
                                                            Money Market Series, 5.33% (c)(d)(g)                   43,053,610
                                                                                                                 ------------
                                                            TOTAL SHORT-TERM SECURITIES
                                                            (COST - $78,111,028) - 15.4%                           78,111,028
                                                                                                                 ------------
                                                            TOTAL INVESTMENTS (COST - $461,554,103*) - 112.8%     573,574,240
                                                            LIABILITIES IN EXCESS OF OTHER ASSETS - (12.8%)       (65,205,653)
                                                                                                                 ------------
                                                            NET ASSETS - 100.0%                                  $508,368,587
                                                                                                                 ============

* The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $466,687,675
                                ============
Gross unrealized appreciation   $129,806,888
Gross unrealized depreciation    (22,920,323)
                                ------------
Net unrealized appreciation     $106,886,565
                                ============

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2007

(a)  Non-income producing security.

(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                         INTEREST/
                                   PURCHASE         SALE      REALIZED    DIVIDEND
AFFILIATE                            COST           COST        GAIN       INCOME
---------                         ----------    -----------   --------   ---------
BlackRock Liquidity Series, LLC
Cash Sweep Series                         --    $73,755,532*     --       $888,909
BlackRock Liquidity Series, LLC
Money Market Series               $8,887,130**           --      --       $105,782
Anthracite Capital, Inc.                  --             --      --       $  6,438

*    Represents net sale cost.

**   Represents net purchase cost.

(d)  Security was purchased with the cash proceeds from securities loans.

(e)  Security, or a portion of security, is on loan.

(f)  Depositary receipts.

(g)  Represents the current yield as of March 31, 2007.

(h)  Security held as collateral in connection with open future contracts.

- For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

- Financial futures contracts purchased as of March 31, 2007, were as follows:

NUMBER OF                        EXPIRATION       FACE       UNREALIZED
CONTRACTS   ISSUE                   DATE         VALUE      APPRECIATION
---------   ------------------   ----------   -----------   ------------
    91      Russell 2000 Index    June 2007   $35,615,660    $1,148,340

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT     VALUE
                                                                              ----------   ---------
                                                                              (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 1.38%
   Allstate Life Global Funding, 3.59%, Due 3/1/2010 ++ ...................   $      100   $      94
   Lehman Brothers Holdings, Inc., 3.81%, Due 6/2/2009 ++ .................          105         103
   Merrill Lynch a Co., Inc., 3.701%, Due 3/2/2009 ++ .....................          100          97
   SLM Corp., 4.66%, Due 1/31/2014 ++ .....................................          167         156
   Toyota Motor Credit Corp., 4.79%, Due 2/5/2016 ++ ......................          110         105
                                                                                           ---------
   TOTAL CORPORATE OBLIGATIONS ............................................                      555
                                                                                           ---------
SOVEREIGN OBLIGATIONS - 1.19%
   Deutsche Bundesrepublik, 1.50%, Due 4/15/2016 # ........................          228         294
   France Government Bond OAT, 1.00%, Due 7/25/2017 # .....................          153         185
                                                                                           ---------
   TOTAL SOVEREIGN OBLIGATIONS ............................................                      479
                                                                                           ---------
U.S. AGENCY OBLIGATIONS - 0.25%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.25%
      3.681%, Due 2/17/2009 ++ ............................................          100          98
                                                                                           ---------
U.S. TREASURY OBLIGATIONS - 89.43%
      3.875%, Due 1/15/2009 # .............................................          957         991
      4.25%, Due 1/15/2010 # ..............................................        1,131       1,203
      0.875%, Due 4/15/2010 # .............................................        4,242       4,102
      3.50%, Due 1/15/2011 # ..............................................        2,361       2,493
      2.375%, Due 4/15/2011 # .............................................          357         362
      3.375%, Due 1/15/2012 # .............................................        5,118       5,430
      3.00%, Due 7/15/2012 # ..............................................        3,501       3,670
      1.875%, Due 7/15/2013 # .............................................        1,047       1,033
      2.00%, Due 1/15/2014 # ..............................................        2,909       2,880
      2.00%, Due 7/15/2014 # ..............................................          966         957
      1.625%, Due 1/15/2015 # .............................................        1,813       1,740
      1.875%, Due 7/15/2015 # .............................................        4,662       4,557
      2.00%, Due 1/15/2016 # ..............................................        2,590       2,550
      2.50%, Due 7/15/2016 # ..............................................        2,219       2,277
      2.375%, Due 1/15/2017 # .............................................        1,139       1,156
      2.00%, Due 1/15/2026 # ..............................................          510         485
                                                                                           ---------
   TOTAL U.S. TREASURY OBLIGATIONS ........................................                   35,886
                                                                                           ---------

                                                                                SHARES
                                                                              ----------
SHORT TERM INVESTMENTS - 3.22%
   American Beacon Money Market Select Fund * .............................    1,291,164       1,291
                                                                                           ---------
TOTAL INVESTMENTS - 95.47% (Cost $37,984) .................................                $  38,309
OTHER ASSETS, NET OF LIABILITIES - 4.53% ..................................                    1,817
                                                                                           ---------
TOTAL NET ASSETS - 100.00% ................................................                $  40,126
                                                                                           =========

                             See accompanying notes

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SCHEDULE OF INVESTMENTS - CONTINUED
March 31, 2007 (Unaudited)

        Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

#       Inflation-Indexed Note

*       The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

         Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

         Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

         Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

         Securities for which the market prices are not readily available or are not reflective of the fair value of the security will be priced at a fair value following procedures approved by the Board of Trustees (the "Board"). In the light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

         Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.


   Currency Translation

         All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

Cost of Investments for Federal Income Tax Purposes

          As of March 31, 2007, the cost of investments for federal income tax purposes was as follows (in thousands):

                               Cost Basis of
                               Investments for                                      Net Unrealized
                               Federal Income      Unrealized        Unrealized      Appreciation/
         Fund                  Tax Purposes      Appreciation      Depreciation     (Depreciation)
           ----               ---------------     -----------      ------------     --------------
Treasury Inflation
   Protected Securities        $ 38,130                 $215            $ (36)            $ 179


The American Beacon U.S. Government Money Market Fund invests all of its investable assets in the American Beacon Master U.S. Government Money Market Portfolio. The Schedule of Investments for the American Beacon Master U.S. Government Money Market Portfolio for the fiscal quarter ended
March 31, 2007 is provided below.



AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2007 (Unaudited)

                                                                              PAR AMOUNT     VALUE
                                                                              ----------   ---------
                                                                              (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 5.51%
FEDERAL FARM CREDIT BANK - 1.29%
   5.10%, Due 8/14/2007 ...................................................   $   10,851   $  10,645
                                                                                           ---------
FEDERAL HOME LOAN BANK - 4.00%
   5.22%, Due 4/4/2007 ++ .................................................       10,000      10,000
   3.875%, Due 6/8/2007 ...................................................        5,000       4,987
   5.20%, Due 6/8/2007 ++ .................................................        3,000       3,000
   5.30%, Due 2/22/2008 ...................................................       15,000      14,998
                                                                                           ---------
                                                                                              32,985
                                                                                           ---------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.22%
   5.11%, Due 5/31/2007 # .................................................          566         561
   5.105%, Due 6/1/2007 # .................................................        1,250       1,240
                                                                                           ---------
                                                                                               1,801
                                                                                           ---------
TOTAL U.S. AGENCY OBLIGATIONS .............................................                   45,431
                                                                                           ---------
REPURCHASE AGREEMENTS - 94.42%
   Bane of America Securities, LLC, 5.438%, Due 4/2/2007
      (Held at Bank of New York, Collateralized by U.S.
      Government Obligations valued at $306,000, 5.0%, 6/1/2035) ..........      300,000     300,000
   Barclays Capital, Inc., 5.38%, Due 4/2/2007
      (Held at Bank of New York, Collateralized by U.S. Government
      Obligations valued at $306,000, 4.176%-6.933%, 11/1/2030-3/1/2047) ..      300,000     300,000
   Goldman Sachs, 5.37%, Due 4/2/2007 (Held at Bank of New York,
      Collateralized by U.S. Government Obligations valued at $182,005,
      4.0% - 8.5%, 1/1/2009 - 3/1/2037) ...................................      178,436     178,436
                                                                                           ---------
   TOTAL REPURCHASE AGREEMENTS ............................................                  778,436
                                                                                           ---------
TOTAL INVESTMENTS - 99.93% (Cost $823,867) ................................                $ 823,867
OTHER ASSETS, NET OF LIABILITIES - 0.07% ..................................                      584
                                                                                           ---------
TOTAL NET ASSETS - 100.00% ................................................                $ 824,451
                                                                                           =========

Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

#    Rates represent discount rate.

                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

     Securites of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By : /s/ Douglas G. Herring
     --------------------
     Douglas G. Herring
     President

Date: May 30, 2007
      ------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Douglas G. Herring
     --------------------
     Douglas G. Herring
     President

Date: May 30, 2007
      ------------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: May 30, 2007
      ------------------